UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

Investor Class (ACCNX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932493

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

I Class (ACCTX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J101

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

A Class (ACCQX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932543

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

C Class (ACCKX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.55%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932527

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

R Class (ACCPX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932519

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

R5 Class (ACCUX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932485

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

G Class (ACCYX)	September 30, 2024

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$407,794,618
Management Fees (dollars paid during the reporting period)	$1,055,605
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	590

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932113

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Investor Class (ADFIX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.60%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932402

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

I Class (ACBPX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$21	0.40%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932600

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Y Class (ADVYX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.37%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J309

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

A Class (ADFAX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.85%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932501

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

C Class (CDBCX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$82	1.60%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932824

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R Class (ADVRX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.10%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932717

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R5 Class (ADRVX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$21	0.40%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J200

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R6 Class (ADDVX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932410

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

G Class (ACDOX)	September 30, 2024

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$6,201,262,197
Management Fees (dollars paid during the reporting period)	$3,861,188
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	577

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J788

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

Investor Class (AHIVX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932170

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

I Class (AHIIX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932162

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

Y Class (NPHIX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932154

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

A Class (AHIAX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932147

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

R5 Class (AHIEX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.58%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932139

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

R6 Class (AHIDX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932121

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

G Class (ACHFX)	September 30, 2024

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$2,312,945,942
Management Fees (dollars paid during the reporting period)	$3,721,596
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,481

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J770

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

Investor Class (ABHIX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.77%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932808

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

I Class (AHYHX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.67%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J507

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

Y Class (AHYLX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$29	0.57%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J606

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

A Class (AHYVX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.02%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932881

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

C Class (AHDCX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.77%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932873

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R Class (AHYRX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.27%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932691

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R5 Class (ACYIX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$29	0.57%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932782

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R6 Class (AHYDX)	September 30, 2024

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.52%

Fund Statistics
Net Assets	$95,910,822
Management Fees (dollars paid during the reporting period)	$354,343
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932394

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Investor Class (ASIEX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932329

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

I Class (ASIGX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.48%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J853

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Y Class (ASYIX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$20	0.38%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J846

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

A Class (ASIQX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932360

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

C Class (ASIHX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.58%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932352

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R Class (ASIWX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932345

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R5 Class (ASIJX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.38%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932311

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R6 Class (ASIPX)	September 30, 2024

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.33%

Fund Statistics
Net Assets	$109,579,929
Management Fees (dollars paid during the reporting period)	$253,354
Portfolio Turnover Rate	76%
Total Number of Portfolio Holdings	379

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932337

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

Investor Class (BPRXX)	September 30, 2024

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - Investor Class	4.55%
7-Day Effective Yield - Investor Class	4.66%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932105

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

A Class (ACAXX)	September 30, 2024

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - A Class	4.30%
7-Day Effective Yield - A Class	4.40%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932204

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

C Class (ARCXX)	September 30, 2024

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$67	1.32%

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - C Class	3.81%
7-Day Effective Yield - C Class	3.88%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932303

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

Investor Class (ACSNX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.56%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932436

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

I Class (ASHHX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.46%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J705

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

A Class (ACSQX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.81%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932477

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

C Class (ACSKX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.56%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932451

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

R Class (ACSPX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.06%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932444

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

R5 Class (ACSUX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.36%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932428

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

R6 Class (ASDDX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.31%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J820

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

G Class (ASDOX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$1,346,044,199
Management Fees (dollars paid during the reporting period)	$1,546,325
Portfolio Turnover Rate	168%
Total Number of Portfolio Holdings	285

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J796

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Investor Class (APOIX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.63%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932774

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

I Class (APOHX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.53%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J804

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Y Class (APOYX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$22	0.43%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J887

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

A Class (APOAX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.88%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932758

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

C Class (APOCX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$83	1.63%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932733

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R Class (APORX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.13%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932725

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R5 Class (APISX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.43%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932766

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R6 Class (APODX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$19	0.38%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932378

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

G Class (APOGX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$4	0.07%

Fund Statistics
Net Assets	$1,775,751,652
Management Fees (dollars paid during the reporting period)	$2,566,728
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J838

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Investor Class (ASDVX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$27	0.52%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932253

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

I Class (ASDHX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.42%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J879

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Y Class (ASYDX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$16	0.32%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J861

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

A Class (ASADX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$39	0.77%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932295

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

C Class (ASCDX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$78	1.52%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932287

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R Class (ASDRX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	1.02%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932279

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R5 Class (ASDJX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$16	0.32%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932246

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R6 Class (ASXDX)	September 30, 2024

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Fund Statistics
Net Assets	$643,214,744
Management Fees (dollars paid during the reporting period)	$1,353,776
Portfolio Turnover Rate	92%
Total Number of Portfolio Holdings	308

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932261

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

Investor Class (TCRXX)	September 30, 2024

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - Investor Class	4.53%
7-Day Effective Yield - Investor Class	4.63%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932709

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

A Class (AGQXX)	September 30, 2024

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.70%

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - A Class	4.28%
7-Day Effective Yield - A Class	4.37%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932238

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

C Class (AGHXX)	September 30, 2024

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$61	1.20%

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - C Class	3.78%
7-Day Effective Yield - C Class	3.85%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2024

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)
G Class (ACCYX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$14,619	$14,238
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.7%
FHLMC, 6.00%, 9/1/35	129,505	135,823
FHLMC, 2.00%, 6/1/36	1,830,882	1,687,405
FHLMC, 6.00%, 2/1/38	66,818	70,511
FHLMC, 3.50%, 2/1/49	1,997,660	1,885,844
FHLMC, 3.50%, 5/1/50	330,013	311,148
FHLMC, 2.50%, 10/1/50	1,573,666	1,372,571
FHLMC, 2.50%, 5/1/51	2,206,339	1,925,645
FHLMC, 3.50%, 5/1/51	605,833	571,920
FHLMC, 3.00%, 7/1/51	1,459,687	1,323,118
FHLMC, 2.00%, 8/1/51	1,880,393	1,568,791
FHLMC, 2.50%, 10/1/51	985,225	866,135
FHLMC, 3.00%, 12/1/51	458,226	413,291
FHLMC, 2.50%, 2/1/52	2,172,808	1,891,879
FHLMC, 3.00%, 2/1/52	2,137,967	1,936,347
FHLMC, 3.50%, 5/1/52	1,105,983	1,044,458
FHLMC, 4.00%, 5/1/52	1,052,956	1,021,574
FHLMC, 4.00%, 5/1/52	603,539	580,762
FHLMC, 4.00%, 6/1/52	2,625,033	2,542,897
FHLMC, 5.00%, 6/1/52	1,138,867	1,141,812
FHLMC, 5.00%, 7/1/52	739,114	748,067
FHLMC, 5.00%, 8/1/52	1,481,698	1,485,642
FHLMC, 4.50%, 10/1/52	2,716,609	2,672,378
FHLMC, 4.50%, 10/1/52	2,234,966	2,200,632
FHLMC, 6.00%, 11/1/52	2,786,816	2,865,376
FHLMC, 5.50%, 12/1/52	657,973	670,458
FHLMC, 6.00%, 1/1/53	3,000,584	3,073,925
FHLMC, 6.50%, 11/1/53	1,799,636	1,861,505
FHLMC, 5.50%, 4/1/54	857,835	872,526
FNMA, 6.00%, 12/1/33	99,292	103,266
FNMA, 2.00%, 5/1/36	845,504	780,819
FNMA, 2.00%, 11/1/36	2,890,497	2,654,010
FNMA, 2.50%, 12/1/36	1,973,187	1,860,810
FNMA, 2.00%, 1/1/37	1,191,858	1,094,378
FNMA, 6.00%, 9/1/37	98,582	103,877
FNMA, 6.00%, 11/1/37	93,109	98,064
FNMA, 4.50%, 4/1/39	110,262	111,566
FNMA, 4.50%, 5/1/39	310,220	313,888
FNMA, 6.50%, 5/1/39	42,438	44,280
FNMA, 4.50%, 10/1/39	523,096	529,284
FNMA, 4.00%, 8/1/41	457,592	452,631
FNMA, 3.50%, 10/1/41	356,749	341,664
FNMA, 3.50%, 2/1/42	254,881	244,101
FNMA, 3.50%, 5/1/42	153,645	147,112
FNMA, 3.50%, 6/1/42	1,353,978	1,295,850
FNMA, 3.50%, 8/1/42	398,657	380,798
FNMA, 3.50%, 9/1/42	137,613	131,449
2

	Principal Amount/Shares	Value
FNMA, 3.50%, 5/1/45	$232,516	$220,367
FNMA, 4.00%, 11/1/45	270,259	264,070
FNMA, 4.00%, 11/1/45	108,884	106,357
FNMA, 4.00%, 2/1/46	439,479	429,281
FNMA, 4.00%, 4/1/46	324,728	317,193
FNMA, 3.50%, 2/1/47	612,982	578,691
FNMA, 2.50%, 6/1/50	610,408	533,174
FNMA, 2.50%, 10/1/50	2,164,501	1,880,322
FNMA, 2.50%, 2/1/51	4,073,544	3,557,952
FNMA, 2.50%, 12/1/51	1,578,655	1,384,159
FNMA, 2.50%, 2/1/52	821,121	715,935
FNMA, 3.00%, 2/1/52	2,257,245	2,040,745
FNMA, 3.00%, 2/1/52	1,460,827	1,320,638
FNMA, 2.00%, 3/1/52	3,317,691	2,780,788
FNMA, 3.00%, 3/1/52	1,258,686	1,148,121
FNMA, 3.00%, 4/1/52	1,868,478	1,689,184
FNMA, 3.50%, 4/1/52	1,681,990	1,569,073
FNMA, 3.50%, 4/1/52	675,538	629,753
FNMA, 4.00%, 4/1/52	1,766,287	1,706,336
FNMA, 4.00%, 4/1/52	629,234	610,486
FNMA, 4.00%, 4/1/52	560,127	540,064
FNMA, 3.00%, 5/1/52	1,329,452	1,214,954
FNMA, 3.50%, 5/1/52	2,370,080	2,219,049
FNMA, 3.50%, 5/1/52	1,326,879	1,237,809
FNMA, 4.00%, 5/1/52	1,656,740	1,594,233
FNMA, 3.00%, 6/1/52	1,313,793	1,187,718
FNMA, 3.00%, 6/1/52	527,249	481,904
FNMA, 3.50%, 6/1/52	1,564,555	1,484,806
FNMA, 4.50%, 7/1/52	506,198	498,426
FNMA, 5.00%, 8/1/52	1,711,808	1,714,911
FNMA, 4.50%, 9/1/52	866,889	867,535
FNMA, 5.00%, 9/1/52	1,131,724	1,146,271
FNMA, 5.50%, 10/1/52	1,631,262	1,653,535
FNMA, 5.50%, 1/1/53	3,210,301	3,258,982
FNMA, 6.50%, 1/1/53	2,864,113	2,966,288
FNMA, 5.50%, 3/1/53	732,547	744,447
FNMA, 4.00%, 4/1/53	2,324,974	2,252,102
FNMA, 4.50%, 8/1/53	603,805	599,501
FNMA, 6.00%, 9/1/53	1,701,605	1,744,195
FNMA, 6.00%, 9/1/53	1,641,875	1,685,825
FNMA, 5.50%, 3/1/54	3,732,080	3,781,218
FNMA, 6.00%, 5/1/54	1,985,926	2,033,291
GNMA, 2.50%, TBA	2,707,000	2,386,074
GNMA, 5.00%, TBA	1,853,000	1,856,256
GNMA, 7.00%, 4/20/26	19	20
GNMA, 7.50%, 8/15/26	57	58
GNMA, 8.00%, 8/15/26	8	8
GNMA, 8.00%, 6/15/27	149	150
GNMA, 6.50%, 3/15/28	225	226
GNMA, 6.50%, 5/15/28	498	506
GNMA, 7.00%, 5/15/31	685	718
GNMA, 5.50%, 12/15/32	29,044	30,500
GNMA, 4.50%, 8/15/33	38,024	37,960
GNMA, 6.00%, 9/20/38	35,413	38,274
3

	Principal Amount/Shares	Value
GNMA, 6.00%, 1/20/39	$8,125	$8,529
GNMA, 4.50%, 4/15/39	50,984	51,017
GNMA, 4.50%, 6/15/39	123,701	125,303
GNMA, 4.50%, 1/15/40	88,482	89,447
GNMA, 4.50%, 4/15/40	76,541	77,308
GNMA, 4.50%, 12/15/40	154,137	155,661
GNMA, 3.50%, 6/20/42	405,350	389,482
GNMA, 3.00%, 5/20/50	534,145	489,142
GNMA, 3.00%, 7/20/50	1,023,653	933,825
GNMA, 2.00%, 10/20/50	5,163,955	4,385,978
GNMA, 2.50%, 11/20/50	2,055,316	1,781,561
GNMA, 2.50%, 2/20/51	2,162,494	1,910,580
GNMA, 3.50%, 6/20/51	1,059,386	1,000,871
GNMA, 3.00%, 7/20/51	2,257,917	2,061,074
GNMA, 4.00%, 9/20/52	3,784,437	3,662,035
GNMA, 4.50%, 9/20/52	3,662,107	3,622,092
GNMA, 4.50%, 10/20/52	3,583,978	3,544,817
GNMA, 5.50%, 4/20/53	2,517,821	2,546,168
UMBS, 4.00%, TBA	2,475,000	2,377,088
		141,382,704
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $141,076,518)		141,396,942
CORPORATE BONDS — 33.8%
Aerospace and Defense — 0.7%
Bombardier, Inc., 7.25%, 7/1/31(1)	413,000	437,134
Bombardier, Inc., 7.00%, 6/1/32(1)	320,000	335,099
L3Harris Technologies, Inc., 5.50%, 8/15/54	249,000	259,840
Northrop Grumman Corp., 4.90%, 6/1/34	245,000	250,647
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	236,838
RTX Corp., 6.40%, 3/15/54	270,000	319,019
Spirit AeroSystems, Inc., 4.60%, 6/15/28	125,000	119,548
TransDigm, Inc., 6.75%, 8/15/28(1)	581,000	598,743
TransDigm, Inc., 6.625%, 3/1/32(1)	410,000	427,463
		2,984,331
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	500,000	526,462
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	258,637
United Parcel Service, Inc., 5.50%, 5/22/54	210,000	224,222
		1,009,321
Automobile Components — 0.4%
Aptiv PLC/Aptiv Global Financing DAC, VRN, 6.875%, 12/15/54	769,000	779,003
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	866,000	869,597
		1,648,600
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	448,041
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	592,852
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	420,000	425,401
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	339,014
General Motors Financial Co., Inc., 5.95%, 4/4/34	445,000	460,722
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	142,749
Hyundai Capital America, 6.20%, 9/21/30(1)	267,000	288,105
Toyota Motor Credit Corp., 5.55%, 11/20/30	470,000	502,332
		3,199,216
Banks — 3.8%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	560,000	560,280
4

	Principal Amount/Shares	Value
Bancolombia SA, VRN, 4.625%, 12/18/29	$406,000	$402,134
Bank of America Corp., VRN, 5.82%, 9/15/29	555,000	584,231
Bank of America Corp., VRN, 5.29%, 4/25/34	720,000	748,825
Bank of America Corp., VRN, 5.47%, 1/23/35	930,000	978,349
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	400,000	392,395
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	356,289
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	590,000	611,611
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	330,568
Citibank NA, 5.44%, 4/30/26	280,000	285,550
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	496,721
Citigroup, Inc., VRN, 6.27%, 11/17/33	355,000	390,102
Citigroup, Inc., VRN, 5.83%, 2/13/35	445,000	464,902
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	245,000	255,437
Fifth Third Bancorp, 8.25%, 3/1/38	670,000	844,152
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	416,110
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	530,000	615,699
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	472,000	467,050
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	520,000	538,192
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	921,000	982,020
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	246,000	257,226
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	816,000	879,661
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	345,000	359,950
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	444,000	453,106
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(1)	400,000	378,650
Synchrony Bank, 5.40%, 8/22/25	263,000	263,624
U.S. Bancorp, VRN, 5.73%, 10/21/26	430,000	435,478
Wells Fargo & Co., VRN, 6.30%, 10/23/29	565,000	604,652
Wells Fargo & Co., VRN, 5.39%, 4/24/34	429,000	445,168
Wells Fargo & Co., VRN, 5.56%, 7/25/34	462,000	484,911
Wells Fargo & Co., VRN, 5.01%, 4/4/51	385,000	377,754
		15,660,797
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	885,000	888,972
Biotechnology — 0.4%
AbbVie, Inc., 2.95%, 11/21/26	355,000	347,626
AbbVie, Inc., 5.35%, 3/15/44	313,000	330,419
AbbVie, Inc., 5.40%, 3/15/54	177,000	187,829
Amgen, Inc., 5.65%, 3/2/53	545,000	573,712
		1,439,586
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,383,000	1,357,424
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	312,000	324,354
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	150,000	154,211
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	82,904
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	553,184
		2,472,077
Capital Markets — 2.7%
Ares Capital Corp., 5.95%, 7/15/29	495,000	508,348
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	565,000	577,807
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	526,000	521,450
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	155,000	165,032
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	135,000	137,532
Blue Owl Capital Corp., 3.40%, 7/15/26	325,000	314,779
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	645,563
5

	Principal Amount/Shares	Value
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	$245,000	$251,438
Charles Schwab Corp., VRN, 6.20%, 11/17/29	247,000	264,102
Charles Schwab Corp., VRN, 6.14%, 8/24/34	200,000	218,728
CI Financial Corp., 7.50%, 5/30/29(1)	585,000	610,345
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	870,000	937,039
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	644,000	692,246
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	511,805
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	386,000	384,719
Intercontinental Exchange, Inc., 3.625%, 9/1/28	1,220,000	1,194,876
Janus Henderson U.S. Holdings, Inc., 5.45%, 9/10/34(1)	265,000	263,918
Morgan Stanley, VRN, 5.16%, 4/20/29	242,000	248,818
Morgan Stanley, VRN, 6.63%, 11/1/34	975,000	1,103,233
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	182,672
Northern Trust Corp., VRN, 3.375%, 5/8/32	826,000	804,245
State Street Corp., VRN, 5.75%, 11/4/26	430,000	435,863
UBS Group AG, 4.125%, 9/24/25(1)	212,000	211,398
		11,185,956
Chemicals — 0.2%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	188,754
Dow Chemical Co., 4.375%, 11/15/42	150,000	132,315
Huntsman International LLC, 5.70%, 10/15/34	345,000	342,369
LYB International Finance III LLC, 5.50%, 3/1/34	320,000	333,079
		996,517
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	440,000	403,294
Construction Materials — 0.2%
CRH America Finance, Inc., 5.40%, 5/21/34	311,000	324,567
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	280,000	296,877
		621,444
Consumer Finance — 0.5%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	175,000	180,022
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	300,000	313,705
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	407,000	419,702
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	732,000	788,511
OneMain Finance Corp., 7.125%, 3/15/26	62,000	63,344
OneMain Finance Corp., 7.50%, 5/15/31	203,000	209,141
		1,974,425
Consumer Staples Distribution & Retail — 0.4%
Cencosud SA, 5.95%, 5/28/31(1)	419,000	438,018
Kroger Co., 4.90%, 9/15/31	665,000	669,524
Target Corp., 4.50%, 9/15/34	233,000	233,114
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	180,000	173,306
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	192,000	191,826
		1,705,788
Containers and Packaging — 0.1%
Sonoco Products Co., 4.60%, 9/1/29	165,000	164,249
Sonoco Products Co., 5.00%, 9/1/34	324,000	319,670
		483,919
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	330,000	238,711
Diversified REITs — 0.9%
American Assets Trust LP, 6.15%, 10/1/34	535,000	541,430
Cousins Properties LP, 5.875%, 10/1/34	510,000	523,825
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,966
6

	Principal Amount/Shares	Value
Highwoods Realty LP, 4.20%, 4/15/29	$751,000	$726,134
Invitation Homes Operating Partnership LP, 4.875%, 2/1/35	230,000	227,158
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 1/15/35(1)	220,000	225,091
Simon Property Group LP, 4.75%, 9/26/34	329,000	326,412
Store Capital LLC, 4.50%, 3/15/28	501,000	491,807
Store Capital LLC, 2.75%, 11/18/30	67,000	58,636
Store Capital LLC, 2.70%, 12/1/31	27,000	22,995
Trust Fibra Uno, 4.87%, 1/15/30(1)	445,000	412,858
		3,757,312
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.50%, 9/15/53	835,000	613,946
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	107,000	115,447
Sprint Capital Corp., 6.875%, 11/15/28	272,000	297,188
Sprint Capital Corp., 8.75%, 3/15/32	660,000	819,393
Verizon Communications, Inc., 7.75%, 12/1/30	569,000	675,166
Verizon Communications, Inc., 2.99%, 10/30/56	630,000	413,590
		2,934,730
Electric Utilities — 2.7%
Arizona Public Service Co., 5.70%, 8/15/34	323,000	341,171
Baltimore Gas & Electric Co., 5.65%, 6/1/54	470,000	506,271
Black Hills Corp., 6.00%, 1/15/35	229,000	243,989
Centrais Eletricas Brasileiras SA, 6.50%, 1/11/35(1)	363,000	364,724
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	483,666
Commonwealth Edison Co., 2.55%, 6/15/26	365,000	356,141
Commonwealth Edison Co., 5.30%, 2/1/53	160,000	164,347
Duke Energy Corp., 5.00%, 8/15/52	220,000	208,498
Duke Energy Corp., 5.80%, 6/15/54	405,000	427,941
Duke Energy Florida LLC, 1.75%, 6/15/30	319,000	279,398
Duke Energy Progress LLC, 4.15%, 12/1/44	646,000	567,648
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	176,176
Emera, Inc., VRN, 6.75%, 6/15/76	600,000	605,712
Florida Power & Light Co., 4.125%, 2/1/42	720,000	650,945
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	172,000	183,358
MidAmerican Energy Co., 5.85%, 9/15/54	867,000	966,527
Northern States Power Co., 3.20%, 4/1/52	290,000	212,285
Northern States Power Co., 5.10%, 5/15/53	300,000	303,170
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	931,392
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50	715,000	567,943
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	160,630
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	300,476
PECO Energy Co., 4.375%, 8/15/52	405,000	364,958
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	588,251	559,125
Union Electric Co., 5.45%, 3/15/53	270,000	282,964
Union Electric Co., 5.25%, 1/15/54	180,000	182,787
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	304,000	320,035
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	164,000	175,390
		10,887,667
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	332,000	346,416
Financial Services — 1.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	343,046
Corebridge Financial, Inc., 5.75%, 1/15/34	200,000	210,943
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	505,000	511,459
Essent Group Ltd., 6.25%, 7/1/29	985,000	1,028,081
7

	Principal Amount/Shares	Value
GE Capital Funding LLC, 4.55%, 5/15/32	$440,000	$440,736
Nationwide Building Society, 5.13%, 7/29/29(1)	795,000	819,144
NMI Holdings, Inc., 6.00%, 8/15/29	590,000	606,698
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	593,000	614,468
		4,574,575
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	559,268
Kraft Heinz Foods Co., 5.00%, 6/4/42	335,000	327,297
Mars, Inc., 3.875%, 4/1/39(1)	145,000	130,088
		1,016,653
Gas Utilities — 0.1%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	405,000	414,673
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	632,361
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	216,000	223,598
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	535,000	577,581
Union Pacific Corp., 3.55%, 8/15/39	599,000	523,692
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	413,199
		2,370,431
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	722,107
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	531,000	552,112
		1,274,219
Health Care Providers and Services — 2.1%
Centene Corp., 4.625%, 12/15/29	620,000	607,145
CVS Health Corp., 5.70%, 6/1/34	429,000	447,715
CVS Health Corp., 6.00%, 6/1/44	460,000	475,718
CVS Health Corp., 5.625%, 2/21/53	135,000	133,314
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	127,238
HCA, Inc., 5.45%, 4/1/31	236,000	245,968
HCA, Inc., 5.90%, 6/1/53	370,000	386,239
Humana, Inc., 5.75%, 4/15/54	249,000	255,052
Icon Investments Six DAC, 6.00%, 5/8/34	458,000	487,451
IQVIA, Inc., 5.00%, 5/15/27(1)	605,000	601,838
IQVIA, Inc., 6.25%, 2/1/29	555,000	590,359
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	193,767
Select Medical Corp., 6.25%, 8/15/26(1)	745,000	750,135
Star Parent, Inc., 9.00%, 10/1/30(1)	542,000	582,557
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	395,000	412,784
Tenet Healthcare Corp., 5.125%, 11/1/27	304,000	303,096
Tenet Healthcare Corp., 6.125%, 10/1/28	225,000	226,975
UnitedHealth Group, Inc., 5.50%, 7/15/44	474,000	501,931
UnitedHealth Group, Inc., 5.05%, 4/15/53	585,000	581,432
Universal Health Services, Inc., 5.05%, 10/15/34	507,000	497,879
		8,408,593
Hotels, Restaurants and Leisure — 0.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	407,397
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	290,000	300,161
Carnival Corp., 4.00%, 8/1/28(1)	315,000	304,437
International Game Technology PLC, 5.25%, 1/15/29(1)	1,375,000	1,370,708
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	845,000	874,883
Marriott International, Inc., 5.30%, 5/15/34	230,000	237,092
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	293,000	300,562
		3,795,240
8

	Principal Amount/Shares	Value
Household Durables — 0.4%
DR Horton, Inc., 5.00%, 10/15/34	$333,000	$337,796
KB Home, 4.80%, 11/15/29	590,000	582,638
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	563,000	502,445
		1,422,879
Independent Power and Renewable Electricity Producers — 0.1%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	400,000	417,780
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 5.25%, 3/1/54	325,000	339,219
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	400,000	384,862
		724,081
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	192,000	205,510
Insurance — 0.5%
Athene Global Funding, 5.53%, 7/11/31(1)	330,000	339,355
Athene Holding Ltd., 6.25%, 4/1/54	296,000	315,824
CNO Financial Group, Inc., 6.45%, 6/15/34	317,000	335,251
MetLife, Inc., 6.40%, 12/15/66	240,000	254,954
Pricoa Global Funding I, 4.65%, 8/27/31(1)	490,000	496,672
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	425,000	455,284
		2,197,340
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 5.40%, 8/15/54	310,000	325,016
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	536,000	561,586
Kyndryl Holdings, Inc., 3.15%, 10/15/31	365,000	320,927
Kyndryl Holdings, Inc., 4.10%, 10/15/41	227,000	183,125
		1,065,638
Leisure Products — 0.3%
Mattel, Inc., 3.75%, 4/1/29(1)	1,290,000	1,233,929
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34	329,000	344,184
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	896,900
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	245,439
Nordson Corp., 4.50%, 12/15/29	540,000	542,366
Terex Corp., 6.25%, 10/15/32(1)(2)	110,000	111,100
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	229,000	242,180
		2,382,169
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	146,000	156,346
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	485,000	427,837
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 6/1/29	190,000	196,726
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	550,000	502,088
Comcast Corp., 3.15%, 3/1/26	365,000	360,090
Comcast Corp., 2.94%, 11/1/56	800,000	523,341
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,125,000	1,087,801
TEGNA, Inc., 4.75%, 3/15/26(1)	790,000	780,539
Time Warner Cable LLC, 6.55%, 5/1/37	610,000	604,037
		4,482,459
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	201,000	204,638
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	768,000	777,401
CSN Inova Ventures, 6.75%, 1/28/28(1)	202,000	195,323
9

	Principal Amount/Shares	Value
CSN Resources SA, 4.625%, 6/10/31(1)	$400,000	$325,105
Glencore Funding LLC, 6.50%, 10/6/33(1)	200,000	220,744
Glencore Funding LLC, 5.63%, 4/4/34(1)	165,000	172,300
Glencore Funding LLC, 5.89%, 4/4/54(1)	100,000	105,311
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	19,685
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	462,000	484,393
		2,504,900
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	885,000	884,279
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,009,000	986,820
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	830,000	811,311
		2,682,410
Multi-Utilities — 0.5%
Dominion Energy, Inc., 4.90%, 8/1/41	328,000	309,944
DTE Energy Co., 5.85%, 6/1/34	329,000	353,313
Engie SA, 5.875%, 4/10/54(1)	545,000	571,864
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	550,000	599,524
Sempra, 3.25%, 6/15/27	357,000	348,118
		2,182,763
Oil, Gas and Consumable Fuels — 3.2%
3R Lux SARL, 9.75%, 2/5/31(1)	269,000	283,662
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	349,440
BP Capital Markets America, Inc., 3.06%, 6/17/41	300,000	233,179
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	467,250
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	417,000	425,114
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	530,000	547,023
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	400,000	427,048
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	399,223
Diamondback Energy, Inc., 5.40%, 4/18/34	323,000	329,880
Diamondback Energy, Inc., 5.75%, 4/18/54	170,000	171,425
Ecopetrol SA, 5.875%, 5/28/45	545,000	409,477
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	400,000	421,014
Energy Transfer LP, 6.55%, 12/1/33	658,000	726,888
Energy Transfer LP, 6.125%, 12/15/45	390,000	407,257
EnLink Midstream LLC, 5.65%, 9/1/34	96,000	99,274
EQT Corp., 3.625%, 5/15/31(1)	290,000	266,391
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	840,000	870,162
Marathon Oil Corp., 5.70%, 4/1/34	390,000	418,676
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	299,777
Matador Resources Co., 6.25%, 4/15/33(1)	119,000	117,302
MEG Energy Corp., 5.875%, 2/1/29(1)	490,000	479,823
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	182,713
Occidental Petroleum Corp., 6.625%, 9/1/30	310,000	334,637
Occidental Petroleum Corp., 5.375%, 1/1/32	495,000	502,206
Occidental Petroleum Corp., 6.45%, 9/15/36	200,000	216,149
Petroleos Mexicanos, 5.95%, 1/28/31	430,000	372,440
Petroleos Mexicanos, 10.00%, 2/7/33	805,000	853,668
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	40,861
Shell International Finance BV, 4.375%, 5/11/45	235,000	213,647
SM Energy Co., 6.75%, 9/15/26	488,000	488,144
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(1)	300,000	303,020
Southwestern Energy Co., 5.375%, 3/15/30	867,000	864,956
Sunoco LP, 7.00%, 5/1/29(1)	304,000	317,868
		12,839,594
10

	Principal Amount/Shares	Value
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	$311,000	$295,939
Suzano Austria GmbH, 3.75%, 1/15/31	306,000	282,173
Suzano Austria GmbH, 3.125%, 1/15/32	240,000	208,716
		786,828
Passenger Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,170,338	1,167,959
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	672,375	675,750
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	720,500	729,999
		2,573,708
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	175,000	185,539
Bristol-Myers Squibb Co., 5.55%, 2/22/54	460,000	487,676
Eli Lilly & Co., 5.00%, 2/9/54	247,000	251,309
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	356,000	381,911
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	364,000	367,056
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	540,000	543,607
		2,217,098
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	370,000	322,305
Retail REITs — 0.1%
Realty Income Corp., 5.375%, 9/1/54	377,000	384,045
Semiconductors and Semiconductor Equipment — 0.2%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	480,000	497,147
Intel Corp., 2.45%, 11/15/29	335,000	301,629
		798,776
Software — 0.5%
Microsoft Corp., 2.50%, 9/15/50	335,000	227,278
Open Text Corp., 6.90%, 12/1/27(1)	258,000	272,338
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	250,000	229,967
Oracle Corp., 3.60%, 4/1/40	488,000	406,244
Oracle Corp., 5.375%, 9/27/54	320,000	320,041
Oracle Corp., 5.50%, 9/27/64	265,000	264,194
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	455,000	470,764
		2,190,826
Specialized REITs — 0.4%
EPR Properties, 4.95%, 4/15/28	590,000	584,972
EPR Properties, 3.75%, 8/15/29	125,000	116,957
VICI Properties LP, 5.75%, 4/1/34	340,000	356,376
VICI Properties LP, 6.125%, 4/1/54	140,000	146,863
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	458,113
		1,663,281
Specialty Retail — 0.3%
AutoZone, Inc., 5.10%, 7/15/29	201,000	207,145
AutoZone, Inc., 6.55%, 11/1/33	254,000	284,155
Home Depot, Inc., 5.30%, 6/25/54	280,000	294,492
Lowe's Cos., Inc., 5.625%, 4/15/53	380,000	395,864
		1,181,656
Technology Hardware, Storage and Peripherals — 0.3%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	485,000	483,865
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	324,000	323,433
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	370,000	363,497
		1,170,795
11

	Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	$317,000	$333,260
Tapestry, Inc., 7.85%, 11/27/33	385,000	417,617
		750,877
Trading Companies and Distributors — 0.3%
Air Lease Corp., 5.20%, 7/15/31	229,000	234,210
Aircastle Ltd., 5.95%, 2/15/29(1)	420,000	435,292
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	610,000	640,867
		1,310,369
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 6.70%, 12/15/33	882,000	984,867
TOTAL CORPORATE BONDS (Cost $134,728,371)		137,851,708
PREFERRED STOCKS — 6.5%
Banks — 5.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	1,400,000	1,404,325
Banco Santander SA, 4.75%	1,600,000	1,527,166
Bank of Nova Scotia, 4.90%	1,010,000	998,748
Barclays PLC, 6.125%	1,400,000	1,397,033
BNP Paribas SA, 7.375%(1)	1,355,000	1,370,558
Commerzbank AG, 7.00%	1,400,000	1,401,849
Credit Agricole SA, 8.125%(1)	1,150,000	1,184,356
Danske Bank AS, 7.00%	1,480,000	1,487,449
HSBC Holdings PLC, 6.00%	995,000	1,001,904
HSBC Holdings PLC, 6.375%	1,380,000	1,383,563
ING Groep NV, 6.50%	1,380,000	1,383,887
Intesa Sanpaolo SpA, 7.70%(1)	1,365,000	1,366,748
Lloyds Banking Group PLC, 7.50%	1,385,000	1,401,126
NatWest Group PLC, 6.00%	495,000	495,981
NatWest Group PLC, 8.00%	860,000	874,119
Nordea Bank Abp, 6.30%(1)	227,000	225,545
Nordea Bank Abp, 6.625%(1)	1,395,000	1,415,513
Societe Generale SA, 5.375%(1)	695,000	597,679
Societe Generale SA, 8.00%(1)	1,295,000	1,308,867
		22,226,416
Capital Markets — 0.9%
Charles Schwab Corp., 5.375%	970,000	970,799
Deutsche Bank AG, 7.50%	1,400,000	1,396,980
UBS Group AG, 6.875%	1,320,000	1,325,960
		3,693,739
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	785,000	781,069
TOTAL PREFERRED STOCKS (Cost $26,289,622)		26,701,224
U.S. TREASURY SECURITIES — 6.0%
U.S. Treasury Bonds, 3.75%, 8/15/41(3)	$900,000	868,043
U.S. Treasury Bonds, 2.375%, 2/15/42	500,000	389,609
U.S. Treasury Bonds, 4.00%, 11/15/42	1,600,000	1,575,000
U.S. Treasury Bonds, 4.375%, 8/15/43	2,200,000	2,262,863
U.S. Treasury Bonds, 4.75%, 11/15/43	3,800,000	4,100,289
U.S. Treasury Bonds, 4.50%, 2/15/44	1,600,000	1,670,000
U.S. Treasury Bonds, 4.625%, 5/15/44	2,600,000	2,756,406
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	582,176
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	165,938
U.S. Treasury Bonds, 4.125%, 8/15/53	1,700,000	1,693,426
12

		Principal Amount/Shares	Value
U.S. Treasury Bonds, 4.75%, 11/15/53		$1,700,000	$1,878,301
U.S. Treasury Notes, 1.125%, 1/15/25(3)		1,200,000	1,188,225
U.S. Treasury Notes, 3.875%, 11/30/27(3)		600,000	605,344
U.S. Treasury Notes, 3.625%, 8/31/29		3,300,000	3,310,313
U.S. Treasury Notes, 4.25%, 6/30/31		700,000	724,814
U.S. Treasury Notes, 3.75%, 8/31/31		700,000	703,828
TOTAL U.S. TREASURY SECURITIES (Cost $23,462,951)			24,474,575
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)		451,237	450,154
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)		388,664	392,020
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)		1,255,355	1,276,515
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)		984,145	997,871
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		1,714	1,676
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)		772,668	772,631
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)		1,410,971	1,428,510
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)		1,344,671	1,363,670
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 9/26/33(1)		600,000	603,230
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)		92,027	92,295
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32		9,274	9,018
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)		1,328,553	1,341,799
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)		774,587	781,834
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)		1,431,202	1,452,379
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)		279,906	284,921
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)		906,894	923,713
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)		802,448	817,017
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)		707,981	722,738
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)		1,323,536	1,336,903
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)		72,478	65,884
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)		736,243	734,682
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)		714,994	728,903
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)		1,943,346	1,981,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		55,647	49,809
			18,610,151
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 6/25/43(1)		407,987	410,310
FHLMC, Series 3397, Class GF, VRN, 5.96%, (30-day average SOFR plus 0.61%), 12/15/37		68,539	68,307
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52		9,054,069	1,121,937
FNMA, Series 2023-R05, Class 1M1, VRN, 7.16%, (30-day average SOFR plus 1.90%), 6/25/43(1)		360,781	363,665
GNMA, Series 2007-5, Class FA, VRN, 5.22%, (1-month SOFR plus 0.25%), 2/20/37		88,540	88,523
			2,052,742
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,391,189)			20,662,893
ASSET-BACKED SECURITIES — 3.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	913,431
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)		347,459	352,911
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)		821,563	821,731
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		210,390	196,361
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		326,540	304,774
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	800,000	569,331
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		$750,000	730,904
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		2,462,092	2,323,143
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		324,870	314,700
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		726,581	680,224
13

	Principal Amount/Shares	Value
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	$243,945	$209,683
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	501,174	454,441
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	350,718	327,307
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,500,000	1,352,304
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	1,085,172	1,103,527
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	700,000	722,939
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	346,804	330,463
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	581,536
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	1,048,157	1,059,747
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,038,548
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	190,012	189,696
TOTAL ASSET-BACKED SECURITIES (Cost $14,790,028)		14,577,701
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	304,000	239,853
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	313,303
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	276,338
Bank5, Series 2024-5YR7, Class AS, VRN, 6.49%, 6/15/57	1,042,000	1,104,182
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	325,080
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,410,750
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	529,000	408,870
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	554,912
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	205,338
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	758,491	692,488
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.71%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	464,939
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	493,594
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	1,254,000	1,242,418
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	510,000	503,129
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	911,121
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	239,052
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	464,839
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	978,164
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	1,355,000	1,387,891
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	970,000	1,002,670
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	240,000	213,199
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,033,439)		13,432,130
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.12%, (3-month SOFR plus 1.86%), 4/30/31(1)	650,000	652,365
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 6.86%, (3-month SOFR plus 1.76%), 11/10/30(1)	1,050,000	1,052,972
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.18%, (1-month SOFR plus 1.08%), 12/15/35(1)	205,509	205,147
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.56%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,380,136	1,376,348
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.52%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	901,091
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	167,690	167,828
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 7.21%, (1-month SOFR plus 2.11%), 9/15/37(1)	824,891	823,567
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	602,325
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.28%, (3-month SOFR plus 2.00%), 7/20/31(1)	1,425,000	1,429,014
LCM XXII Ltd., Series 22A, Class A2R, VRN, 6.99%, (3-month SOFR plus 1.71%), 10/20/28(1)	604,518	605,287
Madison Park Funding XL Ltd., Series 9A, Class BR2, VRN, 6.82%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	625,981
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.25%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	501,858
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CRR, 6.85%, 7/20/30(1)	1,000,000	993,576
14

	Principal Amount/Shares	Value
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.72%, (1-month SOFR plus 2.75%), 5/19/38(1)	$342,445	$343,492
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	675,000	676,958
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,870,904)		10,957,809
MUNICIPAL SECURITIES — 1.0%
California State University Rev., 2.98%, 11/1/51	400,000	297,902
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	87,332
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	336,737
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	796,250
Houston GO, 3.96%, 3/1/47	255,000	226,384
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	156,290
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	467,673
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,944
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	47,552
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	362,236
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	150,783
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	162,501
State of California GO, 4.60%, 4/1/38	140,000	137,660
State of California GO, 7.60%, 11/1/40	25,000	31,877
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	460,000	485,080
University of California Rev., 3.07%, 5/15/51	220,000	160,218
TOTAL MUNICIPAL SECURITIES (Cost $4,682,459)		3,958,419
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	300,000	303,855
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35	200,000	213,665
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36	273,000	286,982
Panama Government International Bonds, 4.50%, 4/1/56	400,000	288,837
		575,819
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,054,113)		1,093,339
SHORT-TERM INVESTMENTS — 4.2%
Commercial Paper(4) — 4.2%
Lion Bay Funding LLC, 4.97%, 10/1/24 (LOC: HSBC Bank PLC)(1)	8,500,000	8,498,863
Overwatch Alpha Funding LLC, 4.97%, 10/1/24 (LOC: Bank of Nova Scotia)(1)	8,500,000	8,498,860
TOTAL SHORT-TERM INVESTMENTS (Cost $17,000,000)		16,997,723
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $407,379,594)		412,104,463
OTHER ASSETS AND LIABILITIES — (1.1)%		(4,309,845)
TOTAL NET ASSETS — 100.0%		$407,794,618

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	242,869	USD	179,288	JPMorgan Chase Bank N.A.	12/18/24	$645
USD	744,801	CAD	1,010,320	JPMorgan Chase Bank N.A.	12/18/24	(3,708)
						$(3,063)

15

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	134	December 2024	$27,904,453	$(32,363)
U.S. Treasury 5-Year Notes	509	December 2024	55,930,352	18,559
U.S. Treasury 10-Year Notes	93	December 2024	10,628,157	4,366
U.S. Treasury Long Bonds	154	December 2024	19,124,875	(44,120)
U.S. Treasury Ultra Bonds	15	December 2024	1,996,406	(26,241)
			$115,584,243	$(79,799)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	25	December 2024	$2,957,422	$15,752
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,442,279, which represented 33.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,956,413.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $407,379,594)	$412,104,463
Cash	125,319
Receivable for investments sold	744,723
Receivable for capital shares sold	118,476
Unrealized appreciation on forward foreign currency exchange contracts	645
Interest receivable	3,355,163
416,448,789

Liabilities
Foreign currency overdraft payable, at value (cost of $1,681)	1,674
Payable for investments purchased	8,045,862
Payable for capital shares redeemed	30,515
Payable for variation margin on futures contracts	380,053
Unrealized depreciation on forward foreign currency exchange contracts	3,708
Accrued management fees	177,689
Distribution and service fees payable	3,275
Dividends payable	11,395
8,654,171

Net Assets	$407,794,618

Net Assets Consist of:
Capital paid in	$489,558,460
Distributable earnings (loss)	(81,763,842)
$407,794,618

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$379,850,143	40,076,862	$9.48
I Class	$11,568,779	1,220,562	$9.48
A Class	$12,220,468	1,289,118	$9.48
C Class	$563,274	59,426	$9.48
R Class	$912,798	96,289	$9.48
R5 Class	$2,674,240	282,198	$9.48
G Class	$4,916	519	$9.47
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.93 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $662)	$10,524,665

Expenses:
Management fees	1,055,613
Distribution and service fees:
A Class	15,141
C Class	2,365
R Class	2,173
Trustees' fees and expenses	12,540
Other expenses	11,561
1,099,393
Fees waived - G Class	(8)
1,099,385

Net investment income (loss)	9,425,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,436,023)
Forward foreign currency exchange contract transactions	125,683
Futures contract transactions	1,841,209
Swap agreement transactions	161,696
Foreign currency translation transactions	(1,326)
(308,761)

Change in net unrealized appreciation (depreciation) on:
Investments	13,957,923
Forward foreign currency exchange contracts	(83,746)
Futures contracts	(147,248)
Translation of assets and liabilities in foreign currencies	(1,043)
13,725,886

Net realized and unrealized gain (loss)	13,417,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,842,405

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$9,425,280	$17,036,981
Net realized gain (loss)	(308,761)	(24,687,046)
Change in net unrealized appreciation (depreciation)	13,725,886	13,478,450
Net increase (decrease) in net assets resulting from operations	22,842,405	5,828,385

Distributions to Shareholders
From earnings:
Investor Class	(8,916,221)	(15,217,394)
I Class	(318,826)	(844,492)
A Class	(279,255)	(504,367)
C Class	(9,131)	(15,541)
R Class	(18,945)	(32,397)
R5 Class	(65,629)	(311,731)
G Class	(127)	(220)
Decrease in net assets from distributions	(9,608,134)	(16,926,142)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,106,011)	(8,316,024)

Net increase (decrease) in net assets	12,128,260	(19,413,781)

Net Assets
Beginning of period	395,666,358	415,080,139
End of period	$407,794,618	$395,666,358

See Notes to Financial Statements.
19

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

20

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 80% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

21

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $244,990,845, of which $78,715,095 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $256,151,775, of which $109,680,908 represented U.S. Treasury and Government Agency obligations.

22

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	424,647	$3,905,497	6,534,451	$59,345,480
Issued in reinvestment of distributions	962,873	8,846,372	1,654,667	15,090,645
Redeemed	(1,008,555)	(9,348,844)	(7,598,653)	(70,262,306)
	378,965	3,403,025	590,465	4,173,819
I Class
Sold	86,758	805,859	243,261	2,222,195
Issued in reinvestment of distributions	34,721	318,115	92,651	844,448
Redeemed	(566,153)	(5,162,419)	(1,050,816)	(9,574,280)
	(444,674)	(4,038,445)	(714,904)	(6,507,637)
A Class
Sold	73,342	678,947	225,577	2,047,365
Issued in reinvestment of distributions	29,664	272,459	53,679	489,476
Redeemed	(173,042)	(1,595,181)	(252,246)	(2,295,525)
	(70,036)	(643,775)	27,010	241,316
C Class
Sold	19,749	183,848	21,490	197,349
Issued in reinvestment of distributions	993	9,131	1,695	15,478
Redeemed	(7,971)	(74,957)	(44,058)	(402,427)
	12,771	118,022	(20,873)	(189,600)
R Class
Sold	18,287	167,568	36,396	332,392
Issued in reinvestment of distributions	2,045	18,804	3,523	32,090
Redeemed	(13,685)	(126,973)	(43,513)	(386,199)
	6,647	59,399	(3,594)	(21,717)
R5 Class
Sold	26,179	239,238	218,105	1,972,970
Issued in reinvestment of distributions	7,145	65,629	32,613	295,904
Redeemed	(33,850)	(309,231)	(911,881)	(8,281,299)
	(526)	(4,364)	(661,163)	(6,012,425)
G Class
Issued in reinvestment of distributions	14	127	24	220
Net increase (decrease)	(116,839)	$(1,106,011)	(783,035)	$(8,316,024)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

23

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$141,396,942	—
Corporate Bonds	—	137,851,708	—
Preferred Stocks	—	26,701,224	—
U.S. Treasury Securities	—	24,474,575	—
Collateralized Mortgage Obligations	—	20,662,893	—
Asset-Backed Securities	—	14,577,701	—
Commercial Mortgage-Backed Securities	—	13,432,130	—
Collateralized Loan Obligations	—	10,957,809	—
Municipal Securities	—	3,958,419	—
Sovereign Governments and Agencies	—	1,093,339	—
Short-Term Investments	—	16,997,723	—
	—	$412,104,463	—
Other Financial Instruments
Futures Contracts	$38,677	—	—
Forward Foreign Currency Exchange Contracts	—	$645	—
	$38,677	$645	—

Liabilities
Other Financial Instruments
Futures Contracts	$102,724	—	—
Forward Foreign Currency Exchange Contracts	—	$3,708	—
	$102,724	$3,708	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,887,500.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,545,216.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or
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earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $101,097,867 futures contracts purchased and $6,579,965 futures contracts sold.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$645	Unrealized depreciation on forward foreign currency exchange contracts	$3,708
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	380,053
		$645		$383,761
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$161,696	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	125,683	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(83,746)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,841,209	Change in net unrealized appreciation (depreciation) on futures contracts	(147,248)
		$2,128,588		$(230,994)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

25

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$407,577,106
Gross tax appreciation of investments	$9,800,874
Gross tax depreciation of investments	(5,273,517)
Net tax appreciation (depreciation) of investments	$4,527,357

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(37,530,628) and accumulated long-term capital losses of $(48,033,522), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.17	0.22	0.31	0.53	(0.22)	—	(0.22)	$9.48	5.92%	0.55%	0.55%	4.75%	4.75%	62%	$379,850
2024	$9.45	0.40	(0.28)	0.12	(0.40)	—	(0.40)	$9.17	1.37%	0.55%	0.55%	4.38%	4.38%	150%	$364,079
2023	$10.44	0.32	(0.99)	(0.67)	(0.32)	—	(0.32)	$9.45	(6.42)%	0.55%	0.55%	3.37%	3.37%	174%	$369,558
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
2021	$10.78	0.23	0.44	0.67	(0.27)	—	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
2020	$10.56	0.29	0.19	0.48	(0.26)	—	(0.26)	$10.78	4.57%	0.55%	0.65%	2.64%	2.54%	129%	$85,343
I Class
2024(3)	$9.17	0.22	0.32	0.54	(0.23)	—	(0.23)	$9.48	5.97%	0.45%	0.45%	4.85%	4.85%	62%	$11,569
2024	$9.45	0.41	(0.28)	0.13	(0.41)	—	(0.41)	$9.17	1.47%	0.45%	0.45%	4.48%	4.48%	150%	$15,273
2023	$10.44	0.33	(0.99)	(0.66)	(0.33)	—	(0.33)	$9.45	(6.33)%	0.45%	0.45%	3.47%	3.47%	174%	$22,492
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
2021	$10.77	0.24	0.45	0.69	(0.28)	—	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
2020	$10.56	0.30	0.18	0.48	(0.27)	—	(0.27)	$10.77	4.67%	0.45%	0.55%	2.74%	2.64%	129%	$27,999
A Class
2024(3)	$9.17	0.21	0.31	0.52	(0.21)	—	(0.21)	$9.48	5.79%	0.80%	0.80%	4.50%	4.50%	62%	$12,220
2024	$9.45	0.38	(0.28)	0.10	(0.38)	—	(0.38)	$9.17	1.11%	0.80%	0.80%	4.13%	4.13%	150%	$12,467
2023	$10.44	0.30	(1.00)	(0.70)	(0.29)	—	(0.29)	$9.45	(6.66)%	0.80%	0.80%	3.12%	3.12%	174%	$12,591
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
2021	$10.78	0.21	0.43	0.64	(0.24)	—	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
2020	$10.56	0.26	0.19	0.45	(0.23)	—	(0.23)	$10.78	4.31%	0.80%	0.90%	2.39%	2.29%	129%	$16,670
C Class
2024(3)	$9.17	0.17	0.32	0.49	(0.18)	—	(0.18)	$9.48	5.39%	1.55%	1.55%	3.75%	3.75%	62%	$563
2024	$9.45	0.31	(0.28)	0.03	(0.31)	—	(0.31)	$9.17	0.36%	1.55%	1.55%	3.38%	3.38%	150%	$428
2023	$10.44	0.22	(0.99)	(0.77)	(0.22)	—	(0.22)	$9.45	(7.36)%	1.55%	1.55%	2.37%	2.37%	174%	$638
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
2021	$10.77	0.12	0.44	0.56	(0.15)	—	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458
2020	$10.56	0.18	0.18	0.36	(0.15)	—	(0.15)	$10.77	3.45%	1.55%	1.65%	1.64%	1.54%	129%	$3,623

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$9.17	0.20	0.31	0.51	(0.20)	—	(0.20)	$9.48	5.66%	1.05%	1.05%	4.25%	4.25%	62%	$913
2024	$9.45	0.35	(0.28)	0.07	(0.35)	—	(0.35)	$9.17	0.86%	1.05%	1.05%	3.88%	3.88%	150%	$822
2023	$10.44	0.28	(1.00)	(0.72)	(0.27)	—	(0.27)	$9.45	(6.89)%	1.05%	1.05%	2.87%	2.87%	174%	$881
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825
2021	$10.77	0.18	0.44	0.62	(0.21)	—	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591
2020	$10.56	0.23	0.19	0.42	(0.21)	—	(0.21)	$10.77	4.05%	1.05%	1.15%	2.14%	2.04%	129%	$487
R5 Class
2024(3)	$9.17	0.23	0.31	0.54	(0.23)	—	(0.23)	$9.48	6.03%	0.35%	0.35%	4.95%	4.95%	62%	$2,674
2024	$9.45	0.42	(0.28)	0.14	(0.42)	—	(0.42)	$9.17	1.57%	0.35%	0.35%	4.58%	4.58%	150%	$2,593
2023	$10.43	0.34	(0.98)	(0.64)	(0.34)	—	(0.34)	$9.45	(6.15)%	0.35%	0.35%	3.57%	3.57%	174%	$8,916
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
2021	$10.77	0.26	0.43	0.69	(0.29)	—	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
2020	$10.56	0.31	0.18	0.49	(0.28)	—	(0.28)	$10.77	4.68%	0.35%	0.45%	2.84%	2.74%	129%	$10,193
G Class
2024(3)	$9.16	0.24	0.32	0.56	(0.25)	—	(0.25)	$9.47	6.22%	0.01%	0.35%	5.29%	4.95%	62%	$5
2024	$9.44	0.45	(0.28)	0.17	(0.45)	—	(0.45)	$9.16	1.92%	0.01%	0.35%	4.92%	4.58%	150%	$5
2023	$10.43	0.34	(0.96)	(0.62)	(0.37)	—	(0.37)	$9.44	(5.92)%	0.01%	0.35%	3.91%	3.57%	174%	$5
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504
2021(4)	$11.37	0.11	(0.16)	(0.05)	(0.15)	—	(0.15)	$11.17	(0.45)%	0.01%	0.35%	2.47%	2.13%	285%(5)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)November 4, 2020 (commencement of sale) through March 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
29

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
30

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
31

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)
G Class (ACDOX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$891,748	$868,546
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	547,046	532,510
		1,401,056
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.3%
FHLMC, 6.00%, 9/1/35	885,422	928,619
FHLMC, 2.00%, 6/1/36	30,266,014	27,894,231
FHLMC, 6.00%, 2/1/38	517,365	545,958
FHLMC, 3.50%, 2/1/49	32,424,112	30,609,234
FHLMC, 3.00%, 1/1/50	22,779,361	20,493,842
FHLMC, 3.50%, 5/1/50	4,670,161	4,403,188
FHLMC, 2.50%, 10/1/50	22,315,499	19,463,852
FHLMC, 2.50%, 5/1/51	8,048,123	7,024,228
FHLMC, 3.50%, 5/1/51	20,653,866	19,497,711
FHLMC, 3.00%, 7/1/51	11,677,494	10,584,947
FHLMC, 2.00%, 8/1/51	25,446,286	21,229,551
FHLMC, 2.50%, 8/1/51	23,894,525	20,807,169
FHLMC, 2.50%, 10/1/51	13,579,173	11,937,771
FHLMC, 3.00%, 12/1/51	18,032,848	16,264,475
FHLMC, 3.00%, 2/1/52	17,160,189	15,541,902
FHLMC, 3.50%, 5/1/52	13,576,689	12,821,430
FHLMC, 4.00%, 5/1/52	21,748,412	20,927,661
FHLMC, 4.00%, 5/1/52	16,287,469	15,802,049
FHLMC, 3.00%, 6/1/52	8,284,855	7,510,525
FHLMC, 4.00%, 6/1/52	65,688,058	63,632,710
FHLMC, 5.00%, 7/1/52	9,195,729	9,307,121
FHLMC, 4.50%, 8/1/52	6,606,355	6,592,375
FHLMC, 4.50%, 10/1/52	33,283,694	32,741,786
FHLMC, 4.50%, 10/1/52	31,898,167	31,408,148
FHLMC, 5.50%, 11/1/52	8,655,295	8,783,527
FHLMC, 6.00%, 11/1/52	47,507,352	48,846,577
FHLMC, 5.50%, 12/1/52	8,278,903	8,435,988
FHLMC, 6.00%, 1/1/53	28,774,830	29,478,153
FHLMC, 6.50%, 11/1/53	27,875,570	28,833,891
FHLMC, 5.50%, 4/1/54	25,983,327	26,428,295
FNMA, 6.00%, 12/1/33	385,130	400,544
FNMA, 2.00%, 5/1/36	11,950,092	11,035,850
FNMA, 2.00%, 11/1/36	47,517,328	43,629,681
FNMA, 2.50%, 12/1/36	32,618,110	30,760,436
FNMA, 2.00%, 1/1/37	21,442,216	19,688,501
FNMA, 6.00%, 9/1/37	626,577	660,231
FNMA, 6.00%, 11/1/37	547,645	576,785
FNMA, 4.50%, 4/1/39	689,638	697,793
FNMA, 4.50%, 5/1/39	1,947,827	1,970,858
FNMA, 6.50%, 5/1/39	315,646	329,352
FNMA, 4.50%, 9/1/39	646,042	653,683
FNMA, 4.50%, 10/1/39	3,283,403	3,322,240
FNMA, 4.50%, 11/1/40	428,045	433,107
FNMA, 3.50%, 12/1/40	70,045	67,083
2

	Principal Amount/Shares	Value
FNMA, 4.00%, 8/1/41	$2,930,908	$2,899,133
FNMA, 4.50%, 9/1/41	429,949	434,597
FNMA, 3.50%, 10/1/41	2,932,887	2,808,873
FNMA, 3.50%, 12/1/41	2,263,986	2,168,203
FNMA, 4.00%, 12/1/41	1,362,934	1,347,593
FNMA, 3.50%, 2/1/42	3,340,614	3,199,326
FNMA, 3.50%, 5/1/42	614,581	588,448
FNMA, 3.50%, 6/1/42	8,615,264	8,245,399
FNMA, 3.50%, 8/1/42	5,772,487	5,513,897
FNMA, 3.50%, 9/1/42	1,039,523	992,958
FNMA, 4.00%, 11/1/45	1,164,911	1,138,233
FNMA, 4.00%, 11/1/45	1,000,436	977,215
FNMA, 4.00%, 2/1/46	1,790,982	1,749,423
FNMA, 4.00%, 4/1/46	2,717,569	2,654,509
FNMA, 3.00%, 5/1/50	2,916,959	2,684,777
FNMA, 2.50%, 6/1/50	23,809,369	20,796,791
FNMA, 2.50%, 10/1/50	35,645,000	30,965,135
FNMA, 2.50%, 12/1/50	10,570,060	9,131,035
FNMA, 2.50%, 2/1/51	50,499,532	44,107,760
FNMA, 2.00%, 3/1/51	3,373,904	2,809,394
FNMA, 3.00%, 6/1/51	1,435,137	1,317,119
FNMA, 2.50%, 12/1/51	22,386,940	19,628,795
FNMA, 2.00%, 2/1/52	6,818,159	5,734,897
FNMA, 2.50%, 2/1/52	9,781,409	8,528,402
FNMA, 3.00%, 2/1/52	36,479,451	32,980,574
FNMA, 3.00%, 2/1/52	30,096,340	27,215,253
FNMA, 3.00%, 2/1/52	16,799,513	15,187,334
FNMA, 2.00%, 3/1/52	44,908,653	37,641,070
FNMA, 2.50%, 3/1/52	27,983,307	24,499,984
FNMA, 3.00%, 4/1/52	10,490,931	9,484,253
FNMA, 3.50%, 4/1/52	8,291,386	7,729,430
FNMA, 4.00%, 4/1/52	21,581,939	20,849,406
FNMA, 4.00%, 4/1/52	9,756,625	9,465,923
FNMA, 4.00%, 4/1/52	6,844,873	6,599,701
FNMA, 3.00%, 5/1/52	16,202,227	14,806,827
FNMA, 3.50%, 5/1/52	32,878,654	30,783,484
FNMA, 3.50%, 5/1/52	27,136,951	25,315,314
FNMA, 3.50%, 5/1/52	24,842,673	23,525,081
FNMA, 4.00%, 5/1/52	32,623,913	31,393,055
FNMA, 3.00%, 6/1/52	6,652,861	6,080,701
FNMA, 3.50%, 6/1/52	27,816,627	26,398,761
FNMA, 4.50%, 7/1/52	18,217,081	17,937,378
FNMA, 5.00%, 8/1/52	51,404,409	51,497,572
FNMA, 4.50%, 9/1/52	12,526,356	12,535,680
FNMA, 5.00%, 9/1/52	14,542,240	14,729,161
FNMA, 5.00%, 10/1/52	48,072,047	48,155,463
FNMA, 5.50%, 10/1/52	24,659,659	24,996,359
FNMA, 5.00%, 1/1/53	39,720,029	39,782,665
FNMA, 5.50%, 1/1/53	46,017,886	46,715,698
FNMA, 6.50%, 1/1/53	45,453,361	47,074,858
FNMA, 5.00%, 2/1/53	10,918,670	10,945,490
FNMA, 6.00%, 9/1/53	28,042,991	28,744,891
FNMA, 6.00%, 9/1/53	27,056,879	27,781,136
FNMA, 5.50%, 3/1/54	53,133,683	53,833,262
3

	Principal Amount/Shares	Value
FNMA, 6.00%, 5/1/54	$30,056,404	$30,773,267
GNMA, 2.50%, TBA	52,974,000	46,693,713
GNMA, 5.00%, TBA	28,137,000	28,186,448
GNMA, 7.00%, 4/20/26	151	155
GNMA, 7.50%, 8/15/26	444	447
GNMA, 8.00%, 8/15/26	65	65
GNMA, 8.00%, 6/15/27	1,159	1,162
GNMA, 6.50%, 3/15/28	1,734	1,746
GNMA, 6.50%, 5/15/28	3,858	3,922
GNMA, 7.00%, 5/15/31	5,315	5,568
GNMA, 6.00%, 7/15/33	226,293	233,301
GNMA, 4.50%, 8/15/33	437,238	436,502
GNMA, 6.00%, 9/20/38	178,535	192,957
GNMA, 6.00%, 1/20/39	65,616	68,876
GNMA, 6.00%, 2/20/39	66,847	70,171
GNMA, 4.50%, 4/15/39	348,578	348,801
GNMA, 4.50%, 6/15/39	512,422	519,057
GNMA, 5.00%, 9/15/39	16,233	16,721
GNMA, 5.00%, 10/15/39	257,909	265,407
GNMA, 4.50%, 1/15/40	465,206	470,280
GNMA, 4.00%, 11/20/40	649,878	645,316
GNMA, 4.00%, 12/15/40	244,609	239,689
GNMA, 4.50%, 12/15/40	1,053,714	1,064,138
GNMA, 4.50%, 6/15/41	203,098	204,731
GNMA, 3.50%, 6/20/42	4,854,645	4,664,599
GNMA, 3.50%, 4/20/43	1,312,200	1,258,706
GNMA, 3.00%, 5/20/50	8,266,597	7,570,114
GNMA, 3.00%, 7/20/50	21,892,588	19,971,478
GNMA, 2.00%, 10/20/50	75,779,014	64,362,509
GNMA, 2.50%, 11/20/50	29,177,936	25,291,620
GNMA, 2.50%, 2/20/51	21,050,435	18,598,223
GNMA, 3.50%, 2/20/51	2,058,570	1,948,741
GNMA, 3.50%, 6/20/51	14,763,012	13,947,590
GNMA, 3.00%, 7/20/51	20,506,022	18,718,331
GNMA, 4.00%, 9/20/52	62,296,831	60,281,948
GNMA, 4.50%, 9/20/52	59,986,171	59,330,720
GNMA, 4.50%, 10/20/52	48,635,640	48,104,218
GNMA, 5.50%, 4/20/53	34,471,770	34,859,875
UMBS, 4.00%, TBA	52,449,000	50,374,100
		2,187,835,946
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,188,797,852)		2,189,237,002
CORPORATE BONDS — 21.8%
Aerospace and Defense — 0.2%
L3Harris Technologies, Inc., 5.50%, 8/15/54	3,851,000	4,018,655
Northrop Grumman Corp., 4.90%, 6/1/34	3,076,000	3,146,898
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,657,273
RTX Corp., 6.40%, 3/15/54	4,075,000	4,814,829
		15,637,655
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	7,005,000	7,375,735
GXO Logistics, Inc., 6.50%, 5/6/34	3,733,000	3,973,212
United Parcel Service, Inc., 5.50%, 5/22/54	3,290,000	3,512,809
		14,861,756
4

	Principal Amount/Shares	Value
Automobile Components — 0.0%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 9/13/34	$3,270,000	$3,220,994
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,225,000	3,283,940
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	3,850,000	4,066,326
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,971,640
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	6,350,000	6,431,657
General Motors Financial Co., Inc., 5.60%, 6/18/31	5,110,000	5,249,574
General Motors Financial Co., Inc., 5.95%, 4/4/34	6,981,000	7,227,636
Hyundai Capital America, 6.50%, 1/16/29(1)	2,111,000	2,265,739
Hyundai Capital America, 6.20%, 9/21/30(1)	3,835,000	4,138,142
Toyota Motor Credit Corp., 5.55%, 11/20/30	7,055,000	7,540,324
		46,174,978
Banks — 3.2%
Bank of America Corp., VRN, 5.29%, 4/25/34	17,845,000	18,559,424
Bank of America Corp., VRN, 5.47%, 1/23/35	11,735,000	12,345,081
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	6,000,000	5,885,919
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	4,335,000	4,476,845
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	9,180,000	9,516,251
BPCE SA, VRN, 7.00%, 10/19/34(1)	4,160,000	4,661,575
Citibank NA, 5.44%, 4/30/26	2,070,000	2,111,029
Citigroup, Inc., VRN, 6.27%, 11/17/33	6,045,000	6,642,726
Citigroup, Inc., VRN, 5.83%, 2/13/35	8,650,000	9,036,856
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	4,065,000	4,238,164
Discover Bank, 3.45%, 7/27/26	5,580,000	5,465,364
Fifth Third Bancorp, 8.25%, 3/1/38	10,110,000	12,737,884
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	8,245,000	9,578,180
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	8,011,000	8,291,258
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	12,845,000	13,696,034
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,785,000	3,957,719
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	12,298,000	13,257,443
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	5,304,000	5,533,836
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	3,293,000	3,360,534
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(1)	6,000,000	5,679,752
Synchrony Bank, 5.40%, 8/22/25	3,102,000	3,109,361
U.S. Bancorp, VRN, 5.73%, 10/21/26	4,465,000	4,521,885
Wells Fargo & Co., VRN, 6.30%, 10/23/29	8,730,000	9,342,682
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,490,000	6,734,595
Wells Fargo & Co., VRN, 5.56%, 7/25/34	7,007,000	7,354,482
Wells Fargo & Co., VRN, 5.01%, 4/4/51	5,630,000	5,524,044
		195,618,923
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	12,295,000	12,350,183
Biotechnology — 0.3%
AbbVie, Inc., 2.95%, 11/21/26	5,400,000	5,287,830
AbbVie, Inc., 5.35%, 3/15/44	4,344,000	4,585,749
AbbVie, Inc., 5.40%, 3/15/54	2,768,000	2,937,355
Amgen, Inc., 5.65%, 3/2/53	7,660,000	8,063,545
		20,874,479
Capital Markets — 2.0%
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	1,772,000	1,886,684
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	1,630,000	1,660,572
Blue Owl Capital Corp., 3.40%, 7/15/26	4,032,000	3,905,193
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	9,250,000	9,493,046
5

	Principal Amount/Shares	Value
Charles Schwab Corp., VRN, 6.20%, 11/17/29	$2,604,000	$2,784,302
Charles Schwab Corp., VRN, 6.14%, 8/24/34	3,330,000	3,641,824
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	21,105,000	22,731,272
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	7,434,000	7,990,925
Golub Capital BDC, Inc., 7.05%, 12/5/28	5,383,000	5,680,511
Intercontinental Exchange, Inc., 3.625%, 9/1/28	10,426,000	10,211,294
Janus Henderson U.S. Holdings, Inc., 5.45%, 9/10/34(1)	3,860,000	3,844,232
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	6,041,542
Morgan Stanley, VRN, 6.41%, 11/1/29	4,340,000	4,664,783
Morgan Stanley, VRN, 6.63%, 11/1/34	12,305,000	13,923,365
Morgan Stanley, VRN, 5.83%, 4/19/35	2,670,000	2,869,026
Northern Trust Corp., VRN, 3.375%, 5/8/32	12,731,000	12,395,698
State Street Corp., VRN, 5.75%, 11/4/26	4,465,000	4,525,879
UBS Group AG, 4.125%, 9/24/25(1)	2,861,000	2,852,871
		121,103,019
Chemicals — 0.1%
Dow Chemical Co., 4.375%, 11/15/42	2,075,000	1,830,352
LYB International Finance III LLC, 5.50%, 3/1/34	5,050,000	5,256,401
		7,086,753
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	5,511,000	5,051,258
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 5/21/34	4,554,000	4,752,664
Consumer Finance — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	2,540,000	2,612,900
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	4,450,000	4,653,286
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	4,688,000	4,834,310
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	9,250,000	9,757,427
OneMain Finance Corp., 7.125%, 3/15/26	1,867,000	1,907,467
OneMain Finance Corp., 7.50%, 5/15/31	3,129,000	3,223,659
		26,989,049
Consumer Staples Distribution & Retail — 0.3%
Cencosud SA, 5.95%, 5/28/31(1)	3,857,000	4,032,065
Kroger Co., 4.90%, 9/15/31	10,120,000	10,188,843
Target Corp., 4.50%, 9/15/34	3,547,000	3,548,732
		17,769,640
Containers and Packaging — 0.1%
Sonoco Products Co., 4.60%, 9/1/29	2,504,000	2,492,598
Sonoco Products Co., 5.00%, 9/1/34	4,908,000	4,842,414
		7,335,012
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,384,097
Novant Health, Inc., 3.17%, 11/1/51	4,025,000	2,911,550
Pepperdine University, 3.30%, 12/1/59	5,873,000	4,143,543
		9,439,190
Diversified REITs — 0.5%
Cousins Properties LP, 5.875%, 10/1/34	7,666,000	7,873,810
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	3,150,000	3,165,218
Invitation Homes Operating Partnership LP, 4.875%, 2/1/35	3,495,000	3,451,808
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 1/15/35(1)	3,392,000	3,470,491
Simon Property Group LP, 4.75%, 9/26/34	4,994,000	4,954,716
Store Capital LLC, 2.75%, 11/18/30	4,447,000	3,891,851
Store Capital LLC, 2.70%, 12/1/31	1,777,000	1,513,384
		28,321,278
6

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.50%, 9/15/53	$12,705,000	$9,341,544
Sprint Capital Corp., 6.875%, 11/15/28	3,699,000	4,041,535
Sprint Capital Corp., 8.75%, 3/15/32	10,210,000	12,675,771
Verizon Communications, Inc., 7.75%, 12/1/30	7,365,000	8,739,183
Verizon Communications, Inc., 2.99%, 10/30/56	9,720,000	6,381,098
		41,179,131
Electric Utilities — 1.8%
Arizona Public Service Co., 5.70%, 8/15/34	5,092,000	5,378,461
Baltimore Gas & Electric Co., 5.65%, 6/1/54	6,265,000	6,748,478
Black Hills Corp., 6.00%, 1/15/35	3,576,000	3,810,062
Commonwealth Edison Co., 2.55%, 6/15/26	5,560,000	5,425,049
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,584,363
Duke Energy Corp., 5.00%, 8/15/52	2,600,000	2,464,068
Duke Energy Corp., 5.80%, 6/15/54	6,620,000	6,994,992
Duke Energy Florida LLC, 1.75%, 6/15/30	6,596,000	5,777,141
Duke Energy Progress LLC, 4.15%, 12/1/44	9,788,000	8,600,832
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,404,278
Florida Power & Light Co., 4.125%, 2/1/42	11,186,000	10,113,153
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	2,495,000	2,659,762
MidAmerican Energy Co., 5.85%, 9/15/54	13,372,000	14,907,030
Northern States Power Co., 3.20%, 4/1/52	3,410,000	2,496,175
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,921,464
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50	10,990,000	8,729,637
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,278,411
PECO Energy Co., 4.375%, 8/15/52	6,520,000	5,875,371
Union Electric Co., 5.45%, 3/15/53	4,540,000	4,757,977
Union Electric Co., 5.25%, 1/15/54	1,910,000	1,939,576
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	2,586,000	2,765,603
		111,631,883
Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	4,144,000	3,884,104
Corebridge Financial, Inc., 5.75%, 1/15/34	2,905,000	3,063,952
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	7,450,000	7,545,286
GE Capital Funding LLC, 4.55%, 5/15/32	5,970,000	5,979,984
Nationwide Building Society, 5.13%, 7/29/29(1)	11,900,000	12,261,405
		32,734,731
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(1)	7,952,000	6,667,612
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,885,000	4,772,674
Mars, Inc., 3.875%, 4/1/39(1)	1,779,000	1,596,052
		13,036,338
Ground Transportation — 0.5%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	6,596,000	6,951,754
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	2,576,000	2,666,612
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	8,250,000	8,906,621
Union Pacific Corp., 3.55%, 8/15/39	7,816,000	6,833,351
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,000,000	3,098,991
		28,457,329
Health Care Equipment and Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	7,485,000	7,721,385
Health Care Providers and Services — 1.6%
Centene Corp., 2.45%, 7/15/28	9,250,000	8,526,463
Centene Corp., 4.625%, 12/15/29	2,401,000	2,351,220
7

	Principal Amount/Shares	Value
CVS Health Corp., 5.70%, 6/1/34	$5,436,000	$5,673,143
CVS Health Corp., 6.00%, 6/1/44	7,130,000	7,373,628
CVS Health Corp., 5.625%, 2/21/53	2,145,000	2,118,205
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,318,660
HCA, Inc., 5.45%, 4/1/31	2,440,000	2,543,056
HCA, Inc., 5.90%, 6/1/53	5,660,000	5,908,406
Humana, Inc., 5.75%, 4/15/54	3,602,000	3,689,542
Icon Investments Six DAC, 6.00%, 5/8/34	5,291,000	5,631,234
IQVIA, Inc., 6.25%, 2/1/29	7,240,000	7,701,259
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,985,441
Select Medical Corp., 6.25%, 8/15/26(1)	6,795,000	6,841,838
Tenet Healthcare Corp., 6.25%, 2/1/27	5,690,000	5,702,427
Tenet Healthcare Corp., 5.125%, 11/1/27	4,701,000	4,687,015
UnitedHealth Group, Inc., 5.50%, 7/15/44	7,249,000	7,676,149
UnitedHealth Group, Inc., 5.05%, 4/15/53	8,885,000	8,830,816
Universal Health Services, Inc., 5.05%, 10/15/34	7,686,000	7,547,723
		98,106,225
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 4.00%, 8/1/28(1)	4,890,000	4,726,029
Marriott International, Inc., 5.30%, 5/15/34	3,590,000	3,700,698
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	4,532,000	4,648,966
		13,075,693
Household Durables — 0.1%
DR Horton, Inc., 5.00%, 10/15/34	5,260,000	5,335,764
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 5.25%, 3/1/54	4,850,000	5,062,195
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	6,000,000	5,772,932
		10,835,127
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	3,192,000	3,416,609
Insurance — 0.4%
Athene Global Funding, 5.53%, 7/11/31(1)	5,107,000	5,251,781
Athene Holding Ltd., 6.25%, 4/1/54	4,183,000	4,463,148
CNO Financial Group, Inc., 6.45%, 6/15/34	4,904,000	5,186,345
MetLife, Inc., 6.40%, 12/15/66	3,290,000	3,494,997
Pricoa Global Funding I, 4.65%, 8/27/31(1)	7,465,000	7,566,649
		25,962,920
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 5.40%, 8/15/54	4,780,000	5,011,542
IT Services — 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	5,065,000	4,453,411
Kyndryl Holdings, Inc., 4.10%, 10/15/41	3,516,000	2,836,422
		7,289,833
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)	3,530,000	3,376,564
Machinery — 0.3%
AGCO Corp., 5.80%, 3/21/34	5,164,000	5,402,328
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,097,000	3,319,323
Nordson Corp., 4.50%, 12/15/29	8,280,000	8,316,280
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	3,542,000	3,745,863
		20,783,794
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 6/1/29	2,890,000	2,992,304
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	8,460,000	7,723,028
8

	Principal Amount/Shares	Value
Comcast Corp., 3.15%, 3/1/26	$2,415,000	$2,382,513
Comcast Corp., 2.94%, 11/1/56	12,305,000	8,049,637
Time Warner Cable LLC, 6.55%, 5/1/37	9,345,000	9,253,655
		30,401,137
Metals and Mining — 0.3%
Glencore Funding LLC, 6.50%, 10/6/33(1)	3,090,000	3,410,498
Glencore Funding LLC, 5.63%, 4/4/34(1)	2,545,000	2,657,604
Glencore Funding LLC, 5.89%, 4/4/54(1)	1,395,000	1,469,082
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	3,817,000	3,130,763
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	6,475,000	6,788,846
		17,456,793
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	12,810,000	12,521,556
Multi-Utilities — 0.5%
Dominion Energy, Inc., 4.90%, 8/1/41	4,452,000	4,206,921
DTE Energy Co., 5.85%, 6/1/34	5,147,000	5,527,363
Engie SA, 5.875%, 4/10/54(1)	8,500,000	8,918,977
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	8,045,000	8,769,408
Sempra, 3.25%, 6/15/27	2,808,000	2,738,140
		30,160,809
Oil, Gas and Consumable Fuels — 1.8%
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,150,000	3,225,640
Cheniere Energy, Inc., 4.625%, 10/15/28	7,390,000	7,346,756
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	6,225,000	6,645,943
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	6,452,313
Diamondback Energy, Inc., 5.40%, 4/18/34	5,069,000	5,176,976
Diamondback Energy, Inc., 5.75%, 4/18/54	2,045,000	2,062,141
Energy Transfer LP, 6.55%, 12/1/33	9,456,000	10,445,977
Energy Transfer LP, 6.125%, 12/15/45	6,130,000	6,401,238
EnLink Midstream LLC, 5.65%, 9/1/34	1,479,000	1,529,438
EQT Corp., 3.625%, 5/15/31(1)	4,180,000	3,839,708
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	12,413,000	12,858,720
Marathon Oil Corp., 5.70%, 4/1/34	6,050,000	6,494,847
Northern Natural Gas Co., 5.625%, 2/1/54(1)	2,175,000	2,270,863
Occidental Petroleum Corp., 6.625%, 9/1/30	4,965,000	5,359,598
Occidental Petroleum Corp., 5.375%, 1/1/32	6,172,000	6,261,852
Occidental Petroleum Corp., 6.45%, 9/15/36	2,880,000	3,112,546
Petroleos Mexicanos, 5.95%, 1/28/31	11,200,000	9,700,757
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	858,076
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,936,505
SM Energy Co., 6.75%, 9/15/26	4,530,000	4,531,335
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(1)	4,635,000	4,681,662
		112,192,891
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 1/15/31	3,174,000	2,926,855
Suzano Austria GmbH, 3.125%, 1/15/32	3,710,000	3,226,397
		6,153,252
Passenger Airlines — 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	11,121,000	11,267,619
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	2,152,000	2,281,599
Bristol-Myers Squibb Co., 5.55%, 2/22/54	7,225,000	7,659,693
Eli Lilly & Co., 5.00%, 2/9/54	3,591,000	3,653,655
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	8,200,000	8,254,771
9

	Principal Amount/Shares	Value
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	$6,012,000	$5,955,256
		27,804,974
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,765,000	5,021,854
Retail REITs — 0.1%
Realty Income Corp., 5.375%, 9/1/54	5,752,000	5,859,493
Semiconductors and Semiconductor Equipment — 0.2%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	7,255,000	7,514,168
Intel Corp., 2.45%, 11/15/29	5,063,000	4,558,653
		12,072,821
Software — 0.5%
Microsoft Corp., 2.50%, 9/15/50	4,940,000	3,351,506
Open Text Corp., 6.90%, 12/1/27(1)	13,598,000	14,353,668
Oracle Corp., 3.60%, 4/1/40	7,520,000	6,260,158
Oracle Corp., 5.375%, 9/27/54	4,850,000	4,850,629
Oracle Corp., 5.50%, 9/27/64	4,045,000	4,032,694
		32,848,655
Specialized REITs — 0.3%
EPR Properties, 4.95%, 4/15/28	9,175,000	9,096,806
EPR Properties, 3.75%, 8/15/29	1,930,000	1,805,818
VICI Properties LP, 5.75%, 4/1/34	4,875,000	5,109,809
VICI Properties LP, 6.125%, 4/1/54	2,120,000	2,223,927
		18,236,360
Specialty Retail — 0.3%
AutoZone, Inc., 5.10%, 7/15/29	2,148,000	2,213,663
AutoZone, Inc., 6.55%, 11/1/33	3,780,000	4,228,767
Home Depot, Inc., 5.30%, 6/25/54	4,148,000	4,362,690
Lowe's Cos., Inc., 5.625%, 4/15/53	5,445,000	5,672,316
		16,477,436
Technology Hardware, Storage and Peripherals — 0.3%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	7,330,000	7,312,854
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	4,887,000	4,878,447
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	5,570,000	5,472,100
		17,663,401
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	4,406,000	4,631,992
Tapestry, Inc., 7.85%, 11/27/33	5,851,000	6,346,695
		10,978,687
Trading Companies and Distributors — 0.1%
Air Lease Corp., 5.20%, 7/15/31	3,477,000	3,556,111
Aircastle Ltd., 5.95%, 2/15/29(1)	3,700,000	3,834,712
		7,390,823
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	8,253,000	9,215,539
TOTAL CORPORATE BONDS (Cost $1,316,924,918)		1,348,265,799
U.S. TREASURY SECURITIES — 21.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,588,086
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,656,641
U.S. Treasury Bonds, 3.50%, 2/15/39	29,000,000	27,692,735
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	5,232,520
U.S. Treasury Bonds, 4.625%, 2/15/40	3,000,000	3,223,418
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,966,289
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	2,715,938
U.S. Treasury Bonds, 1.875%, 2/15/41	2,500,000	1,834,326
10

	Principal Amount/Shares	Value
U.S. Treasury Bonds, 3.75%, 8/15/41	$11,000,000	$10,609,414
U.S. Treasury Bonds, 2.375%, 2/15/42	30,000,000	23,376,562
U.S. Treasury Bonds, 3.00%, 5/15/42	19,500,000	16,770,381
U.S. Treasury Bonds, 3.25%, 5/15/42	11,500,000	10,229,385
U.S. Treasury Bonds, 3.375%, 8/15/42	18,500,000	16,701,670
U.S. Treasury Bonds, 4.00%, 11/15/42	9,000,000	8,859,375
U.S. Treasury Bonds, 3.875%, 5/15/43	14,500,000	13,964,746
U.S. Treasury Bonds, 4.375%, 8/15/43	40,000,000	41,142,969
U.S. Treasury Bonds, 4.75%, 11/15/43	71,000,000	76,610,664
U.S. Treasury Bonds, 4.50%, 2/15/44	44,000,000	45,925,000
U.S. Treasury Bonds, 4.625%, 5/15/44	53,000,000	56,188,281
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	853,086
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,811,031
U.S. Treasury Bonds, 3.00%, 5/15/45	14,000,000	11,643,516
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	6,050,312
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,903,711
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,894,531
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,703,707
U.S. Treasury Bonds, 2.00%, 2/15/50	5,000,000	3,259,570
U.S. Treasury Bonds, 4.125%, 8/15/53	11,000,000	10,957,461
U.S. Treasury Bonds, 4.75%, 11/15/53	42,400,000	46,847,031
U.S. Treasury Bonds, 4.625%, 5/15/54	10,000,000	10,849,219
U.S. Treasury Bonds, 4.25%, 8/15/54	9,500,000	9,701,875
U.S. Treasury Notes, 4.50%, 11/30/24(2)	6,000,000	5,997,845
U.S. Treasury Notes, 4.625%, 11/15/26	20,000,000	20,402,344
U.S. Treasury Notes, 4.125%, 2/15/27	15,000,000	15,175,781
U.S. Treasury Notes, 4.25%, 3/15/27	45,000,000	45,701,367
U.S. Treasury Notes, 4.50%, 5/15/27(2)	13,000,000	13,295,547
U.S. Treasury Notes, 4.625%, 6/15/27	81,000,000	83,197,442
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,747,227
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,827,930
U.S. Treasury Notes, 4.25%, 2/28/29	10,000,000	10,279,687
U.S. Treasury Notes, 4.50%, 5/31/29	48,000,000	49,928,437
U.S. Treasury Notes, 3.625%, 8/31/29	243,000,000	243,759,375
U.S. Treasury Notes, 4.00%, 10/31/29	15,000,000	15,280,664
U.S. Treasury Notes, 3.875%, 11/30/29	37,000,000	37,488,515
U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	5,065,820
U.S. Treasury Notes, 4.875%, 10/31/30	89,000,000	95,009,238
U.S. Treasury Notes, 4.375%, 11/30/30	40,000,000	41,615,625
U.S. Treasury Notes, 3.75%, 12/31/30	44,000,000	44,268,125
U.S. Treasury Notes, 4.00%, 1/31/31	15,000,000	15,298,828
U.S. Treasury Notes, 4.625%, 5/31/31	15,000,000	15,853,418
U.S. Treasury Notes, 4.25%, 6/30/31	40,000,000	41,417,969
U.S. Treasury Notes, 4.125%, 7/31/31	20,000,000	20,562,500
U.S. Treasury Notes, 3.75%, 8/31/31	2,000,000	2,010,938
TOTAL U.S. TREASURY SECURITIES (Cost $1,305,943,799)		1,320,948,072
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 4.6%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	19,570,087	19,899,960
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	18,067,378	16,760,027
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	7,922,954	8,038,925
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	15,183,948	15,395,719
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	17,700,000	17,690,541
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	11,437	11,183
11

	Principal Amount/Shares	Value
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	$1,139,358	$1,100,452
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(1)	2,683,269	2,408,087
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	3,843,484	3,308,240
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.98%, (30-day average SOFR plus 2.70%), 10/25/33(1)	1,013,804	1,014,960
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	12,982,104	12,242,831
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	2,187,894	1,895,351
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	11,200,848	11,366,956
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	12,467,027	12,568,243
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,108,503	1,111,730
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,925,103	1,763,238
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	20,697,463	20,903,825
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(1)	9,809,998	8,668,341
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(1)	1,500,652	1,404,099
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	3,456,874	3,239,827
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	14,368,482	14,625,934
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.60%, 3/25/53(1)	4,135,239	4,042,310
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.62%, 4/25/53(1)	6,940,186	6,904,508
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	6,952,894	7,079,425
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	12,225,473	12,409,731
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	7,425,000	7,419,898
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	16,975,981	17,238,178
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	20,602,980	20,811,057
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	10,664,187	10,738,681
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	920,995	837,210
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.53%, 3/25/64(1)	21,336,127	21,579,086
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(1)	1,979,365	1,821,556
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	2,335,522	2,150,805
		288,450,914
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 6/25/43(1)	3,127,901	3,145,711
FHLMC, Series 3397, Class GF, VRN, 5.96%, (30-day average SOFR plus 0.61%), 12/15/37	744,920	742,392
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.39%, (30-day average SOFR plus 3.11%), 10/25/29	1,790,000	1,838,535
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	139,651,279	17,304,916
GNMA, Series 2007-5, Class FA, VRN, 5.22%, (1-month SOFR plus 0.25%), 2/20/37	605,325	605,212
		23,636,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $310,656,546)		312,087,680
ASSET-BACKED SECURITIES — 4.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	9,913,768
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	10,278,997	9,483,662
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	10,034,614	10,192,067
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(1)	13,369,333	13,439,362
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	3,887,675	3,628,541
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	1,529,896	1,480,372
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	11,499,555
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,334,921
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	12,200,000	12,321,817
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	18,500,000	17,563,267
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,526,533	6,110,129
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	7,663,642	6,647,434
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	3,445,729	2,961,765
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(1)	10,375,000	10,659,090
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	5,035,429	4,699,306
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	20,478,397
12

	Principal Amount/Shares	Value
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	$11,783,516	$12,105,857
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	13,704,446	13,865,416
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	8,368,621	8,475,399
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	18,069,771	18,401,189
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	16,759,881	17,043,354
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	5,494,133	5,527,649
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,641,723
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,281,004
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	1,674,313	1,618,869
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	20,737,000	21,444,833
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	9,075,000	9,178,159
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	12,725,214	12,889,792
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	1,295,852	1,293,700
TOTAL ASSET-BACKED SECURITIES (Cost $301,875,820)		299,180,397
COLLATERALIZED LOAN OBLIGATIONS — 3.7%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.33%, (1-month SOFR plus 2.23%), 2/19/38(1)	8,614,622	8,640,019
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.18%, (1-month SOFR plus 1.08%), 12/15/35(1)	3,408,709	3,402,718
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.38%, (3-month SOFR plus 1.08%), 10/15/31(1)	12,974,470	13,000,426
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.10%, (1-month SOFR plus 1.01%), 2/15/38(1)	4,225,772	4,069,286
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.16%, (3-month SOFR plus 1.86%), 7/15/30(1)	5,725,000	5,732,984
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.58%, (3-month SOFR plus 2.46%), 8/14/30(1)	8,150,000	8,190,725
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	1,192,464	1,193,445
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.27%, (3-month SOFR plus 1.15%), 8/15/31(1)	14,159,026	14,177,472
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.46%), 4/18/37(1)	19,275,000	19,386,234
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.54%, (1-month SOFR plus 2.58%), 8/17/37(1)	9,437,033	9,482,037
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.14%, (3-month SOFR plus 1.86%), 7/18/30(1)	9,725,000	9,758,569
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.69%, (3-month SOFR plus 1.41%), 7/20/31(1)	6,504,961	6,511,024
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.40%, (3-month SOFR plus 1.12%), 10/20/29(1)	13,296,546	13,332,140
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.58%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,609,574
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.25%, (3-month SOFR plus 1.96%), 1/16/31(1)	9,200,000	9,234,180
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.04%, (3-month SOFR plus 1.76%), 7/19/30(1)	13,675,000	13,693,597
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.24%, (3-month SOFR plus 1.08%), 8/8/32(1)	19,000,000	19,012,329
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.19%, (1-month SOFR plus 2.34%), 5/25/38(1)	5,487,842	5,497,724
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.03%, (3-month SOFR plus 1.91%), 8/15/30(1)	16,550,000	16,610,606
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.72%, (1-month SOFR plus 2.75%), 5/19/38(1)	6,837,881	6,858,794
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.20%, (3-month SOFR plus 1.91%), 4/25/31(1)	12,125,000	12,125,606
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.11%, (3-month SOFR plus 1.83%), 10/18/30(1)	9,275,000	9,304,988
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(1)	407,816	407,927
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $226,600,481)		227,232,404
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(1)	8,788,000	9,138,636
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	23,082,668
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,753,056
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,199,419
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	8,839,868	8,070,632
BX Trust, Series 2018-GW, Class A, VRN, 6.19%, (1-month SOFR plus 1.10%), 5/15/35(1)	9,307,000	9,302,441
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(1)	18,507,000	18,355,840
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(1)	9,714,000	9,916,078
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,825,729
13

	Principal Amount/Shares	Value
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	$13,305,000	$14,082,104
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $122,529,846)		124,726,603
PREFERRED STOCKS — 1.5%
Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	9,200,000	9,228,419
Bank of Nova Scotia, 4.90%	9,220,000	9,117,286
Barclays PLC, 6.125%	9,300,000	9,280,291
Commerzbank AG, 7.00%	6,000,000	6,007,923
Danske Bank AS, 7.00%	6,000,000	6,030,198
Intesa Sanpaolo SpA, 7.70%(1)	6,000,000	6,007,683
Lloyds Banking Group PLC, 7.50%	7,000,000	7,081,501
NatWest Group PLC, 6.00%	7,000,000	7,013,871
Nordea Bank Abp, 6.30%(1)	3,221,000	3,200,357
Societe Generale SA, 5.375%(1)	7,060,000	6,071,387
Societe Generale SA, 8.00%(1)	6,000,000	6,064,248
		75,103,164
Capital Markets — 0.2%
Deutsche Bank AG, 7.50%	6,000,000	5,987,058
UBS Group AG, 6.875%	5,795,000	5,821,164
		11,808,222
Multi-Utilities — 0.1%
Sempra, 4.875%	7,316,000	7,255,764
TOTAL PREFERRED STOCKS (Cost $93,349,386)		94,167,150
MUNICIPAL SECURITIES — 0.8%
California State University Rev., 2.98%, 11/1/51	$4,000,000	2,979,025
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	5,262,492
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,419,372
Houston GO, 3.96%, 3/1/47	2,500,000	2,219,449
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,885,363
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,375,000	1,524,502
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	4,031,660
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	103,887
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,153,139
New York City GO, 5.97%, 3/1/36	500,000	543,350
New York City GO, 6.27%, 12/1/37	335,000	371,816
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43(3)	500,000	420,434
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,494,110
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,312,011
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,975,578
State of California GO, 4.60%, 4/1/38	3,035,000	2,984,264
State of California GO, 7.60%, 11/1/40	455,000	580,165
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	4,075,726
University of California Rev., 3.07%, 5/15/51	3,480,000	2,534,360
TOTAL MUNICIPAL SECURITIES (Cost $59,467,395)		50,870,703
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 6.25%, 7/15/32	1,000,000	1,167,495
FNMA, 0.75%, 10/8/27	29,724,000	27,341,684
FNMA, 0.875%, 8/5/30	4,300,000	3,665,369
FNMA, 6.625%, 11/15/30	10,000,000	11,577,691
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	4,293,496
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,081,442)		48,045,735
14

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	$4,940,000	$5,003,479
Panama — 0.1%
Panama Government International Bonds, 4.50%, 4/1/56	6,000,000	4,332,551
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,074,613)		9,336,030
SHORT-TERM INVESTMENTS(4) — 4.1%
Commercial Paper(5) — 4.1%
Barton Capital SA, 4.95%, 10/1/24(1)	50,000,000	49,993,297
Great Bear Funding LLC, 4.99%, 10/1/24(1)	35,200,000	35,195,272
Lion Bay Funding LLC, 4.97%, 10/1/24 (LOC: HSBC Bank PLC)(1)	62,000,000	61,991,705
LMA-Americas LLC, 4.95%, 10/1/24(1)	86,900,000	86,888,342
Overwatch Alpha Funding LLC, 4.97%, 10/1/24 (LOC: Bank of Nova Scotia)(1)	21,012,000	21,009,183
		255,077,799
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	759,453	759,453
TOTAL SHORT-TERM INVESTMENTS (Cost $255,871,453)		255,837,252
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $6,242,173,551)		6,279,934,827
OTHER ASSETS AND LIABILITIES — (1.3)%		(78,672,630)
TOTAL NET ASSETS — 100.0%		$6,201,262,197

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2,390	December 2024	$497,698,829	$(998,978)
U.S. Treasury 5-Year Notes	5,416	December 2024	595,125,315	375,632
U.S. Treasury 10-Year Notes	540	December 2024	61,711,875	25,400
U.S. Treasury Long Bonds	425	December 2024	52,779,688	(550,985)
			$1,207,315,707	$(1,148,931)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	362	December 2024	$42,823,469	$282,550
^Amount represents value and unrealized appreciation (depreciation).

15

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,461,816,598, which represented 23.6% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $12,284,067.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $86,553.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,242,173,551)	$6,279,934,827
Receivable for investments sold	21,973,414
Receivable for capital shares sold	711,236
Interest receivable	48,080,269
6,350,699,746

Liabilities
Payable for collateral received for forward commitments	86,553
Payable for investments purchased	140,516,560
Payable for capital shares redeemed	4,814,635
Payable for variation margin on futures contracts	3,235,174
Accrued management fees	643,173
Distribution and service fees payable	21,425
Dividends payable	120,029
149,437,549

Net Assets	$6,201,262,197

Net Assets Consist of:
Capital paid in	$7,095,493,907
Distributable earnings (loss)	(894,231,710)
$6,201,262,197

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$577,052,166	61,046,082	$9.45
I Class	$741,486,287	78,408,286	$9.46
Y Class	$217,827,324	23,028,759	$9.46
A Class	$69,847,118	7,387,227	$9.46
C Class	$5,782,342	612,226	$9.44
R Class	$4,429,854	468,708	$9.45
R5 Class	$5,636	596	$9.46
R6 Class	$118,694,611	12,545,613	$9.46
G Class	$4,466,136,859	472,132,124	$9.46
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.91 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $3,136)	$151,254,127

Expenses:
Management fees	11,340,610
Distribution and service fees:
A Class	84,063
C Class	36,923
R Class	10,671
Trustees' fees and expenses	194,663
Other expenses	173,811
11,840,741
Fees waived - G Class	(7,479,422)
4,361,319

Net investment income (loss)	146,892,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(27,872,430)
Forward foreign currency exchange contract transactions	793,841
Futures contract transactions	20,484,837
Swap agreement transactions	839,845
Foreign currency translation transactions	1,995
(5,751,912)

Change in net unrealized appreciation (depreciation) on:
Investments	202,789,860
Forward foreign currency exchange contracts	(547,895)
Futures contracts	(512,388)
Swap agreements	222,713
Translation of assets and liabilities in foreign currencies	(7,189)
201,945,101

Net realized and unrealized gain (loss)	196,193,189

Net Increase (Decrease) in Net Assets Resulting from Operations	$343,085,997

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$146,892,808	$280,071,416
Net realized gain (loss)	(5,751,912)	(275,608,217)
Change in net unrealized appreciation (depreciation)	201,945,101	88,449,229
Net increase (decrease) in net assets resulting from operations	343,085,997	92,912,428

Distributions to Shareholders
From earnings:
Investor Class	(12,586,746)	(23,719,958)
I Class	(16,370,784)	(30,280,637)
Y Class	(4,587,466)	(6,030,070)
A Class	(1,404,476)	(2,646,902)
C Class	(126,642)	(234,872)
R Class	(83,767)	(154,708)
R5 Class	(125)	(219)
R6 Class	(3,223,342)	(6,301,123)
G Class	(111,007,558)	(209,482,285)
Decrease in net assets from distributions	(149,390,906)	(278,850,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(179,302,595)	167,257,018

Net increase (decrease) in net assets	14,392,496	(18,681,328)

Net Assets
Beginning of period	6,186,869,701	6,205,551,029
End of period	$6,201,262,197	$6,186,869,701

See Notes to Financial Statements.
19

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

20

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 38% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

21

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $4,872,451,685, of which $3,016,004,091 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $5,130,242,373, of which $3,329,349,308 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,254,870	$20,733,867	20,980,105	$194,496,552
Issued in reinvestment of distributions	1,357,000	12,440,189	2,546,509	23,239,720
Redeemed	(5,492,440)	(50,472,146)	(23,199,391)	(212,498,175)
	(1,880,570)	(17,298,090)	327,223	5,238,097
I Class
Sold	16,908,124	155,650,972	35,560,874	325,523,735
Issued in reinvestment of distributions	1,727,236	15,846,097	3,204,687	29,230,203
Redeemed	(17,749,173)	(162,644,969)	(34,391,489)	(312,550,008)
	886,187	8,852,100	4,374,072	42,203,930
Y Class
Sold	5,888,016	53,793,488	7,536,955	68,947,597
Issued in reinvestment of distributions	499,669	4,587,448	660,348	6,029,944
Redeemed	(1,852,738)	(17,052,001)	(2,333,699)	(21,317,630)
	4,534,947	41,328,935	5,863,604	53,659,911
A Class
Sold	584,365	5,415,169	1,301,554	11,877,500
Issued in reinvestment of distributions	142,970	1,311,631	269,642	2,460,217
Redeemed	(769,746)	(7,076,579)	(1,989,428)	(18,149,286)
	(42,411)	(349,779)	(418,232)	(3,811,569)
C Class
Sold	63,943	591,875	239,411	2,196,023
Issued in reinvestment of distributions	13,513	123,677	25,387	231,223
Redeemed	(323,314)	(3,032,191)	(217,441)	(1,989,817)
	(245,858)	(2,316,639)	47,357	437,429
R Class
Sold	49,837	457,999	96,782	883,305
Issued in reinvestment of distributions	9,052	83,004	16,835	153,500
Redeemed	(44,810)	(413,633)	(167,765)	(1,505,819)
	14,079	127,370	(54,148)	(469,014)
R5 Class
Issued in reinvestment of distributions	14	125	24	219
R6 Class
Sold	2,290,667	20,969,980	6,050,489	55,758,798
Issued in reinvestment of distributions	347,689	3,181,548	682,021	6,227,707
Redeemed	(7,000,300)	(64,081,829)	(4,475,111)	(40,869,721)
	(4,361,944)	(39,930,301)	2,257,399	21,116,784
G Class
Sold	19,839,470	182,661,189	73,240,958	671,240,781
Issued in reinvestment of distributions	12,100,263	111,007,558	22,949,710	209,482,285
Redeemed	(50,280,755)	(463,385,063)	(91,292,280)	(831,841,835)
	(18,341,022)	(169,716,316)	4,898,388	48,881,231
Net increase (decrease)	(19,436,578)	$(179,302,595)	17,295,687	$167,257,018
23

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,189,237,002	—
Corporate Bonds	—	1,348,265,799	—
U.S. Treasury Securities	—	1,320,948,072	—
Collateralized Mortgage Obligations	—	312,087,680	—
Asset-Backed Securities	—	299,180,397	—
Collateralized Loan Obligations	—	227,232,404	—
Commercial Mortgage-Backed Securities	—	124,726,603	—
Preferred Stocks	—	94,167,150	—
Municipal Securities	—	50,870,703	—
U.S. Government Agency Securities	—	48,045,735	—
Sovereign Governments and Agencies	—	9,336,030	—
Short-Term Investments	$759,453	255,077,799	—
	$759,453	$6,279,175,374	—
Other Financial Instruments
Futures Contracts	$683,582	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,549,963	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $88,970,000.

24

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $72,167,905.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $1,034,453,108 futures contracts purchased and $80,641,859 futures contracts sold.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$3,235,174

*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$839,845	Change in net unrealized appreciation (depreciation) on swap agreements	$222,713
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	793,841	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(547,895)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	20,484,837	Change in net unrealized appreciation (depreciation) on futures contracts	(512,388)
		$22,118,523		$(837,570)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,246,327,226
Gross tax appreciation of investments	$135,467,902
Gross tax depreciation of investments	(101,860,301)
Net tax appreciation (depreciation) of investments	$33,607,601

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(490,853,511) and accumulated long-term capital losses of $(428,199,332), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.16	0.20	0.29	0.49	(0.20)	—	(0.20)	$9.45	5.47%	0.60%	0.60%	4.33%	4.33%	81%	$577,052
2024	$9.43	0.37	(0.27)	0.10	(0.37)	—	(0.37)	$9.16	1.15%	0.60%	0.60%	4.05%	4.05%	154%	$576,362
2023	$10.28	0.28	(0.85)	(0.57)	(0.28)	—	(0.28)	$9.43	(5.56)%	0.60%	0.60%	3.03%	3.03%	170%	$590,248
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	(0.48)	$10.96	2.95%	0.60%	0.60%	1.42%	1.42%	238%	$750,959
2020	$10.61	0.26	0.50	0.76	(0.27)	—	(0.27)	$11.10	7.18%	0.60%	0.60%	2.40%	2.40%	82%	$1,302,958
I Class
2024(3)	$9.16	0.21	0.30	0.51	(0.21)	—	(0.21)	$9.46	5.69%	0.40%	0.40%	4.53%	4.53%	81%	$741,486
2024	$9.43	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.16	1.35%	0.40%	0.40%	4.25%	4.25%	154%	$710,342
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.37)%	0.40%	0.40%	3.23%	3.23%	170%	$689,974
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.06%	0.40%	0.40%	1.62%	1.62%	238%	$871,066
2020	$10.62	0.28	0.49	0.77	(0.29)	—	(0.29)	$11.10	7.39%	0.40%	0.40%	2.60%	2.60%	82%	$648,832
Y Class
2024(3)	$9.17	0.21	0.29	0.50	(0.21)	—	(0.21)	$9.46	5.59%	0.37%	0.37%	4.56%	4.56%	81%	$217,827
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.38%	0.37%	0.37%	4.28%	4.28%	154%	$169,502
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.33)%	0.37%	0.37%	3.26%	3.26%	170%	$119,167
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	(0.50)	$10.96	3.09%	0.37%	0.37%	1.65%	1.65%	238%	$115,357
2020	$10.62	0.29	0.49	0.78	(0.29)	—	(0.29)	$11.11	7.42%	0.37%	0.37%	2.63%	2.63%	82%	$72,594
A Class
2024(3)	$9.16	0.19	0.30	0.49	(0.19)	—	(0.19)	$9.46	5.45%	0.85%	0.85%	4.08%	4.08%	81%	$69,847
2024	$9.43	0.35	(0.27)	0.08	(0.35)	—	(0.35)	$9.16	0.90%	0.85%	0.85%	3.80%	3.80%	154%	$68,066
2023	$10.28	0.25	(0.85)	(0.60)	(0.25)	—	(0.25)	$9.43	(5.79)%	0.85%	0.85%	2.78%	2.78%	170%	$74,013
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	(0.45)	$10.96	2.69%	0.85%	0.85%	1.17%	1.17%	238%	$113,848
2020	$10.62	0.23	0.49	0.72	(0.24)	—	(0.24)	$11.10	6.81%	0.85%	0.85%	2.15%	2.15%	82%	$118,924

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$9.15	0.15	0.30	0.45	(0.16)	—	(0.16)	$9.44	4.95%	1.60%	1.60%	3.33%	3.33%	81%	$5,782
2024	$9.42	0.28	(0.27)	0.01	(0.28)	—	(0.28)	$9.15	0.14%	1.60%	1.60%	3.05%	3.05%	154%	$7,853
2023	$10.27	0.18	(0.85)	(0.67)	(0.18)	—	(0.18)	$9.42	(6.51)%	1.60%	1.60%	2.03%	2.03%	170%	$7,638
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	(0.36)	$10.95	1.93%	1.60%	1.60%	0.42%	0.42%	238%	$10,550
2020	$10.61	0.15	0.49	0.64	(0.16)	—	(0.16)	$11.09	6.02%	1.60%	1.60%	1.40%	1.40%	82%	$18,182
R Class
2024(3)	$9.16	0.18	0.29	0.47	(0.18)	—	(0.18)	$9.45	5.21%	1.10%	1.10%	3.83%	3.83%	81%	$4,430
2024	$9.43	0.32	(0.27)	0.05	(0.32)	—	(0.32)	$9.16	0.64%	1.10%	1.10%	3.55%	3.55%	154%	$4,163
2023	$10.28	0.23	(0.85)	(0.62)	(0.23)	—	(0.23)	$9.43	(6.03)%	1.10%	1.10%	2.53%	2.53%	170%	$4,796
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	(0.42)	$10.95	2.44%	1.10%	1.10%	0.92%	0.92%	238%	$7,274
2020	$10.61	0.21	0.49	0.70	(0.21)	—	(0.21)	$11.10	6.65%	1.10%	1.10%	1.90%	1.90%	82%	$7,211
R5 Class
2024(3)	$9.17	0.21	0.29	0.50	(0.21)	—	(0.21)	$9.46	5.57%	0.40%	0.40%	4.53%	4.53%	81%	$6
2024	$9.43	0.39	(0.26)	0.13	(0.39)	—	(0.39)	$9.17	1.45%	0.40%	0.40%	4.25%	4.25%	154%	$5
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.40)%	0.40%	0.40%	3.23%	3.23%	170%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.15%	0.40%	0.40%	1.62%	1.62%	238%	$629
2020	$10.62	0.28	0.49	0.77	(0.29)	—	(0.29)	$11.10	7.29%	0.40%	0.40%	2.60%	2.60%	82%	$615
R6 Class
2024(3)	$9.17	0.21	0.29	0.50	(0.21)	—	(0.21)	$9.46	5.60%	0.35%	0.35%	4.58%	4.58%	81%	$118,695
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.40%	0.35%	0.35%	4.30%	4.30%	154%	$154,989
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.31)%	0.35%	0.35%	3.28%	3.28%	170%	$138,248
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	(0.50)	$10.97	3.20%	0.35%	0.35%	1.67%	1.67%	238%	$128,121
2020	$10.63	0.29	0.48	0.77	(0.29)	—	(0.29)	$11.11	7.34%	0.35%	0.35%	2.65%	2.65%	82%	$143,473
G Class
2024(3)	$9.17	0.23	0.29	0.52	(0.23)	—	(0.23)	$9.46	5.78%	0.01%	0.35%	4.92%	4.58%	81%	$4,466,137
2024	$9.44	0.42	(0.27)	0.15	(0.42)	—	(0.42)	$9.17	1.75%	0.01%	0.35%	4.64%	4.30%	154%	$4,495,587
2023(4)	$9.85	0.30	(0.41)	(0.11)	(0.30)	—	(0.30)	$9.44	(1.10)%	0.01%	0.35%	3.67%	3.33%	170%(5)	$4,581,460

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
31

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 2411

Semiannual Financial Statements and Other Information

September 30, 2024

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)
G Class (ACHFX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.9%
Aerospace and Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	$1,000,000	$1,040,887
Boeing Co., 6.86%, 5/1/54(1)	1,375,000	1,510,212
Boeing Co., 7.01%, 5/1/64(1)	1,000,000	1,102,564
Bombardier, Inc., 7.125%, 6/15/26(1)	562,000	571,117
Bombardier, Inc., 7.875%, 4/15/27(1)	4,133,000	4,147,184
Bombardier, Inc., 6.00%, 2/15/28(1)	2,850,000	2,871,207
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,747,286
Bombardier, Inc., 8.75%, 11/15/30(1)	1,000,000	1,099,324
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,402,426
Bombardier, Inc., 7.00%, 6/1/32(1)	75,000	78,539
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	937,795
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,650,000	1,805,846
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,936,673
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	2,785,000	3,024,794
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,650,000	1,841,813
TransDigm, Inc., 5.50%, 11/15/27	12,100,000	12,067,555
TransDigm, Inc., 6.75%, 8/15/28(1)	4,450,000	4,585,894
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,522,309
TransDigm, Inc., 6.375%, 3/1/29(1)	2,450,000	2,530,776
TransDigm, Inc., 4.875%, 5/1/29	2,250,000	2,192,780
TransDigm, Inc., 6.875%, 12/15/30(1)	2,525,000	2,646,493
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	238,255
TransDigm, Inc., 6.625%, 3/1/32(1)	4,350,000	4,535,275
TransDigm, Inc., 6.00%, 1/15/33(1)	1,400,000	1,420,881
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,160,000	1,215,756
		58,073,641
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	383,865
Rand Parent LLC, 8.50%, 2/15/30(1)	2,100,000	2,143,760
		2,527,625
Automobile Components — 1.4%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	579,000	574,024
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	675,000	695,845
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,566,635
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	150,000	150,508
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	175,000	160,839
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	900,000	904,618
Dana, Inc., 5.375%, 11/15/27	125,000	124,227
Dana, Inc., 4.50%, 2/15/32	600,000	532,493
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,800,000	1,793,455
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,425,000	3,018,234
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	950,000	972,948
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	225,000	226,049
Goodyear Tire & Rubber Co., 7.00%, 3/15/28	625,000	643,410
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	2,675,000	2,462,425
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	361,375
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,318,582

	Principal Amount/Shares	Value
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	$925,000	$816,838
IHO Verwaltungs GmbH, 6.00% Cash or 6.75% PIK, 5/15/27(1)	1,000,000	983,456
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	881,802
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,761,876
Phinia, Inc., 6.75%, 4/15/29(1)	325,000	335,809
Phinia, Inc., 6.625%, 10/15/32(1)	1,150,000	1,160,334
Tenneco, Inc., 8.00%, 11/17/28(1)	2,925,000	2,716,751
Wheel Pros, Inc., 6.50%, 5/15/29(1)(2)	1,600,000	18,000
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,200,000	1,212,324
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	2,250,000	2,334,069
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	1,500,000	1,513,776
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,500,000	1,506,230
		32,746,932
Automobiles — 0.9%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	1,000,000	982,198
Ford Motor Co., 4.75%, 1/15/43	1,134,000	940,238
Ford Motor Co., 5.29%, 12/8/46	3,501,000	3,177,310
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	4,400,000	4,360,355
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	250,000	231,226
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,797,952
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,795,539
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,384,492
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,298,938
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	550,000	521,343
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,298,210
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,375,474
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,527,681
		20,690,956
Banks — 1.5%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,322,818
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,883,941
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,250,000	2,459,828
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	336,258
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,750,000	1,820,483
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,052,000	1,021,866
LD Holdings Group LLC, 6.125%, 4/1/28(1)	1,225,000	1,085,057
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,956,756
Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(1)	1,800,000	1,831,793
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	3,175,000	3,048,349
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	686,480
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	810,014
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	581,415
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	2,750,000	2,588,042
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	975,000	898,580
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,300,000	2,950,631
Societe Generale SA, VRN, 7.13%, 1/19/55(1)	400,000	407,847
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,800,000	2,756,088
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	820,323
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,675,000	2,607,820
		33,874,389
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,447,533
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,875,000	1,874,804
		4,322,337

	Principal Amount/Shares	Value
Biotechnology — 0.0%
Grifols SA, 4.75%, 10/15/28(1)	$1,125,000	$1,054,754
Broadline Retail — 0.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,742,179
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,478
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	830,000	820,217
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	171,767
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	218,330
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	209,767
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	690,928
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	2,061,164
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,025,000	1,016,394
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	535,210
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	944,810
Nordstrom, Inc., 4.375%, 4/1/30	300,000	275,542
Nordstrom, Inc., 5.00%, 1/15/44	100,000	77,257
QVC, Inc., 4.45%, 2/15/25	1,125,000	1,119,410
QVC, Inc., 6.875%, 4/15/29(1)	591,250	491,814
QVC, Inc., 5.45%, 8/15/34	1,750,000	1,132,364
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	657,310
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,815,196
Wayfair LLC, 7.25%, 10/31/29(1)(3)	375,000	385,110
		16,388,247
Building Products — 1.7%
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,048,000
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	750,000	785,500
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	2,047,040
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	723,257
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,913,939
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	7,575,000	7,008,209
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,600,000	3,734,662
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	2,750,000	2,858,889
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	775,072
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	175,000	162,205
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,575,000	1,625,943
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	625,000	652,308
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,915,514
JELD-WEN, Inc., 7.00%, 9/1/32(1)	1,150,000	1,163,185
Masterbrand, Inc., 7.00%, 7/15/32(1)	625,000	655,514
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,450,000	1,504,014
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	754,717
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,450,000	1,414,822
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	975,000	1,010,392
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	595,421
Standard Industries, Inc., 4.75%, 1/15/28(1)	975,000	955,846
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,975,000	2,818,017
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	222,934
Wilsonart LLC, 11.00%, 8/15/32(1)	1,950,000	1,952,459
		39,297,859
Capital Markets — 1.6%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,150,000	2,103,792
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	359,123
Coinbase Global, Inc., 3.375%, 10/1/28(1)	7,050,000	6,339,932
Coinbase Global, Inc., 3.625%, 10/1/31(1)	4,496,000	3,813,390

	Principal Amount/Shares	Value
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	$1,775,000	$1,725,939
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	945,165
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	875,000	883,922
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,750,000	3,723,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,444,931
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29(1)	1,817,000	1,887,360
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	459,277
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30(1)	1,150,000	1,160,712
Iliad Holding SASU, 6.50%, 10/15/26(1)	579,000	585,758
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	610,897
Iliad Holding SASU, 8.50%, 4/15/31(1)	750,000	807,357
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,950,793
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	424,156
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,950,000	2,836,963
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	1,150,000	1,222,024
StoneX Group, Inc., 7.875%, 3/1/31(1)	675,000	719,314
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(1)	650,000	682,250
		36,686,993
Chemicals — 2.7%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	99,973
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	164,498
Avient Corp., 7.125%, 8/1/30(1)	2,200,000	2,295,936
Avient Corp., 6.25%, 11/1/31(1)	1,000,000	1,025,928
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	750,000	801,856
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	600,000	610,085
Chemours Co., 5.375%, 5/15/27	1,725,000	1,690,339
Chemours Co., 5.75%, 11/15/28(1)	3,050,000	2,900,150
Chemours Co., 4.625%, 11/15/29(1)	1,175,000	1,053,636
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	395,716
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	528,975
CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	625,000	612,333
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,786,499
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,116,986
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,400,000	1,223,286
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	531,283
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	1,010,866
INEOS Finance PLC, 7.50%, 4/15/29(1)	500,000	523,068
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	2,735,000	2,558,888
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,499,547
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	513,090
Mativ Holdings, Inc., 8.00%, 10/1/29(1)(3)	800,000	817,540
Methanex Corp., 5.125%, 10/15/27	750,000	742,710
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	1,047,077
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	99,456
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,138,204
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	3,425,000	3,660,253
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	800,000	744,539
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	2,350,000	2,548,269
Olin Corp., 5.625%, 8/1/29	3,150,000	3,160,534
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	919,393
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	477,903
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	400,000	427,404
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,250,000	2,179,855
Polar U.S. Borrower LLC/Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	826,632

	Principal Amount/Shares	Value
Rain Carbon, Inc., 12.25%, 9/1/29(1)	$475,000	$513,640
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,650,000	1,592,304
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,050,000	1,973,155
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,850,000	1,828,717
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,431,215
SNF Group SACA, 3.125%, 3/15/27(1)	1,275,000	1,218,278
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	647,000	571,349
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,582,186
Tronox, Inc., 4.625%, 3/15/29(1)	3,075,000	2,875,699
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,356,636
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,998,325
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	838,985
		62,513,196
Commercial Services and Supplies — 2.6%
ADT Security Corp., 4.125%, 8/1/29(1)	2,600,000	2,485,749
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	812,817
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	3,425,000	3,501,538
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,675,000	4,689,474
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,472,000	3,106,152
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,900,000	1,784,576
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,300,000	1,223,382
APX Group, Inc., 5.75%, 7/15/29(1)	2,300,000	2,279,492
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,607,113
Brink's Co., 6.75%, 6/15/32(1)	1,950,000	2,036,395
Champions Financing, Inc., 8.75%, 2/15/29(1)	625,000	637,121
Cimpress PLC, 7.375%, 9/15/32(1)	600,000	605,610
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	871,554
CPI CG, Inc., 10.00%, 7/15/29(1)	775,000	816,408
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	589,643
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	570,803
Garda World Security Corp., 6.00%, 6/1/29(1)	3,475,000	3,338,149
Garda World Security Corp., 8.25%, 8/1/32(1)	1,100,000	1,126,880
GEO Group, Inc., 8.625%, 4/15/29	1,150,000	1,196,442
GEO Group, Inc., 10.25%, 4/15/31	1,825,000	1,947,280
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,425,000	1,496,367
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	1,625,000	1,303,636
Hightower Holding LLC, 9.125%, 1/31/30(1)	900,000	940,080
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	1,096,321
Matthews International Corp., 8.625%, 10/1/27(1)	1,925,000	1,964,942
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	5,400,000	5,193,380
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,725,000	4,632,839
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	575,589
Reworld Holding Corp., 5.00%, 9/1/30	1,200,000	1,128,132
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,175,000	1,186,215
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,350,000	1,309,684
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	200,000	176,296
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,169,686
Williams Scotsman, Inc., 6.125%, 6/15/25(1)	379,000	378,949
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,125,000	1,094,473
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	750,000	772,877
		59,646,044
Communications Equipment — 0.5%
Ciena Corp., 4.00%, 1/31/30(1)	625,000	591,474
CommScope LLC, 6.00%, 3/1/26(1)	825,000	803,344

	Principal Amount/Shares	Value
CommScope LLC, 8.25%, 3/1/27(1)	$1,250,000	$1,127,197
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,162,303
CommScope LLC, 4.75%, 9/1/29(1)	1,000,000	841,250
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,411,000	1,366,906
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	448,294
Nokia of America Corp., 6.45%, 3/15/29	3,181,000	3,236,667
Viasat, Inc., 6.50%, 7/15/28(1)	875,000	687,412
Viasat, Inc., 7.50%, 5/30/31(1)	650,000	448,318
		10,713,165
Construction and Engineering — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)	750,000	785,553
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,400,000	1,500,941
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,875,000	1,990,178
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	3,100,000	3,213,153
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,275,000	1,246,216
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,709,527
Pike Corp., 8.625%, 1/31/31(1)	725,000	776,089
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,973,508
		14,195,165
Construction Materials — 0.4%
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,200,000	1,216,754
Knife River Corp., 7.75%, 5/1/31(1)	950,000	1,011,023
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,239,951
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	878,830
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,707,656
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	950,000	1,007,260
		9,061,474
Consumer Finance — 3.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	1,075,000	985,508
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	200,000	205,740
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,100,087
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,348,429
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,000,000	1,077,201
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	1,600,000	1,687,771
Enova International, Inc., 9.125%, 8/1/29(1)	275,000	282,421
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,570,185
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	966,902
FirstCash, Inc., 6.875%, 3/1/32(1)	1,800,000	1,854,668
GGAM Finance Ltd., 8.00%, 2/15/27(1)	750,000	784,228
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	599,599
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,550,000	1,555,905
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27(1)	1,375,000	1,397,005
goeasy Ltd., 9.25%, 12/1/28(1)	725,000	781,201
goeasy Ltd., 7.625%, 7/1/29(1)	2,700,000	2,799,881
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	800,000	819,867
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	625,000	657,572
Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(1)	550,000	572,838
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)	825,000	874,584
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31(1)	775,000	818,569
Navient Corp., 5.875%, 10/25/24	777,000	776,601
Navient Corp., 6.75%, 6/25/25	3,717,000	3,742,710
Navient Corp., 6.75%, 6/15/26	1,273,000	1,302,346
Navient Corp., 5.00%, 3/15/27	300,000	297,584
Navient Corp., 5.50%, 3/15/29	6,325,000	6,141,326

	Principal Amount/Shares	Value
Navient Corp., 9.375%, 7/25/30	$1,725,000	$1,915,293
Navient Corp., 11.50%, 3/15/31	1,525,000	1,743,760
Navient Corp., Series A, 5.625%, 8/1/33	400,000	355,231
OneMain Finance Corp., 7.125%, 3/15/26	2,000,000	2,043,350
OneMain Finance Corp., 3.50%, 1/15/27	2,000,000	1,913,202
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,333,395
OneMain Finance Corp., 3.875%, 9/15/28	400,000	371,344
OneMain Finance Corp., 9.00%, 1/15/29	1,500,000	1,590,775
OneMain Finance Corp., 5.375%, 11/15/29	750,000	721,359
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,714,337
OneMain Finance Corp., 4.00%, 9/15/30	825,000	735,473
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,983,235
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	1,988,046
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,553,904
PRA Group, Inc., 8.875%, 1/31/30(1)	600,000	625,689
PROG Holdings, Inc., 6.00%, 11/15/29(1)	875,000	863,952
SLM Corp., 3.125%, 11/2/26	2,825,000	2,718,203
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,169,441
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,025,000	2,955,354
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	700,000	684,840
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,650,000	1,419,033
World Acceptance Corp., 7.00%, 11/1/26(1)	2,000,000	1,954,154
		70,354,098
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,425,000	1,379,210
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26(1)	575,000	580,953
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,267,798
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	1,007,435
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	3,825,000	3,902,996
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	303,955
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,600,000	2,565,566
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,375,000	2,174,437
Kroger Co., 5.00%, 9/15/34	3,150,000	3,177,503
Kroger Co., 5.50%, 9/15/54	325,000	327,319
Kroger Co., 5.65%, 9/15/64	500,000	503,046
Rite Aid Corp., 8.00%, 11/15/26(1)(2)(4)	1,337,000	283,277
United Natural Foods, Inc., 6.75%, 10/15/28(1)	700,000	668,312
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	650,000	649,413
		19,791,220
Containers and Packaging — 1.8%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,177,586	945,981
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	2,016,216
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	721,920
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	2,239,096
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	425,428
Ball Corp., 6.875%, 3/15/28	1,775,000	1,839,658
Ball Corp., 6.00%, 6/15/29	2,300,000	2,383,156
Ball Corp., 3.125%, 9/15/31	750,000	666,804
Berry Global, Inc., 5.625%, 7/15/27(1)	1,775,000	1,774,656
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	227,347
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	511,242
Crown Americas LLC, 5.25%, 4/1/30	1,725,000	1,743,363
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	698,135
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	575,000	606,465

	Principal Amount/Shares	Value
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	$450,000	$464,830
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	925,578
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,640,135
LABL, Inc., 10.50%, 7/15/27(1)	700,000	701,899
LABL, Inc., 5.875%, 11/1/28(1)	600,000	563,053
LABL, Inc., 9.50%, 11/1/28(1)	250,000	258,632
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,356,457
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	517,214
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	436,181
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,910,599
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,154,291
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,050,000	1,080,011
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	375,000	383,448
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,561,036
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,774,590
Sealed Air Corp., 6.50%, 7/15/32(1)	775,000	801,173
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)	375,000	381,610
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	1,125,000	1,192,093
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	500,000	555,687
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,965,121
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	797,587
		41,220,692
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	577,858
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	3,176,000	3,189,314
Gates Corp., 6.875%, 7/1/29(1)	475,000	492,624
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	203,573
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	648,792
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,880,073
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,227,726
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	400,707
Resideo Funding, Inc., 6.50%, 7/15/32(1)	950,000	976,374
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	957,456
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	1,200,000	1,279,512
Verde Purchaser LLC, 10.50%, 11/30/30(1)	475,000	516,082
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	963,835
		13,313,926
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,718,131
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,692,361
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	675,387
Service Corp. International, 3.375%, 8/15/30	130,000	117,914
Service Corp. International, 4.00%, 5/15/31	4,775,000	4,422,400
Service Corp. International, 5.75%, 10/15/32	1,900,000	1,914,816
Sotheby's, 7.375%, 10/15/27(1)	800,000	773,956
		11,314,965
Diversified REITs — 1.9%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	400,000	442,467
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	349,000	339,936
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	450,000	436,088
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	925,000	981,085
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,463,630
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26	3,550,000	3,383,931
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,775,000	3,389,904

	Principal Amount/Shares	Value
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	$2,000,000	$1,610,715
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	530,056
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,049,207
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,699,602
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,550,000	1,612,572
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)(3)	750,000	755,603
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	863,993
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,162,102
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,975,000	2,042,517
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,675,000	2,618,043
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,833,206
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	683,293
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	4,825,000	5,154,118
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,648,151
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,075,000	1,803,823
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,325,926
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,031,311
		43,861,279
Diversified Telecommunication Services — 3.1%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,575,000	1,586,920
Altice France Holding SA, 6.00%, 2/15/28(1)	5,550,000	1,733,867
Altice France SA, 8.125%, 2/1/27(1)	4,125,000	3,376,534
Altice France SA, 5.50%, 1/15/28(1)	1,600,000	1,164,858
Altice France SA, 5.125%, 1/15/29(1)	2,425,000	1,705,364
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,186,269
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,455,388
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	752,050
Cogent Communications Group LLC, 7.00%, 6/15/27(1)	2,100,000	2,138,732
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(1)	775,000	788,316
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	1,937,970
Embarq Corp., 8.00%, 6/1/36	1,765,000	788,699
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	2,200,000	2,210,740
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,132,241
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,922,529
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,335,398	2,320,542
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,850,000	2,847,685
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	2,225,000	2,372,994
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,525,000	2,724,336
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,025,000	893,056
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(1)	1,375,000	1,319,002
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,600,000	2,303,002
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	2,725,000	2,180,000
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,525,000	1,288,625
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,125,000	770,625
Level 3 Financing, Inc., 11.00%, 11/15/29(1)	475,000	526,692
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	1,696,000	1,322,044
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,006,000	2,168,987
Level 3 Financing, Inc., 3.875%, 10/15/30(1)	475,000	350,441
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,550,000	1,708,808
Level 3 Financing, Inc., 4.00%, 4/15/31(1)	875,000	640,937
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	275,000	263,141
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	400,000	344,794
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	675,000	462,875
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	925,403	781,966

	Principal Amount/Shares	Value
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	$200,000	$137,525
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	266,404
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	300,000	290,994
Optics Bidco SpA, 6.375%, 11/15/33(1)	1,562,000	1,628,041
Optics Bidco SpA, 6.00%, 9/30/34(1)	2,609,000	2,654,185
Optics Bidco SpA, 7.20%, 7/18/36(1)	243,000	262,724
Sable International Finance Ltd., 7.125%, 10/15/32(1)(3)	1,600,000	1,607,472
Telecom Italia Capital SA, 6.375%, 11/15/33	263,000	271,324
Telecom Italia Capital SA, 6.00%, 9/30/34	168,000	167,693
Telecom Italia Capital SA, 7.20%, 7/18/36	82,000	85,744
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,128,109
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	231,392
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	269,449
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	2,000,000	2,003,310
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)(3)	1,050,000	1,068,834
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,200,000	2,865,162
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	1,242,000	1,031,953
		72,441,344
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,663,646
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	850,000	906,660
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	1,200,000	1,264,554
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	471,870
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	475,000	463,088
NRG Energy, Inc., 6.625%, 1/15/27	196,000	196,446
NRG Energy, Inc., 5.75%, 1/15/28	475,000	478,909
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,167,000	1,164,118
NRG Energy, Inc., 3.625%, 2/15/31(1)	910,000	825,445
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	1,003,053
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,500,000	1,667,265
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,628,977
PG&E Corp., VRN, 7.375%, 3/15/55	350,000	367,981
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,750,000	2,999,307
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	3,730,000	3,731,711
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	2,725,000	2,722,838
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	3,150,000	3,137,098
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,650,000	1,598,309
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,750,000	2,962,762
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,895,057
		34,149,094
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 6/1/31(1)	300,000	274,521
EnerSys, 6.625%, 1/15/32(1)	475,000	491,890
Regal Rexnord Corp., 6.30%, 2/15/30	575,000	611,907
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	350,000	358,674
WESCO Distribution, Inc., 6.625%, 3/15/32(1)	525,000	547,497
		2,284,489
Electronic Equipment, Instruments and Components — 1.3%
Coherent Corp., 5.00%, 12/15/29(1)	4,025,000	3,939,888
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,100,696
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	1,700,000	1,741,658
Imola Merger Corp., 4.75%, 5/15/29(1)	10,050,000	9,815,393
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,225,000	1,279,701
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,825,000	4,603,618

	Principal Amount/Shares	Value
Sensata Technologies BV, 5.875%, 9/1/30(1)	$1,200,000	$1,205,819
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	710,393
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	626,053
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,299,981
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,384,450
		29,707,650
Energy Equipment and Services — 2.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	315,000	316,242
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,715,549
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	481,707	500,868
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	390,291	412,944
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,900,000	1,877,116
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30(1)	425,000	444,422
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,656,170
Global Marine, Inc., 7.00%, 6/1/28	2,993,000	2,834,545
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	2,275,000	2,441,479
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,320,496
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,575,000	1,478,095
Nabors Industries, Inc., 9.125%, 1/31/30(1)	225,000	232,241
Nabors Industries, Inc., 8.875%, 8/15/31(1)	1,675,000	1,594,877
Nine Energy Service, Inc., 13.00%, 2/1/28	2,275,000	1,818,065
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,525,000	2,607,198
Oceaneering International, Inc., 6.00%, 2/1/28	250,000	250,679
Precision Drilling Corp., 7.125%, 1/15/26(1)	847,000	849,346
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	2,097,335
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,900,000	1,985,057
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	2,150,000	1,984,881
Star Holding LLC, 8.75%, 8/1/31(1)	1,025,000	978,721
Summit Midstream Holdings LLC, 8.625%, 10/31/29(1)	1,350,000	1,413,190
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	658,077	673,672
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	495,000	495,541
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,365,937
Transocean, Inc., 8.00%, 2/1/27(1)	3,175,000	3,175,556
Transocean, Inc., 8.25%, 5/15/29(1)	2,025,000	2,009,221
Transocean, Inc., 8.75%, 2/15/30(1)	508,938	531,044
Transocean, Inc., 7.50%, 4/15/31	1,925,000	1,776,974
Transocean, Inc., 8.50%, 5/15/31(1)	700,000	696,002
Transocean, Inc., 6.80%, 3/15/38	3,600,000	2,940,999
Transocean, Inc., 9.35%, 12/15/41	1,325,000	1,193,664
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,150,000	1,160,629
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,125,000	2,190,327
Valaris Ltd., 8.375%, 4/30/30(1)	1,925,000	1,984,442
Vallourec SACA, 7.50%, 4/15/32(1)	1,200,000	1,274,429
Vantage Drilling International Ltd., 9.50%, 2/15/28(1)	1,250,000	1,263,451
Weatherford International Ltd., 8.625%, 4/30/30(1)	11,175,000	11,652,693
		66,194,097
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	900,000	391,662
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	323,437
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,144,000	1,690,032
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	1,370,980	1,370,873
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,175,000	1,156,288
Cinemark USA, Inc., 7.00%, 8/1/32(1)	975,000	1,018,645
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	183,504

	Principal Amount/Shares	Value
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	$2,025,000	$2,027,013
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	1,500,000	1,530,934
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	3,400,000	3,354,933
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,372,845
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	289,197
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,325,000	2,135,737
ROBLOX Corp., 3.875%, 5/1/30(1)	875,000	815,329
WMG Acquisition Corp., 3.875%, 7/15/30(1)	600,000	559,791
		18,220,220
Financial Services — 1.3%
Block, Inc., 6.50%, 5/15/32(1)	1,550,000	1,615,980
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,125,000	3,355,866
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	599,261
Burford Capital Global Finance LLC, 9.25%, 7/1/31(1)	400,000	430,940
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,550,000	2,426,658
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,104,000	2,106,029
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,110,477
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,687,765
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,163,603
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	923,788
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,898,000	1,370,345
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	906,591
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,400,000	3,745,675
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,475,000	1,385,036
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,100,741
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	2,375,000	2,534,607
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	828,962
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,250,820
		30,543,144
Food Products — 1.5%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,675,000	1,754,228
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,025,000	874,229
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	850,000	893,665
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,095,255
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,750,000	1,768,373
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	900,000	933,874
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,188,000	1,184,784
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	421,000	420,088
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	269,527
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	3,050,000	3,175,538
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	2,750,000	2,581,758
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,346,206
Pilgrim's Pride Corp., 6.25%, 7/1/33	975,000	1,035,656
Post Holdings, Inc., 5.625%, 1/15/28(1)	413,000	416,893
Post Holdings, Inc., 5.50%, 12/15/29(1)	4,675,000	4,644,962
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	335,204
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	771,497
Post Holdings, Inc., 6.25%, 2/15/32(1)	1,000,000	1,030,958
Post Holdings, Inc., 6.375%, 3/1/33(1)	250,000	254,704
Post Holdings, Inc., 6.25%, 10/15/34(1)(3)	375,000	378,301
Sigma Holdco BV, 7.875%, 5/15/26(1)	1,290,000	1,283,970
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	2,025,000	1,923,212
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,069,615
U.S. Foods, Inc., 4.75%, 2/15/29(1)	4,398,000	4,292,319

	Principal Amount/Shares	Value
U.S. Foods, Inc., 7.25%, 1/15/32(1)	$850,000	$900,656
U.S. Foods, Inc., 5.75%, 4/15/33(1)(3)	625,000	627,233
		35,262,705
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	200,000	204,777
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	491,000	489,638
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	250,000	248,468
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,801,000	2,751,383
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	600,000	630,591
		4,324,857
Ground Transportation — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	747,394
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	200,000	197,984
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,475,000	2,329,626
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,169,571
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,925,000	1,981,978
Hertz Corp., 4.625%, 12/1/26(1)	875,000	690,170
Hertz Corp., 5.00%, 12/1/29(1)	925,000	611,876
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,614,931
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,950,000	719,004
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	322,846
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,625,000	1,678,620
United Rentals North America, Inc., 5.25%, 1/15/30	4,475,000	4,482,312
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,932,233
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	744,849
United Rentals North America, Inc., 3.75%, 1/15/32	1,650,000	1,507,834
United Rentals North America, Inc., 6.125%, 3/15/34(1)	2,100,000	2,172,864
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,100,000	2,190,577
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,050,234
XPO, Inc., 7.125%, 6/1/31(1)	675,000	707,347
XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,843,770
		29,696,020
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,450,000	3,374,713
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,450,000	2,320,074
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,550,000	2,699,813
Embecta Corp., 5.00%, 2/15/30(1)	675,000	622,068
Medline Borrower LP, 5.25%, 10/1/29(1)	6,652,000	6,531,750
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,186,318
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,900,000	1,975,542
		18,710,278
Health Care Providers and Services — 4.1%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,758,724
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,048,911
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	1,083,103
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	125,000	124,492
Catalent Pharma Solutions, Inc., 3.125%, 2/15/29(1)	475,000	467,030
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,950,000	2,905,199
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,617,000	3,631,851
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	649,248
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,870,571
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	4,660,000	4,229,947
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,975,000	2,546,148
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	4,000,000	3,684,501

	Principal Amount/Shares	Value
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	$3,003,000	$2,641,970
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	5,900,000	6,509,087
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	1,700,000	1,789,697
DaVita, Inc., 4.625%, 6/1/30(1)	3,600,000	3,434,527
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,848,792
HAH Group Holding Co. LLC, 9.75%, 10/1/31(1)	275,000	277,512
HCA, Inc., 6.00%, 4/1/54	750,000	793,007
IQVIA, Inc., 5.00%, 10/15/26(1)	375,000	374,292
IQVIA, Inc., 5.00%, 5/15/27(1)	1,125,000	1,119,120
IQVIA, Inc., 6.50%, 5/15/30(1)	1,575,000	1,644,809
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	1,300,542
LifePoint Health, Inc., 9.875%, 8/15/30(1)	100,000	110,225
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,675,000	1,892,140
LifePoint Health, Inc., 10.00%, 6/1/32(1)	2,250,000	2,476,388
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,250,000	779,744
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,928,000	2,849,070
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,325,000	1,231,804
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,363,865
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	2,217,935
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,350,000	1,311,724
Radiology Partners, Inc., 4.28% Cash plus 3.50% PIK, 1/31/29(1)	1,200,798	1,193,293
Select Medical Corp., 6.25%, 8/15/26(1)	1,953,000	1,966,462
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	537,415
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,375,000	1,436,907
Tenet Healthcare Corp., 6.25%, 2/1/27	1,500,000	1,503,276
Tenet Healthcare Corp., 5.125%, 11/1/27	5,950,000	5,932,299
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	495,115
Tenet Healthcare Corp., 6.125%, 10/1/28	6,200,000	6,254,436
Tenet Healthcare Corp., 4.25%, 6/1/29	2,650,000	2,557,166
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	408,058
Tenet Healthcare Corp., 6.125%, 6/15/30	3,800,000	3,866,850
Tenet Healthcare Corp., 6.75%, 5/15/31	4,200,000	4,381,381
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	383,388
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,825,000	1,892,542
		94,774,563
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,133,000	1,135,381
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(5)	300,000	276,428
Diversified Healthcare Trust, 4.375%, 3/1/31	275,000	226,680
		1,638,489
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	8,432,000	8,106,360
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	1,725,000	1,696,704
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,779,378
Service Properties Trust, 4.95%, 2/15/27	475,000	450,038
Service Properties Trust, 5.50%, 12/15/27	550,000	524,100
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,510,995
Service Properties Trust, 4.375%, 2/15/30	600,000	454,722
		6,415,937
Hotels, Restaurants and Leisure — 9.4%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,337,277
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,287,130
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	7,176,525

	Principal Amount/Shares	Value
Affinity Interactive, 6.875%, 12/15/27(1)	$1,850,000	$1,591,795
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	819,981
Boyd Gaming Corp., 4.75%, 12/1/27	800,000	792,447
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,600,000	3,439,871
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,100,000	1,058,289
Brinker International, Inc., 8.25%, 7/15/30(1)	325,000	349,486
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	4,841,000	4,607,968
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	475,000	491,643
Carnival Corp., 7.625%, 3/1/26(1)	5,725,000	5,781,591
Carnival Corp., 5.75%, 3/1/27(1)	12,325,000	12,489,877
Carnival Corp., 7.875%, 6/1/27	2,200,000	2,339,885
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,413,085
Carnival Corp., 6.00%, 5/1/29(1)	8,275,000	8,389,396
Carnival Corp., 7.00%, 8/15/29(1)	725,000	771,002
Carnival Corp., 10.50%, 6/1/30(1)	4,375,000	4,752,936
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	272,964
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 4/15/27	225,000	224,523
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	2,000,000	2,027,128
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, 7/15/29	1,300,000	1,278,244
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,025,000	2,018,798
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	662,315
Churchill Downs, Inc., 5.75%, 4/1/30(1)	2,460,000	2,464,491
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,353,178
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	921,427
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	300,000	286,673
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,900,000	2,703,707
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,950,000	1,954,309
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,770,811
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,150,000	2,160,989
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	498,011
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	75,000	74,052
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,468,126
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	200,000	206,080
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,911,706
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 6/1/29(1)	3,400,000	3,232,683
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/1/31(1)	2,950,000	2,679,604
International Game Technology PLC, 4.125%, 4/15/26(1)	1,850,000	1,827,054
International Game Technology PLC, 5.25%, 1/15/29(1)	1,025,000	1,021,800
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,992,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	771,253
Life Time, Inc., 5.75%, 1/15/26(1)	5,975,000	5,984,966
Life Time, Inc., 8.00%, 4/15/26(1)	7,100,000	7,171,007
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	3,425,000	3,457,335
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	647,102
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	503,760
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	563,208
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,800,000	1,858,196
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	552,568
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	625,000	617,916
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	897,874
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,921,322
MGM Resorts International, 5.75%, 6/15/25	825,000	828,321
MGM Resorts International, 5.50%, 4/15/27	1,064,000	1,068,420
MGM Resorts International, 4.75%, 10/15/28	850,000	833,585

	Principal Amount/Shares	Value
MGM Resorts International, 6.50%, 4/15/32	$1,725,000	$1,758,982
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,391,835
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(1)	1,035,000	1,039,971
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	1,800,000	1,781,523
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,575,000	1,499,049
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,750,000	6,754,634
NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	1,054,424
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	840,686
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	615,376
NCL Corp. Ltd., 7.75%, 2/15/29(1)	1,650,000	1,769,333
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,862,795
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	4,575,000	4,171,652
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,785,970
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,349,236
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	1,025,000	1,111,183
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	264,000	261,207
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,768,279
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	5,375,000	5,426,756
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,611,408
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	1,700,000	1,722,617
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,331,625
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	600,000	622,778
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,325,000	2,385,006
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.625%, 3/1/30(1)	650,000	645,509
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,350,000	2,294,945
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,575,000	3,600,533
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	386,542
Station Casinos LLC, 4.625%, 12/1/31(1)	725,000	672,972
Studio City Finance Ltd., 6.00%, 7/15/25(1)	647,000	649,296
Studio City Finance Ltd., 6.50%, 1/15/28(1)	800,000	782,975
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,173,009
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,559,968
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,497,971
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	561,747
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,798,697
Viking Cruises Ltd., 5.875%, 9/15/27(1)	4,300,000	4,300,006
Viking Cruises Ltd., 7.00%, 2/15/29(1)	2,750,000	2,786,798
Viking Cruises Ltd., 9.125%, 7/15/31(1)	2,500,000	2,735,585
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,371,487
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,582,004
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,025,000	2,027,926
Wynn Macau Ltd., 5.50%, 1/15/26(1)	1,200,000	1,191,806
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,165,982
Wynn Macau Ltd., 5.125%, 12/15/29(1)	3,150,000	2,962,575
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	3,388,982
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	1,400,000	1,511,332
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,343,115
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,691,597
		217,178,349
Household Durables — 2.2%
Adams Homes, Inc., 9.25%, 10/15/28(1)	5,050,000	5,392,582
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,540,111
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	672,592
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,773,994

	Principal Amount/Shares	Value
Beazer Homes USA, Inc., 5.875%, 10/15/27	$425,000	$425,283
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,569,109
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	600,000	623,335
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,900,000	1,822,797
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	376,903
Century Communities, Inc., 6.75%, 6/1/27	875,000	884,146
Century Communities, Inc., 3.875%, 8/15/29(1)	1,375,000	1,289,930
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,525,000	1,612,939
Empire Communities Corp., 9.75%, 5/1/29(1)	1,550,000	1,656,866
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,446,266
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(1)	1,575,000	1,753,794
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	11,960
KB Home, 6.875%, 6/15/27	825,000	860,287
KB Home, 7.25%, 7/15/30	800,000	836,089
KB Home, 4.00%, 6/15/31	1,775,000	1,643,379
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,700,000	1,821,620
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	857,359
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,341,519
New Home Co., Inc., 9.25%, 10/1/29(1)	950,000	1,002,153
Newell Brands, Inc., 4.875%, 6/1/25	350,000	348,353
Newell Brands, Inc., 5.70%, 4/1/26	3,475,000	3,486,534
Newell Brands, Inc., 6.375%, 9/15/27	800,000	811,624
Newell Brands, Inc., 6.625%, 9/15/29	1,350,000	1,369,335
Newell Brands, Inc., 6.875%, 4/1/36	2,875,000	2,743,030
Newell Brands, Inc., 7.00%, 4/1/46	925,000	829,286
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,370,868
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	2,206,662
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,200,000	1,277,605
SWF Holdings I Corp., 6.50%, 10/1/29(1)	1,000,000	640,050
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	515,000	526,157
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	525,000	534,632
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	425,000	396,771
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	959,375
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	991,209
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	704,085
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	611,391
		52,021,980
Household Products — 0.1%
Central Garden & Pet Co., 5.125%, 2/1/28	63,000	62,482
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	442,075
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,192,156
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	740,144
		2,436,857
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., VRN, 7.60%, 1/15/55	1,615,000	1,699,479
Calpine Corp., 4.50%, 2/15/28(1)	2,350,000	2,296,124
Calpine Corp., 5.125%, 3/15/28(1)	2,275,000	2,245,021
Calpine Corp., 4.625%, 2/1/29(1)	1,525,000	1,474,176
Calpine Corp., 5.00%, 2/1/31(1)	2,175,000	2,107,779
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	2,000,000	1,964,094
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	769,855
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,552,063
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	792,110
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,508,721

	Principal Amount/Shares	Value
TransAlta Corp., 7.75%, 11/15/29	$800,000	$845,715
		18,255,137
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 4.625%, 5/15/30(1)	525,000	501,896
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,058,055
Stena International SA, 7.25%, 1/15/31(1)	750,000	788,833
Stena International SA, 7.625%, 2/15/31(1)	600,000	630,230
		2,979,014
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,349,324
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,789,378
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	2,100,000	2,194,693
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	1,365,000	1,317,732
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,420,430
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	303,521
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,074,870
AmWINS Group, Inc., 6.375%, 2/15/29(1)	675,000	691,890
AssuredPartners, Inc., 5.625%, 1/15/29(1)	1,625,000	1,565,809
AssuredPartners, Inc., 7.50%, 2/15/32(1)	750,000	771,460
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,675,000	1,763,852
Genworth Holdings, Inc., VRN, 7.38%, (3-month SOFR plus 2.26%), 11/15/66	450,000	368,879
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)	600,000	623,124
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	400,000	411,534
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	613,532
HUB International Ltd., 7.25%, 6/15/30(1)	1,825,000	1,902,937
MBIA Insurance Corp., VRN, 16.82%, 1/15/33(1)(2)(4)	125,000	6,563
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,758,238
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,175,000	1,195,387
USI, Inc., 7.50%, 1/15/32(1)	450,000	466,740
		25,589,893
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	805,963
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	792,606
		1,598,569
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,794,998
Exela Intermediate LLC/Exela Finance, Inc., 11.50% PIK, 4/15/26(1)	2,454,137	417,203
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	250,000	264,069
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	1,175,000	788,302
Twilio, Inc., 3.875%, 3/15/31	1,450,000	1,341,076
		5,605,648
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)	450,000	474,812
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,425,000	2,361,145
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	428,668
Mattel, Inc., 6.20%, 10/1/40	200,000	207,010
Mattel, Inc., 5.45%, 11/1/41	875,000	835,291
		4,306,926
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	730,058
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	471,100
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	461,433
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	475,000	478,712
		2,141,303

	Principal Amount/Shares	Value
Machinery — 1.0%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	$625,000	$615,444
Allison Transmission, Inc., 3.75%, 1/30/31(1)	950,000	864,443
ATS Corp., 4.125%, 12/15/28(1)	275,000	259,176
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,825,000	1,925,696
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,108,971
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,350,000	1,410,427
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,250,000	1,323,143
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,175,000	1,205,844
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	271,385
Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,540,117
Terex Corp., 6.25%, 10/15/32(1)(3)	1,300,000	1,313,000
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	239,741
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,138,496
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,550,000	2,678,046
Vertiv Group Corp., 4.125%, 11/15/28(1)	550,000	532,063
Wabash National Corp., 4.50%, 10/15/28(1)	525,000	481,616
Werner FinCo LP/Werner FinCo, Inc., 11.50%, 6/15/28(1)	600,000	661,621
Werner FinCo LP/Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,328,453	2,372,188
		22,941,417
Media — 8.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	1,100,000	1,045,252
Altice Financing SA, 9.625%, 7/15/27(1)	2,400,000	2,339,686
Altice Financing SA, 5.00%, 1/15/28(1)	3,500,000	2,963,751
AMC Networks, Inc., 10.25%, 1/15/29(1)	925,000	951,390
AMC Networks, Inc., 4.25%, 2/15/29	3,075,000	2,226,791
Audacy Capital Corp., 6.75%, 3/31/29(1)(2)(4)	625,000	15,625
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	339,120
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,445,000	2,408,218
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	575,000	559,764
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	350,000	337,569
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,225,000	5,234,849
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,600,000	3,314,112
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	575,000	521,644
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,483,000	2,190,948
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,325,000	1,357,461
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	12,875,000	11,357,528
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	5,975,000	5,170,934
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,700,000	6,545,226
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	5,650,000	4,639,469
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	750,000	723,927
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 5/1/47	2,850,000	2,394,383
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	375,000	287,275
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,225,000	4,156,672
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,970,439
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,475,000	1,271,633
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,675,000	1,752,948
CSC Holdings LLC, 5.50%, 4/15/27(1)	2,750,000	2,420,927
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	252,962
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	669,289
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,300,000	1,255,978
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,425,000	4,279,931
CSC Holdings LLC, 6.50%, 2/1/29(1)	3,075,000	2,549,076
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,404,000	1,765,012

	Principal Amount/Shares	Value
CSC Holdings LLC, 4.125%, 12/1/30(1)	$500,000	$364,788
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,465,000	744,664
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,400,000	993,790
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,975,000	3,625,861
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,769,396
Directv Financing LLC, 8.875%, 2/1/30(1)	25,000	25,173
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	5,200,000	5,109,194
DISH DBS Corp., 7.75%, 7/1/26	1,375,000	1,194,473
DISH DBS Corp., 5.25%, 12/1/26(1)	3,525,000	3,264,144
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	919,211
DISH DBS Corp., 5.75%, 12/1/28(1)	2,200,000	1,926,311
DISH DBS Corp., 5.125%, 6/1/29	2,400,000	1,612,468
DISH Network Corp., 11.75%, 11/15/27(1)	4,825,000	5,067,916
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,153,382
Gray Television, Inc., 7.00%, 5/15/27(1)	525,000	516,444
Gray Television, Inc., 4.75%, 10/15/30(1)	2,460,000	1,567,158
Gray Television, Inc., 5.375%, 11/15/31(1)	2,942,000	1,842,166
iHeartCommunications, Inc., 6.375%, 5/1/26	709,277	621,446
iHeartCommunications, Inc., 8.375%, 5/1/27	2,025,000	1,090,700
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,600,000	1,777,437
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	999,000	649,790
Lamar Media Corp., 3.75%, 2/15/28	950,000	912,060
Lamar Media Corp., 4.00%, 2/15/30	925,000	872,118
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	550,000	503,741
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	162,257
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	386,752
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,581,957
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	674,933
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	968,114
News Corp., 3.875%, 5/15/29(1)	3,400,000	3,218,345
News Corp., 5.125%, 2/15/32(1)	5,400,000	5,310,083
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,075,000	1,027,942
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,425,000	4,403,331
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	3,275,000	3,121,234
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,550,000	1,474,159
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	149,232
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	360,690
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	675,064
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,420,288
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	775,000	562,359
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,000,000	783,750
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,150,000	1,111,974
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,525,000	2,485,865
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,200,000	2,077,239
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	2,028,751
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	225,000	204,204
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	4,775,000	4,164,180
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	4,350,000	4,119,581
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	996,445
TEGNA, Inc., 4.625%, 3/15/28	1,300,000	1,245,336
TEGNA, Inc., 5.00%, 9/15/29	925,000	881,782
Univision Communications, Inc., 6.625%, 6/1/27(1)	2,475,000	2,484,724
Univision Communications, Inc., 8.00%, 8/15/28(1)	1,250,000	1,279,075
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,750,000	4,247,205

	Principal Amount/Shares	Value
Univision Communications, Inc., 7.375%, 6/30/30(1)	$2,225,000	$2,155,221
Univision Communications, Inc., 8.50%, 7/31/31(1)	4,025,000	4,037,855
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	3,300,000	2,905,962
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	191,979
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	356,140
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,253,957
VZ Secured Financing BV, 5.00%, 1/15/32(1)	950,000	875,970
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,700,909
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	369,163
		185,847,627
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)	500,000	502,328
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	4,750,000	4,820,243
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	266,888
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,720,952
Algoma Steel, Inc., 9.125%, 4/15/29(1)	516,000	530,164
ArcelorMittal SA, 7.00%, 10/15/39	575,000	653,491
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	2,300,000	2,470,966
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	750,000	848,601
ATI, Inc., 5.875%, 12/1/27	1,300,000	1,299,528
ATI, Inc., 4.875%, 10/1/29	825,000	798,190
ATI, Inc., 7.25%, 8/15/30	850,000	905,953
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,507,346
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,191,953
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,946,905
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,311,845
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,940,000	2,949,279
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,075,000	1,094,457
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,209,318
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	365,000	369,468
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	1,239,388
Commercial Metals Co., 4.125%, 1/15/30	775,000	736,611
Commercial Metals Co., 4.375%, 3/15/32	775,000	737,479
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,916,381
Constellium SE, 6.375%, 8/15/32(1)	1,000,000	1,027,234
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	800,000	791,688
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	650,000	689,776
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	200,000	200,650
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	2,800,000	2,838,648
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	3,600,000	3,367,331
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,353,302
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,400,000	1,407,364
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	940,493
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,150,000	1,141,187
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	900,000	910,701
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,854,908
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	700,000	641,166
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,975,000	1,997,466
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	899,621
Mineral Resources Ltd., 9.25%, 10/1/28(1)	1,025,000	1,092,690
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,892,000	1,973,108
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)(4)(6)	475,000	575
Novelis Corp., 3.25%, 11/15/26(1)	575,000	555,374
Novelis Corp., 4.75%, 1/30/30(1)	1,850,000	1,795,186

	Principal Amount/Shares	Value
Novelis Corp., 3.875%, 8/15/31(1)	$500,000	$457,581
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,914,891
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,224,804
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,075,000	1,129,531
TMS International Corp., 6.25%, 4/15/29(1)	850,000	810,271
		66,043,280
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,580,694
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	831,315
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,300,000	1,270,728
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	950,000	1,008,173
Rithm Capital Corp., 8.00%, 4/1/29(1)	1,475,000	1,493,868
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)(3)	2,300,000	2,303,305
		9,488,083
Oil, Gas and Consumable Fuels — 11.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,316,173
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)(3)	2,000,000	2,027,919
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,425,000	2,429,067
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	742,757
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,425,000	1,476,002
Antero Resources Corp., 7.625%, 2/1/29(1)	681,000	704,049
Antero Resources Corp., 5.375%, 3/1/30(1)	100,000	98,868
Apache Corp., 5.10%, 9/1/40	475,000	422,660
Apache Corp., 4.75%, 4/15/43	500,000	413,245
Apache Corp., 7.375%, 8/15/47	600,000	641,450
Apache Corp., 5.35%, 7/1/49	1,925,000	1,670,274
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,581,417
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	230,686
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	276,844
Baytex Energy Corp., 8.50%, 4/30/30(1)	2,975,000	3,085,941
Baytex Energy Corp., 7.375%, 3/15/32(1)	600,000	598,385
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,425,000	1,482,599
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	420,096
Buckeye Partners LP, 6.875%, 7/1/29(1)	2,025,000	2,076,476
California Resources Corp., 8.25%, 6/15/29(1)	2,325,000	2,371,124
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	1,204,000	1,202,727
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	1,450,000	1,458,591
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	2,700,000	2,752,537
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,028,091
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,975,000	1,977,363
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,050,000	2,054,936
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	3,850,000	4,009,203
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,424,726
Civitas Resources, Inc., 8.375%, 7/1/28(1)	1,600,000	1,665,150
Civitas Resources, Inc., 8.625%, 11/1/30(1)	700,000	742,225
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	655,034
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,308,074
CNX Resources Corp., 7.375%, 1/15/31(1)	1,350,000	1,411,844
CNX Resources Corp., 7.25%, 3/1/32(1)	500,000	525,492
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,400,000	2,345,067
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,075,000	1,941,686
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,600,000	5,496,125
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	1,650,000	1,721,976
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	425,000	425,487

	Principal Amount/Shares	Value
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	$850,000	$837,295
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,878,626
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	5,275,000	5,554,237
DT Midstream, Inc., 4.125%, 6/15/29(1)	575,000	550,437
DT Midstream, Inc., 4.375%, 6/15/31(1)	1,125,000	1,065,761
Enbridge, Inc., VRN, 7.20%, 6/27/54	225,000	236,453
Enbridge, Inc., VRN, 7.375%, 3/15/55	100,000	103,965
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	225,000	236,820
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	425,000	383,279
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	700,000	598,430
Energy Transfer LP, VRN, 8.00%, 5/15/54	325,000	349,922
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,475,000	1,509,444
EnLink Midstream LLC, 5.375%, 6/1/29	1,100,000	1,128,653
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,800,000	1,725,624
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,350,401
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,538,109
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,102,453
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,493,612
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	773,099
EQM Midstream Partners LP, 5.50%, 7/15/28	2,301,000	2,333,663
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,925,000	2,863,742
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	2,725,000	2,994,666
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,913,000	1,853,635
EQM Midstream Partners LP, 6.50%, 7/15/48	2,461,000	2,546,768
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	920,772
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	607,992
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,183,485
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,700,000	1,732,200
Gulfport Energy Corp., 6.75%, 9/1/29(1)	975,000	987,622
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	224,212
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,841,878
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,400,000	1,473,734
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,628,738
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	925,000	958,122
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	421,000	402,278
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	2,296,000	2,292,759
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	674,204
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,300,000	1,268,292
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	2,095,101
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	925,469
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,500,000	1,618,319
Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34(1)	700,000	698,919
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,643,044
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,588,222
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,525,000	1,524,330
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,100,000	1,083,956
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	2,000,983
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	3,375,000	3,718,578
Matador Resources Co., 6.875%, 4/15/28(1)	1,675,000	1,705,011
Matador Resources Co., 6.50%, 4/15/32(1)	450,000	449,665
Matador Resources Co., 6.25%, 4/15/33(1)	2,050,000	2,020,742
MEG Energy Corp., 5.875%, 2/1/29(1)	1,815,000	1,777,305
Murphy Oil Corp., 6.375%, 7/15/28	3,150,000	3,202,759
Murphy Oil Corp., 6.00%, 10/1/32(3)	925,000	913,337

	Principal Amount/Shares	Value
Murray Energy Corp., 12.00%, 4/15/24(1)(4)(6)	$5,425,447	$54
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	1,544,000	1,480,426
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,650,000	3,070,352
New Fortress Energy, Inc., 8.75%, 3/15/29(1)	500,000	376,857
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,088,687
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	2,550,000	2,629,828
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	5,925,000	5,972,898
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,775,000	1,851,794
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	2,100,000	2,169,157
NuStar Logistics LP, 6.00%, 6/1/26	275,000	276,849
NuStar Logistics LP, 5.625%, 4/28/27	1,300,000	1,306,936
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,920,887
Ovintiv, Inc., 8.125%, 9/15/30	500,000	581,349
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	998,234
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,713,602
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,533,587
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	4,399,000	4,345,631
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	2,075,000	2,139,331
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	4,141,000	4,137,313
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	2,883,000	2,970,742
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,750,000	1,749,863
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	1,800,000	1,874,075
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,317,454
Range Resources Corp., 8.25%, 1/15/29	1,545,000	1,600,478
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	385,000	378,800
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	670,023
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	1,120,000	1,056,180
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	260,573
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,600,000	1,560,193
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	877,000	867,221
SM Energy Co., 6.75%, 9/15/26	225,000	225,066
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,256,155
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55(1)	850,000	893,754
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55(1)	1,075,000	1,114,841
Southwestern Energy Co., 5.70%, 1/23/25	508,000	507,968
Southwestern Energy Co., 8.375%, 9/15/28	1,775,000	1,827,373
Southwestern Energy Co., 5.375%, 2/1/29	725,000	723,158
Southwestern Energy Co., 5.375%, 3/15/30	300,000	299,293
Southwestern Energy Co., 4.75%, 2/1/32	125,000	119,676
Sunoco LP, 7.00%, 5/1/29(1)	75,000	78,421
Sunoco LP, 7.25%, 5/1/32(1)	725,000	769,107
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,782,226
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,166,831
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,600,000	2,493,019
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,400,000	1,416,885
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,354,667
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,469,134
Talos Production, Inc., 9.00%, 2/1/29(1)	1,425,000	1,468,606
Talos Production, Inc., 9.375%, 2/1/31(1)	2,550,000	2,623,891
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,576,585
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	375,000	356,555
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	2,100,000	2,202,734
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,581,883
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	881,000	790,833

	Principal Amount/Shares	Value
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	$5,650,000	$5,894,021
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,125,000	3,522,280
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	25,000	25,559
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	3,450,000	3,645,291
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	4,525,000	5,030,971
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,425,459
Viper Energy, Inc., 5.375%, 11/1/27(1)	1,675,000	1,670,924
Vital Energy, Inc., 7.75%, 7/31/29(1)	2,725,000	2,713,670
Vital Energy, Inc., 9.75%, 10/15/30	475,000	507,982
Vital Energy, Inc., 7.875%, 4/15/32(1)	825,000	799,796
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	284,212
Western Midstream Operating LP, 5.30%, 3/1/48	1,235,000	1,122,556
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	626,832
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(1)	700,000	690,587
		253,341,663
Paper and Forest Products — 0.1%
Ahlstrom Holding 3 OY, 4.875%, 2/4/28(1)	200,000	189,136
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,270,802
Mercer International, Inc., 5.125%, 2/1/29	1,050,000	896,893
		2,356,831
Passenger Airlines — 0.9%
Air Canada, 3.875%, 8/15/26(1)	325,000	316,742
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	1,042,091
American Airlines, Inc., 7.25%, 2/15/28(1)	1,600,000	1,639,226
American Airlines, Inc., 8.50%, 5/15/29(1)	2,975,000	3,158,377
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,377,083	2,372,252
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	5,275,000	5,270,609
Delta Air Lines, Inc., 4.375%, 4/19/28	350,000	346,874
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	70,836	70,416
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	254,375	255,652
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	3,246,000	3,422,225
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	975,000	536,554
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	150,000	82,547
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	402,357	411,010
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,151,395
Virgin Australia Holdings Pty. Ltd., VRN, 8.125%, 11/15/24(1)(2)(4)	442,996	3,335
		21,079,305
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,525,000	2,645,097
Coty, Inc., 5.00%, 4/15/26(1)	425,000	423,536
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	1,531,000	1,592,196
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,542,362
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	2,130,722
		8,333,913
Pharmaceuticals — 1.3%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	284,544
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,060,000	2,508,876
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,950,000	2,889,564
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,550,000	2,455,752
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	2,325,000	2,101,998
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	525,000	448,074
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	1,424,407
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	474,335
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	1,825,000	1,706,375

	Principal Amount/Shares	Value
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	$500,000	$306,787
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,375,000	848,248
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,325,000	743,179
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	274,238
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	453,094
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	429,113
Jazz Securities DAC, 4.375%, 1/15/29(1)	600,000	580,752
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	490,087	535,030
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,911,222
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,825,000	2,663,357
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	600,000	620,412
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	636,420
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,425,217
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	625,000	630,247
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	793,759
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	1,031,259
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	600,000	446,500
		29,622,759
Professional Services — 0.4%
Amentum Escrow Corp., 7.25%, 8/1/32(1)	1,450,000	1,514,595
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	1,076,207
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	4,325,000	4,047,317
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	423,623
Science Applications International Corp., 4.875%, 4/1/28(1)	1,575,000	1,543,727
		8,605,469
Real Estate Management and Development — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	4,668,600	4,341,367
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,918,000	1,601,973
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	675,000	538,914
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	808,001
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	655,606
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,198,760
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,316,098
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,225,000	1,302,025
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,958,398
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	2,030,726
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,050,000	963,315
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,225,000	1,111,973
Newmark Group, Inc., 7.50%, 1/12/29	400,000	432,460
		19,259,616
Semiconductors and Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	866,000	872,999
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	479,008
Entegris, Inc., 4.75%, 4/15/29(1)	350,000	345,223
Entegris, Inc., 5.95%, 6/15/30(1)	715,000	728,911
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,625,000	2,505,108
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,279,958
		6,211,207
Software — 2.7%
Alteryx, Inc., 8.75%, 3/15/28(1)	975,000	1,002,736
Camelot Finance SA, 4.50%, 11/1/26(1)	1,750,000	1,726,028
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,033,125
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	575,000	598,563
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,850,000	6,821,308

	Principal Amount/Shares	Value
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	$12,275,000	$12,501,721
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	825,521
Dye & Durham Ltd., 8.625%, 4/15/29(1)	475,000	502,911
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,309,388
Fair Isaac Corp., 4.00%, 6/15/28(1)	500,000	484,222
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,425,000	1,465,262
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,325,000	2,441,662
GoTo Group, Inc., 5.50%, 5/1/28(1)	905,520	698,989
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	384,628
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	1,200,000	1,111,259
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, 5/1/29(1)	1,200,000	1,227,679
McAfee Corp., 7.375%, 2/15/30(1)	1,275,000	1,244,831
Open Text Corp., 6.90%, 12/1/27(1)	1,400,000	1,477,801
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,840,125
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,256,574
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,973,316
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,875,000	3,564,492
Rocket Software, Inc., 9.00%, 11/28/28(1)	3,125,000	3,263,812
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	500,073
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	5,420,000	5,421,826
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,700,000	2,793,541
UKG, Inc., 6.875%, 2/1/31(1)	3,175,000	3,283,033
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,925,000	1,807,650
		63,562,076
Specialized REITs — 0.6%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	347,637
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,342,539
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,250,000	1,234,639
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	196,035
Iron Mountain, Inc., 5.25%, 7/15/30(1)	5,125,000	5,064,545
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,150,000	2,990,695
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	174,709
SBA Communications Corp., 3.875%, 2/15/27	800,000	780,223
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	600,000	585,683
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	850,000	834,565
		14,551,270
Specialty Retail — 2.7%
Arko Corp., 5.125%, 11/15/29(1)	375,000	348,734
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	725,836
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	787,443
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	407,125
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	400,000	379,562
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	311,832
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	49,989
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	3,000,000	3,061,212
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	151,252
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,894,566
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,163,607
Carvana Co., 13.00% PIK, 6/1/30(1)	1,371,500	1,492,481
Carvana Co., 14.00% PIK, 6/1/31(1)	2,845,250	3,353,931
Carvana Co., 12.00% PIK, 12/1/28(1)	450,500	473,519
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	200,000	211,645
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	466,000	491,848
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,420,210

	Principal Amount/Shares	Value
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	$3,500,000	$3,278,169
Gap, Inc., 3.625%, 10/1/29(1)	1,200,000	1,086,655
Gap, Inc., 3.875%, 10/1/31(1)	50,000	43,761
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	2,400,000	2,323,600
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,916,000	1,794,402
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	650,000	661,951
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	775,622
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,514,419
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,226,188
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	3,035,592
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	314,115
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	190,698
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,425,000	1,386,369
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	825,000	744,316
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	517,312
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,950,000	1,871,314
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,350,000	1,333,990
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/1/32	700,000	719,585
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,370,000	1,287,369
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,850,000	1,709,148
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,844,688
Staples, Inc., 10.75%, 9/1/29(1)	2,750,000	2,671,764
Staples, Inc., 12.75%, 1/15/30(1)	3,031,296	2,493,382
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,475,000	1,376,408
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,281,130
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	625,000	651,335
Victoria's Secret & Co., 4.625%, 7/15/29(1)	900,000	795,778
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	1,213,000	1,223,703
Victra Holdings LLC/Victra Finance Corp., 8.75%, 9/15/29(1)	375,000	394,067
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,363,773
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,610,510
		63,245,905
Technology Hardware, Storage and Peripherals — 0.6%
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,326,189
NCR Voyix Corp., 5.125%, 4/15/29(1)	3,875,000	3,795,266
NCR Voyix Corp., 5.25%, 10/1/30(1)	700,000	682,674
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	432,520
Seagate HDD Cayman, 4.125%, 1/15/31	3,185,000	2,947,711
Seagate HDD Cayman, 9.625%, 12/1/32	2,647,275	3,076,041
Western Digital Corp., 4.75%, 2/15/26	625,000	622,096
Xerox Holdings Corp., 5.00%, 8/15/25(1)	593,000	588,047
Xerox Holdings Corp., 5.50%, 8/15/28(1)	875,000	747,915
Xerox Holdings Corp., 8.875%, 11/30/29(1)	550,000	511,553
		14,730,012
Textiles, Apparel and Luxury Goods — 0.3%
Crocs, Inc., 4.25%, 3/15/29(1)	1,225,000	1,159,334
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,818,789
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 5/1/25(1)	900,000	512,626
Hanesbrands, Inc., 9.00%, 2/15/31(1)	825,000	891,284
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	944,991
S&S Holdings LLC, 8.375%, 10/1/31(1)(3)	1,150,000	1,158,746
		6,485,770
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	950,000	851,611

	Principal Amount/Shares	Value
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	$1,675,000	$1,650,516
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,980,453
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	2,875,000	2,978,328
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,492,500
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,600,000	1,641,109
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,625,000	1,619,680
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	377,404
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 5/1/31(1)	1,450,000	1,529,659
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	2,925,000	3,073,008
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(3)	2,200,000	2,194,500
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,234,185
Herc Holdings, Inc., 6.625%, 6/15/29(1)	1,250,000	1,295,756
		21,918,709
Transportation Infrastructure — 0.1%
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29(1)	425,000	399,136
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,621,683
		3,020,819
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,675,000	1,689,005
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 1A14, 0.00%, 12/31/30(1)(5)	96,020	52,811
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	747,342	56,051
Digicel Group Holdings Ltd., Series 3A14, 0.00%, 12/31/30(1)(5)	1,509	830
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	175,635	5,269
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,791,660
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,495,171
Vodafone Group PLC, VRN, 7.00%, 4/4/79	2,225,000	2,350,890
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,600,000	1,711,000
		9,463,682
TOTAL CORPORATE BONDS (Cost $2,238,124,973)		2,218,030,298
PREFERRED STOCKS — 1.2%
Banks — 0.4%
Bank of America Corp., 5.875%	50,000	50,799
Bank of America Corp., 6.30%	25,000	25,565
Barclays PLC, 6.125%	200,000	199,576
Barclays PLC, 8.00%	475,000	501,406
Barclays PLC, 9.625%	1,000,000	1,128,414
Citigroup, Inc., 4.00%	750,000	736,166
Citigroup, Inc., 4.70%	2,525,000	2,514,735
Citigroup, Inc., 6.25%	600,000	610,637
JPMorgan Chase & Co., 4.60%	2,050,000	2,037,342
NatWest Group PLC, 8.00%	550,000	559,029
		8,363,669
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,740,407
Construction Materials — 0.0%
Cemex SAB de CV, 5.125%(1)	725,000	714,580
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,486,761
Electric Utilities — 0.2%
Electricite de France SA, 9.125%(1)	1,200,000	1,368,953
NRG Energy, Inc., 10.25%(1)	2,025,000	2,285,848
		3,654,801

	Principal Amount/Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 7.00%(1)	3,210,000	$3,279,509
Vistra Corp., 8.00%(1)	1,725,000	1,808,478
		5,087,987
Oil, Gas and Consumable Fuels — 0.2%
Plains All American Pipeline LP, 9.49%	3,225,000	3,227,231
Venture Global LNG, Inc., 9.00%(1)	2,100,000	2,130,227
		5,357,458
TOTAL PREFERRED STOCKS (Cost $24,550,018)		26,405,663
BANK LOAN OBLIGATIONS(7) — 0.9%
Building Products — 0.0%
MI Windows and Doors LLC, 2024 Term Loan B2, 8.35%, (1-month SOFR plus 3.50%), 3/28/31	$773,063	775,370
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 8.46%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,879,647
Windstream Services LLC, 2024 Term Loan B, 9/25/31(8)	475,000	476,187
		2,355,834
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 10.25%, (3-month SOFR plus 5.50%), 2/10/27	828,084	542,656
Food Products — 0.1%
Northeast Grocery, Inc., Term Loan B, 12.60%, (3-month SOFR plus 7.50%), 12/13/28	3,097,656	3,113,145
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 4/30/30(8)	280,800	292,778
Health Care Providers and Services — 0.0%
LifePoint Health, Inc., 2024 Incremental Term Loan B, 8.96%, (1-month SOFR plus 4.00%), 5/17/31	349,125	349,593
Hotels, Restaurants and Leisure — 0.1%
Scientific Games Holdings LP, 2024 USD Term Loan B, 8.32%, (3-month SOFR plus 3.00%), 4/4/29	1,920,750	1,911,588
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 8.35%, (3-month SOFR plus 3.25%), 8/18/31	1,125,000	1,128,594
IT Services — 0.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 7/30/31(8)	2,400,000	2,395,500
Fortress Intermediate 3, Inc., Term Loan B, 8.60%, (1-month SOFR plus 3.75%), 6/27/31	450,000	449,719
Vericast Corp., 2024 Extended Term Loan, 12.42% PIK, (3-month SOFR plus 7.75%), 6/15/30	985,340	968,096
		3,813,315
Machinery — 0.0%
Titan Acquisition Ltd., 2024 Term Loan B, 10.33%, (6-month SOFR plus 5.00%), 2/15/29	448,875	447,255
Media — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 4/1/27	3,475,000	3,461,969
Univision Communications, Inc., 2022 First Lien Term Loan B, 8.85%, (3-month SOFR plus 4.25%), 6/24/29	73,313	72,442
		3,534,411
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 8.35%, (3-month SOFR plus 3.75%), 2/14/31	2,136,881	2,117,735
Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 First Out Term Loan, 12.42%, (1-month SOFR plus 7.50%), 11/14/28	187,629	201,091
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc., 2023 Exit Term Loan, 12.61%, (1-month SOFR plus 7.50%), 8/11/28	737,675	751,661
TOTAL BANK LOAN OBLIGATIONS (Cost $21,499,283)		21,335,026
COMMON STOCKS — 0.4%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(4)(9)	1,684	58,940
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(4)(9)	15,661	115,891

	Principal Amount/Shares	Value
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	14,289	$71,445
Diversified Telecommunication Services — 0.0%
Intelsat SA	32,375	1,027,906
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(4)	9,875	11,159
Parker Drilling Co.(4)	11,530	161,420
Superior Energy Services (Acquired 2/16/21, Cost $1,458,432)(9)	26,494	1,655,875
		1,828,454
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B	364	58,968
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(4)(9)	1,080	39,150
IT Services — 0.2%
Carnelian Point Holdings LP(4)	2,222	21,642
Carnelian Point Holdings LP (Acquired 6/03/24, Cost $3,259,445)(4)(9)	235,322	2,539,124
Carnelian Point Holdings LP (Acquired 6/03/24, Cost $2,079,979)(4)(9)	150,179	1,620,432
		4,181,198
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(4)(9)	11,932	49,219
Media — 0.0%
Tpc Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(4)(9)	7,517	302,559
Metals and Mining — 0.0%
Petra Diamonds Ltd.(4)	108,200	40,641
Oil, Gas and Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc.(4)	13	—
Pharmaceuticals — 0.1%
Endo, Inc. (Acquired 4/23/24, Cost $1,157,801)(4)(9)	55,651	1,417,995
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(4)(9)	8,683	659,908
		2,077,903
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc.(4)	6,608	295,113
TOTAL COMMON STOCKS (Cost $17,694,056)		10,147,387
CONVERTIBLE BONDS — 0.0%
Capital Markets — 0.0%
Coinbase Global, Inc., 0.50%, 6/1/26	$450,000	442,012
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30	100,000	35,500
TOTAL CONVERTIBLE BONDS (Cost $424,499)		477,512
ESCROW INTERESTS(10) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(4)	250,000	3,875
Electric Utilities — 0.0%
GenOn Energy, Inc.(4)	450,000	—
RRI Energy, Inc.(4)	75,000	—
		—
Energy Equipment and Services — 0.0%
Basic Energy Services, Inc.(4)	275,000	4,125
Ground Transportation — 0.0%
Hertz Corp.(4)	1,075,000	188,125
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(4)	950,000	5,700

	Principal Amount/Shares	Value
Sanchez Energy Corp.(4)	3,990,000	$79,800
Sanchez Energy Corp.(4)	2,225,000	44,500
		130,000
Paper and Forest Products — 0.0%
Appvion(4)	200,000	—
Pharmaceuticals — 0.0%
Endo Design LLC(4)	3,986,000	399
Endo Design LLC(4)	1,612,000	60,450
Endo Luxembourg Finance SARL(4)	1,350,000	135
Par Pharmaceutical, Inc.(4)	3,281,000	328
		61,312
TOTAL ESCROW INTERESTS (Cost $5,364,253)		387,437
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	24,966	11,676
Diversified Telecommunication Services — 0.0%
Intelsat SA(4)	6	9
Health Care Providers and Services — 0.0%
Air Methods Corp.(4)	6,000	8,377
Air Methods Corp.(4)	2,842	1,668
		10,045
Oil, Gas and Consumable Fuels — 0.0%
California Resources Corp.(4)	66	1,107
TOTAL WARRANTS (Cost $1,005,226)		22,837
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $15,553,396)	15,553,396	15,553,396
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $2,324,215,704)		2,292,359,556
OTHER ASSETS AND LIABILITIES — 0.9%		20,586,386
TOTAL NET ASSETS — 100.0%		$2,312,945,942

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,869,578,707, which represented 80.8% of total net assets.
(2)Security is in default.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Maturity is in default.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,459,093, which represented 0.4% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,324,215,704)	$2,292,359,556
Cash	1,895,440
Receivable for investments sold	17,826,022
Receivable for capital shares sold	1,139,294
Interest and dividends receivable	39,507,403
2,352,727,715

Liabilities
Payable for investments purchased	30,606,569
Payable for capital shares redeemed	7,864,164
Accrued management fees	637,987
Distribution and service fees payable	1,337
Dividends payable	671,716
39,781,773

Net Assets	$2,312,945,942

Net Assets Consist of:
Capital paid in	$2,453,999,063
Distributable earnings (loss)	(141,053,121)
$2,312,945,942

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$146,403,736	16,656,847	$8.79
I Class	$508,320,047	57,859,972	$8.79
Y Class	$327,677,953	37,306,630	$8.78
A Class	$6,625,646	753,812	$8.79
R5 Class	$182,920	20,820	$8.79
R6 Class	$259,268,496	29,526,533	$8.78
G Class	$1,064,467,144	121,172,855	$8.78
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.20 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$79,724,961
Dividends	204,751
79,929,712

Expenses:
Management fees	6,469,934
Distribution and service fees - A Class	7,923
Trustees' fees and expenses	70,430
6,548,287
Fees waived - G Class	(2,748,338)
3,799,949

Net investment income (loss)	76,129,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,334,942)
Change in net unrealized appreciation (depreciation) on investments	58,477,801

Net realized and unrealized gain (loss)	56,142,859

Net Increase (Decrease) in Net Assets Resulting from Operations	$132,272,622

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$76,129,763	$140,377,550
Net realized gain (loss)	(2,334,942)	(27,071,574)
Change in net unrealized appreciation (depreciation)	58,477,801	108,579,346
Net increase (decrease) in net assets resulting from operations	132,272,622	221,885,322

Distributions to Shareholders
From earnings:
Investor Class	(4,582,228)	(7,832,370)
I Class	(15,693,391)	(27,823,594)
Y Class	(11,123,221)	(15,371,096)
A Class	(195,306)	(317,123)
R5 Class	(6,461)	(12,511)
R6 Class	(6,937,694)	(13,958,205)
G Class	(37,615,713)	(74,267,340)
Decrease in net assets from distributions	(76,154,014)	(139,582,239)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	78,618,705	139,138,721

Net increase (decrease) in net assets	134,737,313	221,441,804

Net Assets
Beginning of period	2,178,208,629	1,956,766,825
End of period	$2,312,945,942	$2,178,208,629

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 24% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class	G Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%	0.000%(1)
(1)Effective annual management fee before waiver was 0.525%.

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $415,604,718 and $317,698,441, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,281,617	$53,693,174	12,872,205	$108,019,000
Issued in reinvestment of distributions	512,947	4,406,320	905,722	7,550,889
Redeemed	(5,771,698)	(49,500,739)	(12,334,917)	(103,202,225)
	1,022,866	8,598,755	1,443,010	12,367,664
I Class
Sold	10,891,855	93,675,528	22,563,791	187,374,874
Issued in reinvestment of distributions	1,780,467	15,293,938	3,277,919	27,328,912
Redeemed	(9,393,917)	(80,873,816)	(12,556,174)	(104,245,215)
	3,278,405	28,095,650	13,285,536	110,458,571
Y Class
Sold	7,868,154	67,371,375	24,628,694	202,591,262
Issued in reinvestment of distributions	892,057	7,650,187	1,004,502	8,445,037
Redeemed	(9,227,278)	(79,214,327)	(13,129,241)	(108,184,550)
	(467,067)	(4,192,765)	12,503,955	102,851,749
A Class
Sold	75,100	645,114	229,243	1,913,443
Issued in reinvestment of distributions	17,288	148,488	30,013	250,444
Redeemed	(58,800)	(504,703)	(128,532)	(1,064,982)
	33,588	288,899	130,724	1,098,905
R5 Class
Sold	1,342	11,499	6,189	50,923
Issued in reinvestment of distributions	753	6,461	1,501	12,511
Redeemed	(4,757)	(40,986)	(5,485)	(45,068)
	(2,662)	(23,026)	2,205	18,366
R6 Class
Sold	9,963,625	85,680,779	7,197,057	59,878,157
Issued in reinvestment of distributions	806,983	6,937,505	1,675,658	13,936,707
Redeemed	(2,740,220)	(23,502,746)	(19,778,871)	(164,956,721)
	8,030,388	69,115,538	(10,906,156)	(91,141,857)
G Class
Sold	2,331,234	19,936,932	7,901,264	65,987,650
Issued in reinvestment of distributions	4,381,933	37,615,713	8,911,061	74,267,336
Redeemed	(9,439,956)	(80,816,991)	(16,384,080)	(136,769,663)
	(2,726,789)	(23,264,346)	428,245	3,485,323
Net increase (decrease)	9,168,729	$78,618,705	16,887,519	$139,138,721

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$2,218,030,298	—
Preferred Stocks	—	26,405,663	—
Bank Loan Obligations	—	21,335,026	—
Common Stocks	$1,783,235	8,364,152	—
Convertible Bonds	—	477,512	—
Escrow Interests	—	387,437	—
Warrants	1,107	21,730	—
Short-Term Investments	15,553,396	—	—
	$17,337,738	$2,275,021,818	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,328,309,515
Gross tax appreciation of investments	$65,797,361
Gross tax depreciation of investments	(101,747,320)
Net tax appreciation (depreciation) of investments	$(35,949,959)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(8,421,708) and accumulated long-term capital losses of $(93,613,279), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.58	0.27	0.21	0.48	(0.27)	—	(0.27)	$8.79	5.89%	0.78%	0.78%	6.39%	6.39%	15%	$146,404
2024	$8.25	0.54	0.33	0.87	(0.54)	—	(0.54)	$8.58	10.76%	0.79%	0.79%	6.44%	6.44%	28%	$134,075
2023	$9.13	0.49	(0.85)	(0.36)	(0.50)	(0.02)	(0.52)	$8.25	(3.76)%	0.78%	0.78%	6.02%	6.02%	31%	$117,101
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
2021	$8.15	0.48	1.57	2.05	(0.49)	—	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	5.21%	52%	$40,746
2020	$9.32	0.48	(1.16)	(0.68)	(0.49)	—	(0.49)	$8.15	(7.76)%	0.78%	0.78%	5.14%	5.14%	55%	$16,377
I Class
2024(3)	$8.57	0.28	0.22	0.50	(0.28)	—	(0.28)	$8.79	5.94%	0.68%	0.68%	6.49%	6.49%	15%	$508,320
2024	$8.25	0.54	0.32	0.86	(0.54)	—	(0.54)	$8.57	10.86%	0.69%	0.69%	6.54%	6.54%	28%	$467,869
2023	$9.12	0.51	(0.85)	(0.34)	(0.51)	(0.02)	(0.53)	$8.25	(3.56)%	0.68%	0.68%	6.12%	6.12%	31%	$340,613
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
2021	$8.15	0.49	1.56	2.05	(0.50)	—	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	5.31%	52%	$127,684
2020	$9.32	0.48	(1.15)	(0.67)	(0.50)	—	(0.50)	$8.15	(7.66)%	0.68%	0.68%	5.24%	5.24%	55%	$54,346
Y Class
2024(3)	$8.57	0.28	0.21	0.49	(0.28)	—	(0.28)	$8.78	5.88%	0.58%	0.58%	6.59%	6.59%	15%	$327,678
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$323,733
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$208,457
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$615,479
2020	$9.32	0.49	(1.15)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.57)%	0.58%	0.58%	5.34%	5.34%	55%	$291,873
A Class
2024(3)	$8.58	0.26	0.21	0.47	(0.26)	—	(0.26)	$8.79	5.76%	1.03%	1.03%	6.14%	6.14%	15%	$6,626
2024	$8.25	0.52	0.32	0.84	(0.51)	—	(0.51)	$8.58	10.48%	1.04%	1.04%	6.19%	6.19%	28%	$6,177
2023	$9.13	0.47	(0.85)	(0.38)	(0.48)	(0.02)	(0.50)	$8.25	(4.00)%	1.03%	1.03%	5.77%	5.77%	31%	$4,865
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
2021	$8.15	0.46	1.57	2.03	(0.47)	—	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	4.96%	52%	$4,761
2020	$9.32	0.45	(1.15)	(0.70)	(0.47)	—	(0.47)	$8.15	(7.99)%	1.03%	1.03%	4.89%	4.89%	55%	$2,793

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$8.57	0.28	0.22	0.50	(0.28)	—	(0.28)	$8.79	6.00%	0.58%	0.58%	6.59%	6.59%	15%	$183
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$201
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$176
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$142
2020	$9.32	0.50	(1.16)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.56)%	0.58%	0.58%	5.34%	5.34%	55%	$106
R6 Class
2024(3)	$8.57	0.29	0.21	0.50	(0.29)	—	(0.29)	$8.78	6.03%	0.53%	0.53%	6.64%	6.64%	15%	$259,268
2024	$8.25	0.55	0.33	0.88	(0.56)	—	(0.56)	$8.57	10.89%	0.54%	0.54%	6.69%	6.69%	28%	$184,160
2023	$9.12	0.52	(0.84)	(0.32)	(0.53)	(0.02)	(0.55)	$8.25	(3.41)%	0.53%	0.53%	6.27%	6.27%	31%	$267,183
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
2021	$8.14	0.50	1.58	2.08	(0.52)	—	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	5.46%	52%	$282,349
2020	$9.32	0.50	(1.16)	(0.66)	(0.52)	—	(0.52)	$8.14	(7.53)%	0.53%	0.53%	5.39%	5.39%	55%	$105,526
G Class
2024(3)	$8.57	0.31	0.21	0.52	(0.31)	—	(0.31)	$8.78	6.18%	0.00%	0.53%	7.17%	6.64%	15%	$1,064,467
2024	$8.25	0.60	0.32	0.92	(0.60)	—	(0.60)	$8.57	11.61%	0.01%	0.54%	7.22%	6.69%	28%	$1,061,994
2023(4)	$8.41	0.48	(0.12)	0.36	(0.50)	(0.02)	(0.52)	$8.25	4.39%	0.00%	0.53%	6.82%	6.29%	31%(5)	$1,018,372

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor and/or the Subadvisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Subadvisor and others in connection with its review and received over time, concluded that the terms of the management agreement and the subadvisory agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement and subadvisory agreement should be renewed for an additional one-year period.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 2411

Semiannual Financial Statements and Other Information

September 30, 2024

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 80.2%
Aerospace and Defense — 2.5%
Boeing Co., 2.20%, 2/4/26	$295,000	$284,193
Bombardier, Inc., 7.50%, 2/1/29(1)	175,000	185,318
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	469,411
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	257,957
Spirit AeroSystems, Inc., 4.60%, 6/15/28	77,000	73,641
TransDigm, Inc., 6.75%, 8/15/28(1)	600,000	618,323
TransDigm, Inc., 4.625%, 1/15/29	500,000	483,273
		2,372,116
Automobile Components — 1.2%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	158,725
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	1,037,364
		1,196,089
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	950,000	995,698
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	700,000	621,185
		1,616,883
Banks — 0.5%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	375,000	409,971
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	75,000	78,021
		487,992
Broadline Retail — 0.5%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	247,053
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	275,000	266,848
		513,901
Building Products — 1.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	608,535
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	710,424
		1,318,959
Chemicals — 2.9%
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	750,000	777,432
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	285,192
Chemours Co., 4.625%, 11/15/29(1)(2)	400,000	358,684
Olin Corp., 5.125%, 9/15/27	360,000	358,276
Olin Corp., 5.625%, 8/1/29	500,000	501,672
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	458,242
		2,739,498
Commercial Services and Supplies — 1.8%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	493,332
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	251,213
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	672,887
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	285,000	293,693
		1,711,125
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	460,000	493,166
Construction Materials — 0.5%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	500,000	530,137
Consumer Finance — 0.2%
Navient Corp., 5.875%, 10/25/24	200,000	199,897
2

	Principal Amount/Shares	Value
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	$555,000	$541,345
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	600,000	561,148
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	385,125
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	200,000	199,819
		1,687,437
Containers and Packaging — 2.0%
Ball Corp., 6.875%, 3/15/28	305,000	316,110
LABL, Inc., 8.625%, 10/1/31(1)(3)	345,000	342,747
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	497,000	511,205
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	374,636
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	350,000	370,873
		1,915,571
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33	430,000	456,233
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	272,110
Diversified Telecommunication Services — 2.0%
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	725,000	773,222
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	31,000	27,459
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	113,025
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	116,620	111,591
Optics Bidco SpA, 6.375%, 11/15/33(1)	355,000	370,009
Sprint Capital Corp., 6.875%, 11/15/28	385,000	420,652
Telecom Italia Capital SA, 6.375%, 11/15/33	60,000	61,899
		1,877,857
Electric Utilities — 0.5%
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	525,834
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	386,867
Entertainment — 0.7%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	722,550
Food Products — 0.9%
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	550,000	510,630
Post Holdings, Inc., 6.25%, 2/15/32(1)	300,000	309,287
		819,917
Ground Transportation — 2.0%
Uber Technologies, Inc., 4.50%, 8/15/29(1)	400,000	397,314
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	496,686
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	516,498
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	465,531
		1,876,029
Health Care Equipment and Supplies — 2.1%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	530,302
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	326,385
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	638,250
Neogen Food Safety Corp., 8.625%, 7/20/30(1)	500,000	553,878
		2,048,815
Health Care Providers and Services — 7.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	473,878
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	98,464
Centene Corp., 4.625%, 12/15/29	320,000	313,365
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	393,925
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	226,929
3

	Principal Amount/Shares	Value
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	$400,000	$351,911
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	370,000	408,197
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	490,000	515,854
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	620,123
Encompass Health Corp., 4.75%, 2/1/30	250,000	244,549
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	466,812
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	408,678
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	92,966
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	475,469
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	316,848
Select Medical Corp., 6.25%, 8/15/26(1)	370,000	372,550
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	278,381
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	555,000	579,988
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	320,000	322,810
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	661,435
		7,623,132
Hotels, Restaurants and Leisure — 10.6%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,060,096
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	281,177
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	396,223
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	884,281
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	104,538
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	137,000	141,800
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	1,013,377
Churchill Downs, Inc., 5.75%, 4/1/30(1)	380,000	380,694
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	626,941
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	1,066,660
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	1,010,000	1,045,718
MGM Resorts International, 4.625%, 9/1/26	215,000	213,801
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	535,109
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	1,009,629
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	518,222
Station Casinos LLC, 4.625%, 12/1/31(1)	590,000	547,660
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	325,470
		10,151,396
Household Durables — 1.2%
KB Home, 7.25%, 7/15/30	550,000	574,811
Meritage Homes Corp., 5.125%, 6/6/27	230,000	232,491
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	355,000	316,817
		1,124,119
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	193,335
Leisure Products — 0.4%
Mattel, Inc., 5.45%, 11/1/41	360,000	343,663
Life Sciences Tools and Services — 0.8%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	486,705
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	302,345
		789,050
Machinery — 1.8%
Chart Industries, Inc., 9.50%, 1/1/31(1)	577,000	629,430
GrafTech Finance, Inc., 4.625%, 12/15/28(1)(2)	750,000	501,687
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	610,000	637,304
		1,768,421
4

	Principal Amount/Shares	Value
Media — 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	$1,827,000	$1,612,107
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	640,312
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	295,122
CSC Holdings LLC, 7.50%, 4/1/28(1)	380,000	254,330
CSC Holdings LLC, 4.50%, 11/15/31(1)(2)	365,000	266,018
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	645,962
Gray Television, Inc., 10.50%, 7/15/29(1)	500,000	522,724
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	396,501
Paramount Global, 4.20%, 5/19/32	265,000	235,067
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	472,100
TEGNA, Inc., 4.75%, 3/15/26(1)	305,000	301,348
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	507,500
		6,149,091
Metals and Mining — 3.4%
ATI, Inc., 4.875%, 10/1/29	690,000	667,577
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	400,082
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	850,000	865,384
CSN Resources SA, 4.625%, 6/10/31(1)	200,000	162,552
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	732,761
Novelis Corp., 3.875%, 8/15/31(1)	251,000	229,706
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	240,158
		3,298,220
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	445,000	435,218
Oil, Gas and Consumable Fuels — 8.2%
3R Lux SARL, 9.75%, 2/5/31(1)	250,000	263,626
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	252,258
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	365,810
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	101,000	102,965
Civitas Resources, Inc., 8.375%, 7/1/28(1)	250,000	260,180
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	522,905
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	230,000	232,882
Energy Transfer LP, 5.75%, 4/1/25	460,000	459,688
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,438,066
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	350,600
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	370,828
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	357,356
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	200,000	207,618
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	367,212
Petroleos Mexicanos, 5.95%, 1/28/31	280,000	242,519
SM Energy Co., 6.75%, 9/15/26	350,000	350,103
SM Energy Co., 6.75%, 8/1/29(1)	500,000	502,462
Southwestern Energy Co., 5.70%, 1/23/25	76,000	75,995
Southwestern Energy Co., 5.375%, 3/15/30	670,000	668,420
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	518,591
		7,910,084
Passenger Airlines — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	419,514	418,661
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	363,000	364,822
		783,483
Personal Care Products — 0.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	363,990
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	397,735
		761,725
5

	Principal Amount/Shares	Value
Pharmaceuticals — 3.5%
180 Medical, Inc., 3.875%, 10/15/29(1)	$700,000	$663,935
AdaptHealth LLC, 4.625%, 8/1/29(1)(2)	375,000	347,633
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)(2)	100,000	97,951
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	117,524
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)(2)	158,000	147,730
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	315,000	337,927
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	355,227
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)(2)	820,000	773,081
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	243,672
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	288,587
		3,373,267
Real Estate Management and Development — 0.3%
Newmark Group, Inc., 7.50%, 1/12/29	288,000	311,371
Software — 0.6%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	305,541
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	247,000	227,208
		532,749
Specialized REITs — 2.4%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,274,231
SBA Communications Corp., 3.125%, 2/1/29	570,000	527,318
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	496,570
		2,298,119
Specialty Retail — 1.1%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	396,969
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	600,000	575,789
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	93,968
		1,066,726
Technology Hardware, Storage and Peripherals — 1.1%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	1,015,325
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.85%, 11/27/33	175,000	189,826
Trading Companies and Distributors — 0.5%
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	330,000	341,860
Herc Holdings, Inc., 6.625%, 6/15/29(1)	160,000	165,857
		507,717
Wireless Telecommunication Services — 0.6%
U.S. Cellular Corp., 6.70%, 12/15/33	287,000	320,473
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	236,150
		556,623
TOTAL CORPORATE BONDS (Cost $77,097,401)		76,951,643
EXCHANGE-TRADED FUNDS — 6.9%
iShares Broad USD High Yield Corporate Bond ETF	53,100	1,999,215
iShares iBoxx $ High Yield Corporate Bond ETF(2)	25,800	2,071,740
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,151,025
SPDR Portfolio High Yield Bond ETF	58,400	1,404,520
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,346,626)		6,626,500
PREFERRED STOCKS — 3.6%
Banks — 2.2%
Banco Santander SA, 4.75%	200,000	190,896
BNP Paribas SA, 7.375%(1)	250,000	252,871
Commerzbank AG, 7.00%	200,000	200,264
Credit Agricole SA, 8.125%(1)	230,000	236,871
6

	Principal Amount/Shares	Value
HSBC Holdings PLC, 6.00%	250,000	$251,735
Intesa Sanpaolo SpA, 7.70%(1)	250,000	250,320
Lloyds Banking Group PLC, 7.50%	250,000	252,911
Nordea Bank Abp, 6.625%(1)(2)	250,000	253,676
Societe Generale SA, 8.00%(1)	235,000	237,516
		2,127,060
Capital Markets — 1.0%
Deutsche Bank AG, 7.50%(2)	200,000	199,568
Goldman Sachs Group, Inc., 7.50%	460,000	495,622
UBS Group AG, 6.875%	250,000	251,129
		946,319
Consumer Finance — 0.3%
Ally Financial, Inc., 4.70%	265,000	231,760
Oil, Gas and Consumable Fuels — 0.1%
Venture Global LNG, Inc., 9.00%(1)	113,000	114,626
TOTAL PREFERRED STOCKS (Cost $3,355,317)		3,419,765
BANK LOAN OBLIGATIONS(4) — 1.0%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, 2024 Term Loan B, 7.60%, (1-month SOFR plus 2.75%), 10/23/28	$447,456	448,143
Passenger Airlines — 0.5%
American Airlines, Inc., 2023 Term Loan B, 7.96%, (1-month SOFR plus 2.75%), 2/15/28	475,300	474,927
TOTAL BANK LOAN OBLIGATIONS (Cost $906,860)		923,070
SHORT-TERM INVESTMENTS — 14.7%
Commercial Paper(5) — 6.9%
Lion Bay Funding LLC, 4.97%, 10/1/24 (LOC: HSBC Bank PLC)(1)	3,300,000	3,299,558
Overwatch Alpha Funding LLC, 4.97%, 10/1/24 (LOC: Bank of Nova Scotia)(1)	3,300,000	3,299,558
		6,599,116
Money Market Funds — 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	73,847	73,847
State Street Navigator Securities Lending Government Money Market Portfolio(6)	7,425,905	7,425,905
		7,499,752
TOTAL SHORT-TERM INVESTMENTS (Cost $14,099,752)		14,098,868
TOTAL INVESTMENT SECURITIES — 106.4% (Cost $101,805,956)		102,019,846
OTHER ASSETS AND LIABILITIES — (6.4)%		(6,109,024)
TOTAL NET ASSETS — 100.0%		$95,910,822

NOTES TO SCHEDULE OF INVESTMENTS
LOC	–	Letter of Credit
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,592,244, which represented 70.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,180,913. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,425,905.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $94,380,051) — including $7,180,913 of securities on loan	$94,593,941
Investment made with cash collateral received for securities on loan, at value (cost of $7,425,905)	7,425,905
Total investment securities, at value (cost of $101,805,956)	102,019,846
Cash	8,700
Receivable for investments sold	643,084
Receivable for capital shares sold	307,829
Interest and dividends receivable	1,207,629
Securities lending receivable	4,334
104,191,422

Liabilities
Payable for collateral received for securities on loan	7,425,905
Payable for investments purchased	650,000
Payable for capital shares redeemed	93,890
Accrued management fees	58,772
Distribution and service fees payable	2,836
Dividends payable	49,197
8,280,600

Net Assets	$95,910,822

Net Assets Consist of:
Capital paid in	$144,168,427
Distributable earnings (loss)	(48,257,605)
$95,910,822

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$75,979,924	14,704,965	$5.17
I Class	$9,026,962	1,741,618	$5.18
Y Class	$30,997	5,987	$5.18
A Class	$8,242,831	1,593,851	$5.17
C Class	$635,622	122,920	$5.17
R Class	$1,561,664	302,017	$5.17
R5 Class	$71,780	13,877	$5.17
R6 Class	$361,042	69,930	$5.16
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.41 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,724,363
Dividends	222,277
Securities lending, net	25,308
2,971,948

Expenses:
Management fees	354,343
Distribution and service fees:
A Class	10,312
C Class	2,707
R Class	3,705
Trustees' fees and expenses	2,987
374,054

Net investment income (loss)	2,597,894

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	51,390
Change in net unrealized appreciation (depreciation) on investments	2,446,892

Net realized and unrealized gain (loss)	2,498,282

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,096,176

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$2,597,894	$5,050,253
Net realized gain (loss)	51,390	(2,343,542)
Change in net unrealized appreciation (depreciation)	2,446,892	4,445,257
Net increase (decrease) in net assets resulting from operations	5,096,176	7,151,968

Distributions to Shareholders
From earnings:
Investor Class	(2,053,965)	(4,143,790)
I Class	(259,548)	(301,041)
Y Class	(1,013)	(4,419)
A Class	(219,660)	(444,035)
C Class	(12,333)	(27,180)
R Class	(37,543)	(65,636)
R5 Class	(1,951)	(17,415)
R6 Class	(11,692)	(19,918)
Decrease in net assets from distributions	(2,597,705)	(5,023,434)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(811,396)	(900,546)

Net increase (decrease) in net assets	1,687,075	1,227,988

Net Assets
Beginning of period	94,223,747	92,995,759
End of period	$95,910,822	$94,223,747

See Notes to Financial Statements.
10

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return
11

of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,844,156	—	—	—	$4,844,156
Exchange-Traded Funds	2,142,422	—	—	—	2,142,422
Preferred Stocks	439,327	—	—	—	439,327
Total Borrowings	$7,425,905	—	—	—	$7,425,905
Gross amount of recognized liabilities for securities lending transactions					$7,425,905
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.76%
I Class		0.1500% to 0.2100%	0.66%
Y Class		0.0500% to 0.1100%	0.56%
A Class		0.2500% to 0.3100%	0.76%
C Class		0.2500% to 0.3100%	0.76%
R Class		0.2500% to 0.3100%	0.76%
R5 Class		0.0500% to 0.1100%	0.56%
R6 Class		0.0000% to 0.0600%	0.51%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $13,257,999 and $17,371,506, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,294,475	$6,535,954	2,176,718	$10,738,511
Issued in reinvestment of distributions	344,890	1,742,842	717,272	3,529,156
Redeemed	(1,615,913)	(8,142,972)	(3,991,446)	(19,607,888)
	23,452	135,824	(1,097,456)	(5,340,221)
I Class
Sold	112,171	566,400	1,365,843	6,884,020
Issued in reinvestment of distributions	51,232	259,546	60,599	301,041
Redeemed	(305,534)	(1,543,394)	(396,674)	(1,953,289)
	(142,131)	(717,448)	1,029,768	5,231,772
Y Class
Sold	—	—	18,351	89,779
Issued in reinvestment of distributions	198	999	895	4,419
Redeemed	(7,741)	(38,394)	(8,696)	(43,333)
	(7,543)	(37,395)	10,550	50,865
A Class
Sold	137,126	689,741	151,967	740,335
Issued in reinvestment of distributions	41,236	208,533	85,464	421,187
Redeemed	(242,756)	(1,221,085)	(345,641)	(1,708,432)
	(64,394)	(322,811)	(108,210)	(546,910)
C Class
Sold	50,501	252,563	22,625	111,591
Issued in reinvestment of distributions	2,432	12,326	5,522	27,165
Redeemed	(9,150)	(46,284)	(87,598)	(436,212)
	43,783	218,605	(59,451)	(297,456)
R Class
Sold	46,994	236,191	134,711	666,032
Issued in reinvestment of distributions	7,376	37,288	13,192	64,975
Redeemed	(27,981)	(141,549)	(127,969)	(623,705)
	26,389	131,930	19,934	107,302
R5 Class
Sold	784	3,977	12,996	64,693
Issued in reinvestment of distributions	380	1,921	3,532	17,379
Redeemed	(1,611)	(8,012)	(101,630)	(503,195)
	(447)	(2,114)	(85,102)	(421,123)
R6 Class
Sold	6,079	30,837	78,423	389,198
Issued in reinvestment of distributions	2,322	11,692	4,042	19,918
Redeemed	(52,112)	(260,516)	(19,225)	(93,891)
	(43,711)	(217,987)	63,240	315,225
Net increase (decrease)	(164,602)	$(811,396)	(226,727)	$(900,546)
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$76,951,643	—
Exchange-Traded Funds	$6,626,500	—	—
Preferred Stocks	—	3,419,765	—
Bank Loan Obligations	—	923,070	—
Short-Term Investments	7,499,752	6,599,116	—
	$14,126,252	$87,893,594	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,823,127
Gross tax appreciation of investments	$2,264,721
Gross tax depreciation of investments	(2,068,002)
Net tax appreciation (depreciation) of investments	$196,719

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(5,994,222) and accumulated long-term capital losses of $(42,491,819), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$5.03	0.14	0.14	0.28	(0.14)	$5.17	5.67%	0.77%	0.77%	5.56%	5.56%	15%	$75,980
2024	$4.91	0.27	0.12	0.39	(0.27)	$5.03	8.26%	0.78%	0.78%	5.54%	5.54%	40%	$73,867
2023	$5.41	0.24	(0.49)	(0.25)	(0.25)	$4.91	(4.61)%	0.78%	0.78%	4.85%	4.85%	43%	$77,431
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	0.77%	3.90%	3.90%	83%	$90,165
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	0.78%	4.25%	4.25%	100%	$96,679
2020	$5.54	0.25	(0.51)	(0.26)	(0.26)	$5.02	(5.09)%	0.78%	0.81%	4.55%	4.52%	38%	$89,168
I Class
2024(3)	$5.05	0.14	0.13	0.27	(0.14)	$5.18	5.51%	0.67%	0.67%	5.66%	5.66%	15%	$9,027
2024	$4.92	0.28	0.13	0.41	(0.28)	$5.05	8.58%	0.68%	0.68%	5.64%	5.64%	40%	$9,508
2023	$5.42	0.24	(0.49)	(0.25)	(0.25)	$4.92	(4.49)%	0.68%	0.68%	4.95%	4.95%	43%	$4,202
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	0.67%	4.00%	4.00%	83%	$13,220
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	0.68%	4.35%	4.35%	100%	$5,273
2020	$5.55	0.26	(0.52)	(0.26)	(0.26)	$5.03	(4.98)%	0.68%	0.71%	4.65%	4.62%	38%	$4,063
Y Class
2024(3)	$5.04	0.15	0.14	0.29	(0.15)	$5.18	5.77%	0.57%	0.57%	5.76%	5.76%	15%	$31
2024	$4.92	0.28	0.12	0.40	(0.28)	$5.04	8.47%	0.58%	0.58%	5.74%	5.74%	40%	$68
2023	$5.42	0.26	(0.50)	(0.24)	(0.26)	$4.92	(4.40)%	0.58%	0.58%	5.05%	5.05%	43%	$15
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$6
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$21,131
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$10,819
A Class
2024(3)	$5.04	0.13	0.13	0.26	(0.13)	$5.17	5.33%	1.02%	1.02%	5.31%	5.31%	15%	$8,243
2024	$4.91	0.26	0.13	0.39	(0.26)	$5.04	8.20%	1.03%	1.03%	5.29%	5.29%	40%	$8,351
2023	$5.41	0.23	(0.50)	(0.27)	(0.23)	$4.91	(4.84)%	1.03%	1.03%	4.60%	4.60%	43%	$8,677
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	1.02%	3.65%	3.65%	83%	$11,933
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	1.03%	4.00%	4.00%	100%	$13,798
2020	$5.55	0.24	(0.53)	(0.29)	(0.24)	$5.02	(5.50)%	1.03%	1.06%	4.30%	4.27%	38%	$11,314

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$5.03	0.12	0.14	0.26	(0.12)	$5.17	5.15%	1.77%	1.77%	4.56%	4.56%	15%	$636
2024	$4.91	0.22	0.12	0.34	(0.22)	$5.03	7.19%	1.78%	1.78%	4.54%	4.54%	40%	$398
2023	$5.41	0.19	(0.49)	(0.30)	(0.20)	$4.91	(5.56)%	1.78%	1.78%	3.85%	3.85%	43%	$681
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	1.77%	2.90%	2.90%	83%	$816
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	1.78%	3.25%	3.25%	100%	$1,225
2020	$5.54	0.20	(0.52)	(0.32)	(0.20)	$5.02	(6.04)%	1.78%	1.81%	3.55%	3.52%	38%	$2,775
R Class
2024(3)	$5.04	0.13	0.13	0.26	(0.13)	$5.17	5.20%	1.27%	1.27%	5.06%	5.06%	15%	$1,562
2024	$4.91	0.25	0.13	0.38	(0.25)	$5.04	7.93%	1.28%	1.28%	5.04%	5.04%	40%	$1,388
2023	$5.41	0.22	(0.50)	(0.28)	(0.22)	$4.91	(5.08)%	1.28%	1.28%	4.35%	4.35%	43%	$1,256
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	1.27%	3.40%	3.40%	83%	$1,066
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	1.28%	3.75%	3.75%	100%	$1,207
2020	$5.54	0.22	(0.51)	(0.29)	(0.23)	$5.02	(5.57)%	1.28%	1.31%	4.05%	4.02%	38%	$864
R5 Class
2024(3)	$5.03	0.15	0.14	0.29	(0.15)	$5.17	5.57%	0.57%	0.57%	5.76%	5.76%	15%	$72
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.69%	0.58%	0.58%	5.74%	5.74%	40%	$72
2023	$5.42	0.25	(0.50)	(0.25)	(0.26)	$4.91	(4.59)%	0.58%	0.58%	5.05%	5.05%	43%	$488
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$588
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$494
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$1,013
R6 Class
2024(3)	$5.03	0.15	0.13	0.28	(0.15)	$5.16	5.60%	0.52%	0.52%	5.81%	5.81%	15%	$361
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.53%	0.53%	0.53%	5.79%	5.79%	40%	$571
2023	$5.41	0.25	(0.49)	(0.24)	(0.26)	$4.91	(4.37)%	0.53%	0.53%	5.10%	5.10%	43%	$247
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	0.52%	4.15%	4.15%	83%	$329
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	0.53%	4.50%	4.50%	100%	$365
2020	$5.54	0.27	(0.52)	(0.25)	(0.27)	$5.02	(4.85)%	0.53%	0.56%	4.80%	4.77%	38%	$160

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
19

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
20

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Multisector Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 50.9%
Aerospace and Defense — 1.2%
Boeing Co., 4.875%, 5/1/25	$480,000	$478,263
Bombardier, Inc., 7.50%, 2/1/29(1)	130,000	137,665
Bombardier, Inc., 8.75%, 11/15/30(1)	118,000	129,720
Bombardier, Inc., 7.25%, 7/1/31(1)	132,000	139,713
Spirit AeroSystems, Inc., 4.60%, 6/15/28	80,000	76,511
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	103,180
TransDigm, Inc., 4.625%, 1/15/29	120,000	115,985
TransDigm, Inc., 6.625%, 3/1/32(1)	140,000	145,963
		1,327,000
Automobile Components — 0.4%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	430,000	431,786
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	240,000	244,434
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	211,238
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	215,583
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	360,000	358,357
		1,029,612
Banks — 5.4%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	315,000	315,157
Banco Santander SA, VRN, 5.37%, 7/15/28	200,000	204,763
Bancolombia SA, VRN, 4.625%, 12/18/29	400,000	396,191
Bank of America Corp., VRN, 5.82%, 9/15/29	120,000	126,320
Bank of America Corp., VRN, 5.29%, 4/25/34	140,000	145,605
Bank of America Corp., VRN, 5.47%, 1/23/35	440,000	462,875
Bank of Montreal, VRN, 7.70%, 5/26/84	325,000	343,779
Barclays PLC, VRN, 7.39%, 11/2/28	115,000	124,233
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	345,000	357,637
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	280,143
Citibank NA, 5.44%, 4/30/26	265,000	270,253
Citizens Bank NA, VRN, 5.28%, 1/26/26	425,000	424,687
Discover Bank, 3.45%, 7/27/26	270,000	264,453
Fifth Third Bancorp, 8.25%, 3/1/38	150,000	188,989
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	229,584
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	82,000	85,303
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	285,000	331,083
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	469,000	505,590
U.S. Bancorp, VRN, 5.73%, 10/21/26	150,000	151,911
Wells Fargo & Co., VRN, 6.30%, 10/23/29	210,000	224,738
Wells Fargo & Co., VRN, 5.39%, 4/24/34	117,000	121,410
Wells Fargo & Co., VRN, 5.56%, 7/25/34	374,000	392,547
		5,947,251
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	157,000	152,346
Prosus NV, 4.19%, 1/19/32	320,000	300,050
		452,396
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	401,000	393,584
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	88,000	90,470
2

	Principal Amount/Shares	Value
Masterbrand, Inc., 7.00%, 7/15/32(1)	$233,000	$244,376
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	52,851
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	112,721
		894,002
Capital Markets — 4.4%
Ares Capital Corp., 5.95%, 7/15/29	135,000	138,640
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	160,000	163,627
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)(2)	178,000	176,460
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	152,000	161,837
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	135,000	137,532
Blue Owl Capital Corp., 3.40%, 7/15/26	515,000	498,803
Blue Owl Credit Income Corp., 7.75%, 1/15/29	750,000	800,285
Charles Schwab Corp., VRN, 6.20%, 11/17/29	95,000	101,578
Charles Schwab Corp., VRN, 6.14%, 8/24/34	50,000	54,682
CI Financial Corp., 7.50%, 5/30/29(1)	160,000	166,932
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	170,000	183,100
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	70,000	75,244
Golub Capital BDC, Inc., 7.05%, 12/5/28	323,000	340,852
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	126,000	125,582
Intercontinental Exchange, Inc., 3.625%, 9/1/28	370,000	362,381
Janus Henderson U.S. Holdings, Inc., 5.45%, 9/10/34(1)	185,000	184,244
LPL Holdings, Inc., 4.00%, 3/15/29(1)	270,000	258,572
Morgan Stanley, VRN, 6.41%, 11/1/29	210,000	225,715
Morgan Stanley, VRN, 6.63%, 11/1/34	195,000	220,647
State Street Corp., VRN, 5.75%, 11/4/26	150,000	152,045
State Street Corp., VRN, 3.03%, 11/1/34	340,000	314,439
		4,843,197
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	340,000	359,131
Huntsman International LLC, 5.70%, 10/15/34	272,000	269,925
		629,056
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	237,000	243,010
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	305,000	314,303
		557,313
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	420,000	450,282
Construction Materials — 0.1%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	150,000	159,041
Consumer Finance — 1.0%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	158,000	162,535
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	165,000	172,537
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	215,000	221,710
Navient Corp., 5.875%, 10/25/24	135,000	134,931
OneMain Finance Corp., 7.125%, 3/15/26	250,000	255,419
OneMain Finance Corp., 7.50%, 5/15/31	91,000	93,753
		1,040,885
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	635,000	619,377
Cencosud SA, 5.95%, 5/28/31(1)	200,000	209,078
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	114,000	109,760
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	144,000	143,870
		1,082,085
3

	Principal Amount/Shares	Value
Containers and Packaging — 1.5%
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	$390,000	$402,853
LABL, Inc., 8.625%, 10/1/31(1)(3)	350,000	347,714
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	273,000	280,803
Sealed Air Corp., 5.00%, 4/15/29(1)	381,000	375,622
Sonoco Products Co., 4.60%, 9/1/29	75,000	74,658
Sonoco Products Co., 5.00%, 9/1/34	200,000	197,327
		1,678,977
Distributors — 0.6%
LKQ Corp., 6.25%, 6/15/33	406,000	430,769
Performance Food Group, Inc., 6.125%, 9/15/32(1)	200,000	204,621
		635,390
Diversified REITs — 2.4%
American Assets Trust LP, 6.15%, 10/1/34	270,000	273,246
Cousins Properties LP, 5.875%, 10/1/34	317,000	325,593
CubeSmart LP, 4.00%, 11/15/25	570,000	565,951
Highwoods Realty LP, 4.20%, 4/15/29	313,000	302,637
Invitation Homes Operating Partnership LP, 4.875%, 2/1/35	95,000	93,826
Kilroy Realty LP, 4.25%, 8/15/29	270,000	258,657
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 1/15/35(1)	135,000	138,124
Simon Property Group LP, 4.75%, 9/26/34	136,000	134,930
Store Capital LLC, 4.50%, 3/15/28	74,000	72,642
Store Capital LLC, 2.70%, 12/1/31	235,000	200,138
Trust Fibra Uno, 4.87%, 1/15/30(1)	300,000	278,331
		2,644,075
Diversified Telecommunication Services — 0.9%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	375,000	363,369
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	54,000	58,263
Sprint Capital Corp., 8.75%, 3/15/32	215,000	266,924
Verizon Communications, Inc., 7.75%, 12/1/30	235,000	278,847
		967,403
Electric Utilities — 1.3%
Centrais Eletricas Brasileiras SA, 6.50%, 1/11/35(1)	207,000	207,983
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	230,000	229,368
EUSHI Finance, Inc., VRN, 7.625%, 12/15/54(1)	360,000	380,745
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	268,282
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	210,403	199,985
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	83,000	87,378
		1,373,741
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.30%, 2/15/30	400,000	425,675
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	200,000	208,684
Energy Equipment and Services — 0.7%
Transocean, Inc., 8.25%, 5/15/29(1)	340,000	337,351
Vallourec SACA, 7.50%, 4/15/32(1)	360,000	382,328
		719,679
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	320,000	331,710
Financial Services — 1.0%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	270,850
Essent Group Ltd., 6.25%, 7/1/29	340,000	354,870
NMI Holdings, Inc., 6.00%, 8/15/29	260,000	267,359
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	206,000	213,458
		1,106,537
4

	Principal Amount/Shares	Value
Food Products — 0.2%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	$180,000	$186,775
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	190,000	194,538
Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	345,000	356,384
Health Care Equipment and Supplies — 0.8%
Medline Borrower LP, 3.875%, 4/1/29(1)	239,000	226,480
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	300,000	309,474
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	373,000	387,830
		923,784
Health Care Providers and Services — 1.8%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	470,000	413,495
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	280,000	294,774
IQVIA, Inc., 6.50%, 5/15/30(1)	200,000	208,865
Select Medical Corp., 6.25%, 8/15/26(1)	380,000	382,619
Star Parent, Inc., 9.00%, 10/1/30(1)	284,000	305,251
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	327,000	341,723
		1,946,727
Hotels, Restaurants and Leisure — 2.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	434,000	413,108
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	112,901
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	71,000	73,488
Churchill Downs, Inc., 5.75%, 4/1/30(1)	242,000	242,442
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	358,000	370,660
Meituan, 2.125%, 10/28/25(1)	280,000	272,244
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	125,000	128,226
Station Casinos LLC, 4.625%, 12/1/31(1)	336,000	311,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	215,311
		2,140,268
Independent Power and Renewable Electricity Producers — 0.2%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	250,000	215,551
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	250,000	267,592
Insurance — 1.4%
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	215,000	222,219
CNO Financial Group, Inc., 6.45%, 6/15/34	225,000	237,954
CNO Global Funding, 4.95%, 9/9/29(1)	250,000	251,076
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	310,000	298,876
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	260,000	259,137
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	270,000	289,239
		1,558,501
IT Services — 0.6%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	149,000	156,113
Kyndryl Holdings, Inc., 3.15%, 10/15/31	200,000	175,850
Kyndryl Holdings, Inc., 6.35%, 2/20/34	294,000	314,434
		646,397
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	343,000	345,681
Machinery — 1.4%
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	105,518
Chart Industries, Inc., 9.50%, 1/1/31(1)	284,000	309,806
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	490,000	511,933
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	540,000	554,175
5

	Principal Amount/Shares	Value
Terex Corp., 6.25%, 10/15/32(1)(3)	$73,000	$73,730
		1,555,162
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	99,000	106,015
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	235,000	240,757
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	320,000	282,284
Paramount Global, 4.20%, 5/19/32	300,000	266,114
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	555,000	536,648
TEGNA, Inc., 4.75%, 3/15/26(1)	401,000	396,198
Warner Media LLC, 3.80%, 2/15/27	187,000	180,510
		1,902,511
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	351,000	357,353
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	227,000	229,778
CSN Resources SA, 4.625%, 6/10/31(1)	340,000	276,339
		863,470
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	240,000	239,805
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	420,000	410,767
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	210,159
		860,731
Oil, Gas and Consumable Fuels — 5.8%
3R Lux SARL, 9.75%, 2/5/31(1)	363,000	382,786
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	84,775
Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	326,263
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	440,000	457,785
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	111,000	113,160
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	110,000	111,379
Ecopetrol SA, 5.375%, 6/26/26	167,000	166,756
Ecopetrol SA, 5.875%, 5/28/45	140,000	105,187
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	350,000	368,387
EnLink Midstream LLC, 6.50%, 9/1/30(1)	260,000	280,493
EnLink Midstream LLC, 5.65%, 9/1/34	62,000	64,114
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	285,331
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	100,000	103,809
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	423,000	438,189
Matador Resources Co., 6.50%, 4/15/32(1)	185,000	184,862
Matador Resources Co., 6.25%, 4/15/33(1)	53,000	52,244
MEG Energy Corp., 5.875%, 2/1/29(1)	233,000	228,161
Occidental Petroleum Corp., 6.125%, 1/1/31	417,000	440,318
Occidental Petroleum Corp., 5.375%, 1/1/32	187,000	189,722
Petroleos Mexicanos, 5.95%, 1/28/31	445,000	385,432
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	580,000	533,673
SM Energy Co., 6.75%, 9/15/26	273,000	273,080
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(1)	260,000	262,618
Southwestern Energy Co., 5.375%, 3/15/30	330,000	329,222
Sunoco LP, 7.00%, 5/1/29(1)	133,000	139,067
		6,306,813
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	189,000	179,847
Suzano Austria GmbH, 3.75%, 1/15/31	168,000	154,919
Suzano Austria GmbH, 3.125%, 1/15/32	140,000	121,751
		456,517
6

	Principal Amount/Shares	Value
Passenger Airlines — 1.2%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	$196,681	$193,905
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	178,744	178,381
Delta Air Lines, Inc., 7.375%, 1/15/26	225,000	231,655
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	305,250	306,782
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	346,500	351,068
		1,261,791
Pharmaceuticals — 0.5%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	265,000	284,287
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	232,000	233,948
		518,235
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	215,000	187,285
Newmark Group, Inc., 7.50%, 1/12/29	179,000	193,526
		380,811
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom, Inc., 5.15%, 11/15/31	290,000	301,074
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	200,000	207,144
Intel Corp., 2.45%, 11/15/29	134,000	120,652
		628,870
Software — 0.6%
Open Text Corp., 6.90%, 12/1/27(1)	154,000	162,558
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	96,000	88,307
Oracle Corp., 5.375%, 9/27/54	85,000	85,011
Oracle Corp., 5.50%, 9/27/64	70,000	69,787
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	240,000	248,315
		653,978
Specialized REITs — 0.5%
EPR Properties, 4.50%, 6/1/27	280,000	275,990
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	256,619
		532,609
Technology Hardware, Storage and Peripherals — 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	296,000	295,308
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	197,000	196,655
		491,963
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.85%, 11/27/33	75,000	81,354
Trading Companies and Distributors — 0.9%
Air Lease Corp., 5.20%, 7/15/31	126,000	128,867
Aircastle Ltd., 6.50%, 7/18/28(1)	345,000	362,057
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	245,000	253,805
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	275,000	288,915
		1,033,644
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	387,000	432,135
TOTAL CORPORATE BONDS (Cost $54,134,413)		55,784,584
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.5%
FHLMC, 2.00%, 3/1/37	903,925	833,194
FHLMC, 3.50%, 2/1/49	1,174,879	1,109,117
FHLMC, 3.50%, 3/1/52	1,521,038	1,417,004
FHLMC, 6.00%, 1/1/53	506,217	518,590
FHLMC, 6.50%, 11/1/53	995,622	1,029,849
FHLMC, 5.50%, 4/1/54	1,163,017	1,182,934
7

	Principal Amount/Shares	Value
FNMA, 3.00%, 2/1/52	$952,777	$861,393
FNMA, 3.50%, 3/1/52	1,442,576	1,346,812
FNMA, 3.50%, 4/1/52	1,652,943	1,541,977
FNMA, 6.00%, 9/1/53	823,649	844,265
FNMA, 6.00%, 9/1/53	793,864	815,114
GNMA, 2.50%, TBA	1,282,000	1,130,014
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,073,401)		12,630,263
PREFERRED STOCKS — 9.7%
Banks — 7.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	600,000	601,853
Banco Mercantil del Norte SA, 8.375%(1)	360,000	377,754
Banco Santander SA, 4.75%	400,000	381,792
Bank of Nova Scotia, 4.90%	325,000	321,379
Barclays PLC, 6.125%	470,000	469,004
BNP Paribas SA, 7.375%(1)	525,000	531,028
Commerzbank AG, 7.00%	600,000	600,792
Credit Agricole SA, 8.125%(1)	490,000	504,639
Danske Bank AS, 7.00%	655,000	658,297
HSBC Holdings PLC, 6.00%	410,000	412,845
ING Groep NV, 6.50%	480,000	481,352
Intesa Sanpaolo SpA, 7.70%(1)	470,000	470,602
Lloyds Banking Group PLC, 7.50%	465,000	470,414
NatWest Group PLC, 6.00%	400,000	400,793
NatWest Group PLC, 8.00%	235,000	238,858
Nordea Bank Abp, 6.625%(1)	435,000	441,397
Societe Generale SA, 5.375%(1)	250,000	214,992
Societe Generale SA, 8.00%(1)	525,000	530,622
		8,108,413
Capital Markets — 1.8%
Charles Schwab Corp., 5.375%	345,000	345,284
Deutsche Bank AG, 7.50%	600,000	598,706
Goldman Sachs Group, Inc., 7.38%	222,000	223,053
Goldman Sachs Group, Inc., 7.50%	290,000	312,457
UBS Group AG, 6.875%	505,000	507,280
		1,986,780
Consumer Finance — 0.2%
Ally Financial, Inc., 4.70%	305,000	266,743
Oil, Gas and Consumable Fuels — 0.1%
Venture Global LNG, Inc., 9.00%(1)	110,000	111,583
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	220,000	218,898
TOTAL PREFERRED STOCKS (Cost $10,525,712)		10,692,417
U.S. TREASURY SECURITIES — 7.3%
U.S. Treasury Notes, 4.625%, 9/15/26(4)	$300,000	305,426
U.S. Treasury Notes, 3.375%, 9/15/27	800,000	795,969
U.S. Treasury Notes, 3.625%, 8/31/29	5,000,000	5,015,625
U.S. Treasury Notes, 4.875%, 10/31/30(4)	400,000	427,008
U.S. Treasury Notes, 3.625%, 9/30/31	1,000,000	998,203
U.S. Treasury Notes, 4.50%, 11/15/33(4)	400,000	422,515
TOTAL U.S. TREASURY SECURITIES (Cost $7,907,530)		7,964,746
ASSET-BACKED SECURITIES — 5.9%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	180,155	162,750
8

		Principal Amount/Shares	Value
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		$100,000	$94,830
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		250,000	252,637
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		179,964	163,732
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	95,376
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		90,685	84,638
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		123,223	115,009
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		107,093	103,626
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	140,949
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		$200,000	194,908
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	368,743
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	284,810
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		124,202	116,622
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		177,547	183,128
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		190,279	174,517
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		212,035	192,263
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		128,445	119,592
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		125,886	117,483
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.81%, (90-day average SOFR plus 0.44%), 3/22/32		49,359	47,743
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	360,615
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		145,782	141,844
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		117,336	119,488
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	487,647
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	345,747
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		150,780	138,596
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	206,554
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		199,225	180,531
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		550,000	568,774
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	240,059
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	285,601
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		375,408	382,175
TOTAL ASSET-BACKED SECURITIES (Cost $6,476,916)			6,470,987
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.31%), 6/15/36(1)		205,826	204,334
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.80%, (1-month SOFR plus 1.71%), 6/15/36(1)		165,500	162,529
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.18%, (1-month SOFR plus 1.08%), 12/15/35(1)		118,881	118,672
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.56%, (1-month SOFR plus 1.46%), 11/15/36(1)		238,455	237,801
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.31%, (3-month SOFR plus 2.01%), 4/15/30(1)		150,000	150,408
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.36%, (1-month SOFR plus 2.26%), 9/15/35(1)		245,000	246,017
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.34%, (3-month SOFR plus 2.06%), 7/20/30(1)		250,000	251,356
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)		37,265	37,295
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.08%, (3-month SOFR plus 1.96%), 11/15/28(1)		250,000	251,096
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.61%, (1-month SOFR plus 2.51%), 9/15/37(1)		132,500	132,055
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.61%, (1-month SOFR plus 1.51%), 6/16/36(1)		330,000	323,895
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.28%, (3-month SOFR plus 2.00%), 7/20/31(1)		325,000	325,916
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.54%, (3-month SOFR plus 2.26%), 7/19/30(1)		175,000	175,611
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.05%, (3-month SOFR plus 1.76%), 10/17/31(1)		200,000	200,585
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.03%, (3-month SOFR plus 2.75%), 7/24/31(1)		200,000	201,030
9

	Principal Amount/Shares	Value
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 6.46%, (3-month SOFR plus 1.65%), 7/24/31(1)(3)	$200,000	$200,000
PFP Ltd., Series 2022-9, Class A, VRN, 7.37%, (1-month SOFR plus 2.27%), 8/19/35(1)	349,483	351,381
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.23%, (1-month SOFR plus 2.37%), 10/25/39(1)	194,335	194,689
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.26%, (1-month SOFR plus 2.30%), 6/17/37(1)	130,463	130,687
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.72%, (1-month SOFR plus 2.75%), 5/19/38(1)	94,153	94,441
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	250,725
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.40%, (1-month SOFR plus 1.31%), 3/15/38(1)	209,883	208,017
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.23%, (1-month SOFR plus 2.15%), 2/15/39(1)	345,500	341,974
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.94%, (3-month SOFR plus 2.66%), 9/15/30(1)	200,000	200,755
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(1)	5,228	5,230
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,914,038)		4,996,499
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	97,424	94,524
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)	613,388	515,428
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	304,705	269,432
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	360,337	365,428
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	68,372	59,230
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	219,576	221,359
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.88%, (30-day average SOFR plus 1.60%), 8/25/54(1)	299,447	299,994
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	12,549	12,586
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	211,251	213,227
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	246,317	250,885
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	328,853	334,838
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	125,000	124,914
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.68%, (30-day average SOFR plus 3.40%), 11/25/33(1)	300,000	305,472
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	276,270
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	335,887	342,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,391	1,245
		3,687,396
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.23%, (30-day average SOFR plus 2.95%), 6/25/42(1)	140,190	144,188
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.43%, (30-day average SOFR plus 2.15%), 9/25/42(1)	87,800	88,852
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 6/25/43(1)	103,357	103,945
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	288,970	52,544
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	212,779	34,834
FNMA, Series 2022-R06, Class 1M1, VRN, 8.03%, (30-day average SOFR plus 2.75%), 5/25/42(1)	86,743	89,140
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,449,029	303,472
FNMA, Series 2023-R05, Class 1M1, VRN, 7.16%, (30-day average SOFR plus 1.90%), 6/25/43(1)	215,025	216,744
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	201,578	29,097
		1,062,816
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,621,641)		4,750,212
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	64,697
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	373,587
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.37%, (1-month SOFR plus 2.27%), 11/15/34(1)	172,000	3,609
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.06%, (1-month SOFR plus 2.96%), 11/15/34(1)	183,000	1,826
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	61,912
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	128,000	98,933
10

	Principal Amount/Shares	Value
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	$88,000	$56,823
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	316,230
BX Trust, Series 2018-GW, Class C, VRN, 6.61%, (1-month SOFR plus 1.52%), 5/15/35(1)	249,000	248,538
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	155,250
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.71%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	232,965
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	133,468
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.06%, (1-month SOFR plus 2.96%), 7/15/38(1)	158,604	158,894
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	339,000	335,869
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	120,000	118,383
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	160,492
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.61%, (1-month SOFR plus 1.51%), 3/15/38(1)	222,078	217,881
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	64,519
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.71%, (1-month SOFR plus 1.61%), 1/15/36(1)	154,000	143,875
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	120,000	124,042
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	66,000	58,630
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	44,632
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,474,815)		3,175,055
BANK LOAN OBLIGATIONS(5) — 0.5%
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., Term Loan B, 7.60%, (1-month SOFR plus 2.75%), 2/6/30	170,100	170,432
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 7.96%, (1-month SOFR plus 2.75%), 2/15/28	401,800	401,484
TOTAL BANK LOAN OBLIGATIONS (Cost $565,132)		571,916
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Panama — 0.3%
Panama Government International Bonds, 9.375%, 4/1/29	175,000	203,565
Panama Government International Bonds, 6.875%, 1/31/36	91,000	95,661
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $286,406)		299,226
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,202	14,202
State Street Navigator Securities Lending Government Money Market Portfolio(6)	1,248,133	1,248,133
		1,262,335
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $237,448), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $233,046)		233,015
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $2,838,764), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $2,783,374)		2,783,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.75% - 4.375%, 9/30/25 - 8/15/32, valued at $950,839), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $932,125)		932,000
		3,948,015
TOTAL SHORT-TERM INVESTMENTS (Cost $5,210,350)		5,210,350
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $110,190,354)		112,546,255
OTHER ASSETS AND LIABILITIES — (2.7)%		(2,966,326)
TOTAL NET ASSETS — 100.0%		$109,579,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	140,687	CAD	190,842	JPMorgan Chase Bank N.A.	12/18/24	$(701)
11

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	142	December 2024	$29,570,390	$(7,433)
U.S. Treasury 5-Year Notes	182	December 2024	19,998,672	(3)
U.S. Treasury 10-Year Notes	7	December 2024	799,969	(1,592)
			$50,369,031	$(9,028)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	2	December 2024	$236,594	$324
U.S. Treasury Long Bonds	21	December 2024	2,607,937	21,405
			$2,844,531	$21,729
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$3,640,000	$192,439	$95,313	$287,752
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

12

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,023,954, which represented 50.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,194,123. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,029,961.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,248,133.

See Notes to Financial Statements.
13

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $108,942,221) — including $1,194,123 of securities on loan	$111,298,122
Investment made with cash collateral received for securities on loan, at value (cost of $1,248,133)	1,248,133
Total investment securities, at value (cost of $110,190,354)	112,546,255
Receivable for investments sold	591,025
Receivable for capital shares sold	355,538
Receivable for variation margin on swap agreements	1,711
Interest receivable	1,121,934
Securities lending receivable	1,842
114,618,305

Liabilities
Payable for collateral received for securities on loan	1,248,133
Payable for investments purchased	3,531,202
Payable for capital shares redeemed	90,966
Payable for variation margin on futures contracts	108,071
Unrealized depreciation on forward foreign currency exchange contracts	701
Accrued management fees	42,256
Distribution and service fees payable	2,102
Dividends payable	14,945
5,038,376

Net Assets	$109,579,929

Net Assets Consist of:
Capital paid in	$116,368,871
Distributable earnings (loss)	(6,788,942)
$109,579,929

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$50,190,227	5,496,815	$9.13
I Class	$36,433,134	3,991,065	$9.13
Y Class	$6,485	710	$9.13
A Class	$6,336,703	693,945	$9.13
C Class	$528,884	57,950	$9.13
R Class	$889,602	97,412	$9.13
R5 Class	$747,318	81,860	$9.13
R6 Class	$14,447,576	1,582,292	$9.13
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.56 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $74)	$3,211,495
Securities lending, net	9,300
3,220,795

Expenses:
Management fees	253,354
Distribution and service fees:
A Class	7,536
C Class	2,431
R Class	1,940
Trustees' fees and expenses	3,354
Other expenses	12,244
280,859

Net investment income (loss)	2,939,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	557,329
Forward foreign currency exchange contract transactions	5,252
Futures contract transactions	727,456
Swap agreement transactions	91,082
Foreign currency translation transactions	(50)
1,381,069

Change in net unrealized appreciation (depreciation) on:
Investments	1,864,546
Forward foreign currency exchange contracts	(2,228)
Futures contracts	(50,859)
Swap agreements	95,313
Translation of assets and liabilities in foreign currencies	(1)
1,906,771

Net realized and unrealized gain (loss)	3,287,840

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,227,776

See Notes to Financial Statements.
15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$2,939,936	$5,017,263
Net realized gain (loss)	1,381,069	(2,972,735)
Change in net unrealized appreciation (depreciation)	1,906,771	2,726,449
Net increase (decrease) in net assets resulting from operations	6,227,776	4,770,977

Distributions to Shareholders
From earnings:
Investor Class	(1,335,733)	(2,677,952)
I Class	(1,150,613)	(1,325,626)
Y Class	(188)	(326)
A Class	(170,008)	(265,141)
C Class	(11,862)	(23,860)
R Class	(20,888)	(33,538)
R5 Class	(22,200)	(28,241)
R6 Class	(423,958)	(653,301)
Decrease in net assets from distributions	(3,135,450)	(5,007,985)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,257,261)	22,604,731

Net increase (decrease) in net assets	1,835,065	22,367,723

Net Assets
Beginning of period	107,744,864	85,377,141
End of period	$109,579,929	$107,744,864

See Notes to Financial Statements.
16

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Multisector Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

17

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

18

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,248,133	—	—	—	$1,248,133
Gross amount of recognized liabilities for securities lending transactions					$1,248,133
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.55%	0.45%	0.35%	0.55%	0.55%	0.55%	0.35%	0.30%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $78,972,863, of which $15,123,908 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $79,400,005, of which $23,436,427 represented U.S. Treasury and Government Agency obligations.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,296,661	$11,679,507	1,995,697	$17,535,788
Issued in reinvestment of distributions	146,269	1,301,169	295,476	2,589,980
Redeemed	(1,154,823)	(10,265,636)	(3,336,866)	(29,089,545)
	288,107	2,715,040	(1,045,693)	(8,963,777)
I Class
Sold	872,347	7,842,540	4,113,330	35,596,843
Issued in reinvestment of distributions	129,451	1,150,179	151,208	1,325,277
Redeemed	(1,570,152)	(14,042,378)	(1,284,940)	(11,172,260)
	(568,354)	(5,049,659)	2,979,598	25,749,860
Y Class
Issued in reinvestment of distributions	21	188	37	326
A Class
Sold	105,816	940,399	184,741	1,610,446
Issued in reinvestment of distributions	12,716	113,192	21,333	187,024
Redeemed	(68,255)	(609,972)	(112,958)	(988,944)
	50,277	443,619	93,116	808,526
C Class
Sold	13,673	123,552	13,623	119,655
Issued in reinvestment of distributions	1,334	11,849	2,722	23,839
Redeemed	(19,113)	(169,083)	(12,240)	(105,890)
	(4,106)	(33,682)	4,105	37,604
R Class
Sold	23,132	206,645	42,950	372,521
Issued in reinvestment of distributions	2,335	20,801	3,804	33,316
Redeemed	(7,674)	(68,348)	(41,437)	(355,403)
	17,793	159,098	5,317	50,434
R5 Class
Sold	19,714	172,637	20,578	179,568
Issued in reinvestment of distributions	2,494	22,200	3,218	28,241
Redeemed	(8,007)	(72,411)	(11,371)	(99,418)
	14,201	122,426	12,425	108,391
R6 Class
Sold	200,898	1,789,531	923,605	8,053,469
Issued in reinvestment of distributions	47,522	422,924	74,437	652,195
Redeemed	(205,283)	(1,826,746)	(445,516)	(3,892,297)
	43,137	385,709	552,526	4,813,367
Net increase (decrease)	(158,924)	$(1,257,261)	2,601,431	$22,604,731

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
20

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$55,784,584	—
U.S. Government Agency Mortgage-Backed Securities	—	12,630,263	—
Preferred Stocks	—	10,692,417	—
U.S. Treasury Securities	—	7,964,746	—
Asset-Backed Securities	—	6,470,987	—
Collateralized Loan Obligations	—	4,996,499	—
Collateralized Mortgage Obligations	—	4,750,212	—
Commercial Mortgage-Backed Securities	—	3,175,055	—
Bank Loan Obligations	—	571,916	—
Sovereign Governments and Agencies	—	299,226	—
Short-Term Investments	$1,262,335	3,948,015	—
	$1,262,335	$111,283,920	—
Other Financial Instruments
Futures Contracts	$21,729	—	—
Swap Agreements	—	$287,752	—
	$21,729	$287,752	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,028	—	—
Forward Foreign Currency Exchange Contracts	—	$701	—
	$9,028	$701	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $6,106,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $308,797.

21

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $39,451,647 futures contracts purchased and $1,396,318 futures contracts sold.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,711	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$701
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	108,071
		$1,711		$108,772
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$91,082	Change in net unrealized appreciation (depreciation) on swap agreements	$95,313
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	5,252	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,228)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	727,456	Change in net unrealized appreciation (depreciation) on futures contracts	(50,859)
		$823,790		$42,226

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$110,195,662
Gross tax appreciation of investments	$3,079,364
Gross tax depreciation of investments	(728,771)
Net tax appreciation (depreciation) of investments	$2,350,593

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(5,488,936) and accumulated long-term capital losses of $(4,817,655), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.86	0.25	0.28	0.53	(0.26)	—	(0.26)	$9.13	6.12%	0.58%	0.58%	5.50%	5.50%	76%	$50,190
2024	$8.93	0.47	(0.07)	0.40	(0.47)	—	(0.47)	$8.86	4.72%	0.56%	0.56%	5.41%	5.41%	173%	$46,154
2023	$9.58	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)	$8.93	(2.87)%	0.73%	0.73%	4.11%	4.11%	176%	$55,862
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	0.75%	3.24%	3.24%	185%	$54,374
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
2020	$9.73	0.27	(0.45)	(0.18)	(0.27)	—	(0.27)	$9.28	(2.01)%	0.71%	0.75%	2.70%	2.66%	88%	$20,836
I Class
2024(3)	$8.86	0.25	0.29	0.54	(0.27)	—	(0.27)	$9.13	6.17%	0.48%	0.48%	5.60%	5.60%	76%	$36,433
2024	$8.93	0.48	(0.07)	0.41	(0.48)	—	(0.48)	$8.86	4.83%	0.46%	0.46%	5.51%	5.51%	173%	$40,389
2023	$9.58	0.39	(0.66)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.78)%	0.63%	0.63%	4.21%	4.21%	176%	$14,106
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	0.65%	3.34%	3.34%	185%	$7,009
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
2020	$9.73	0.28	(0.45)	(0.17)	(0.28)	—	(0.28)	$9.28	(1.91)%	0.61%	0.65%	2.80%	2.76%	88%	$2,955
Y Class
2024(3)	$8.86	0.26	0.28	0.54	(0.27)	—	(0.27)	$9.13	6.21%	0.38%	0.38%	5.70%	5.70%	76%	$6
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.80%	0.36%	0.36%	5.61%	5.61%	173%	$6
2023	$9.58	0.38	(0.65)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.70)%	0.53%	0.53%	4.31%	4.31%	176%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	0.55%	3.44%	3.44%	185%	$6
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
2020	$9.73	0.30	(0.46)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.78)%	0.51%	0.55%	2.90%	2.86%	88%	$5
A Class
2024(3)	$8.86	0.23	0.29	0.52	(0.25)	—	(0.25)	$9.13	5.98%	0.83%	0.83%	5.25%	5.25%	76%	$6,337
2024	$8.93	0.45	(0.07)	0.38	(0.45)	—	(0.45)	$8.86	4.35%	0.81%	0.81%	5.16%	5.16%	173%	$5,704
2023	$9.58	0.35	(0.65)	(0.30)	(0.35)	—	(0.35)	$8.93	(3.01)%	0.98%	0.98%	3.86%	3.86%	176%	$4,918
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	1.00%	2.99%	2.99%	185%	$4,535
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791
2020	$9.73	0.24	(0.45)	(0.21)	(0.24)	—	(0.24)	$9.28	(2.26)%	0.96%	1.00%	2.45%	2.41%	88%	$1,762

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.86	0.20	0.29	0.49	(0.22)	—	(0.22)	$9.13	5.59%	1.58%	1.58%	4.50%	4.50%	76%	$529
2024	$8.93	0.39	(0.07)	0.32	(0.39)	—	(0.39)	$8.86	3.69%	1.56%	1.56%	4.41%	4.41%	173%	$550
2023	$9.58	0.29	(0.66)	(0.37)	(0.28)	—	(0.28)	$8.93	(3.84)%	1.73%	1.73%	3.11%	3.11%	176%	$517
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	1.75%	2.24%	2.24%	185%	$349
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176
2020	$9.73	0.17	(0.45)	(0.28)	(0.17)	—	(0.17)	$9.28	(2.99)%	1.71%	1.75%	1.70%	1.66%	88%	$202
R Class
2024(3)	$8.86	0.22	0.29	0.51	(0.24)	—	(0.24)	$9.13	5.85%	1.08%	1.08%	5.00%	5.00%	76%	$890
2024	$8.93	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$8.86	4.09%	1.06%	1.06%	4.91%	4.91%	173%	$706
2023	$9.59	0.33	(0.67)	(0.34)	(0.32)	—	(0.32)	$8.93	(3.35)%	1.23%	1.23%	3.61%	3.61%	176%	$664
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	1.25%	2.74%	2.74%	185%	$544
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
2020	$9.73	0.22	(0.45)	(0.23)	(0.22)	—	(0.22)	$9.28	(2.39)%	1.21%	1.25%	2.20%	2.16%	88%	$181
R5 Class
2024(3)	$8.86	0.25	0.29	0.54	(0.27)	—	(0.27)	$9.13	6.22%	0.38%	0.38%	5.70%	5.70%	76%	$747
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.93%	0.36%	0.36%	5.61%	5.61%	173%	$599
2023	$9.58	0.39	(0.65)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.68)%	0.53%	0.53%	4.31%	4.31%	176%	$493
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	0.55%	3.44%	3.44%	185%	$383
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
2020	$9.73	0.29	(0.45)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.82)%	0.51%	0.55%	2.90%	2.86%	88%	$97
R6 Class
2024(3)	$8.86	0.26	0.28	0.54	(0.27)	—	(0.27)	$9.13	6.25%	0.33%	0.33%	5.75%	5.75%	76%	$14,448
2024	$8.93	0.50	(0.07)	0.43	(0.50)	—	(0.50)	$8.86	4.99%	0.31%	0.31%	5.66%	5.66%	173%	$13,638
2023	$9.58	0.40	(0.66)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.63)%	0.48%	0.48%	4.36%	4.36%	176%	$8,811
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	0.50%	3.49%	3.49%	185%	$5,047
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308
2020	$9.73	0.28	(0.44)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.77)%	0.46%	0.50%	2.95%	2.91%	88%	$1,861

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
27

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
28

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
29

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 32.2%
12th & Yesler Owner LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	$27,000,000	$27,000,000
412 Madison LLC, VRDN, 4.95%, 10/7/24 (LOC: FNMA)	21,220,000	21,220,000
500 Columbia Place LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,000,000	7,000,000
AHI Fund II LLC, VRDN, 4.90%, 10/7/24 (LOC: PNC Bank N.A.)	7,500,000	7,500,000
Allen C Stonecipher Life Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	17,880,000	17,880,000
Anton Santa Cruz LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	6,265,000	6,265,000
Athene Global Funding, 1.72%, 1/7/25(1)	30,000,000	29,687,224
Bank of Montreal, 1.50%, 1/10/25	1,325,000	1,310,265
Bank of Montreal, VRN, 5.55%, (SOFR plus 0.71%), 12/12/24	4,759,000	4,762,950
Bank of Montreal, VRN, 5.31%, (SOFR plus 0.47%), 1/10/25	20,000,000	20,008,666
Bank of Nova Scotia, 2.20%, 2/3/25	20,000,000	19,771,299
Bank of Nova Scotia, VRN, 5.30%, (SOFR plus 0.46%), 1/10/25	5,797,000	5,799,483
Barbour Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	11,000,000	11,000,000
Bellevue 10 Apartments LLC, VRDN, 4.99%, 10/10/24 (LOC: Northern Trust Company)	12,670,000	12,670,000
Campos Charitable Trust, VRDN, 4.95%, 10/9/24 (LOC: FHLB)	6,245,000	6,245,000
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	15,166,000	15,003,455
Canadian Imperial Bank of Commerce, VRN, 5.26%, (SOFR plus 0.42%), 10/18/24	13,522,000	13,523,400
Champion Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	4,320,000	4,320,000
Commonwealth Bank of Australia, VRN, 5.58%, (SOFR plus 0.74%), 3/14/25(1)	3,687,000	3,694,949
Credit Agricole SA, 3.25%, 10/4/24(1)	40,786,000	40,777,966
Cypress Bend Real Estate Development Co. LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	11,385,000	11,385,000
Foothill Garden NV Investors LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	10,950,000	10,950,000
General Secretariat of the Organization of American States, VRDN, 4.91%, 10/9/24 (LOC: Bank of America N.A.)	11,075,000	11,075,000
Gold River 659 LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	12,000,000	12,000,000
GTP Acquisition Partners I LLC, Class A, 3.48%, 6/15/50(1)	13,770,000	13,770,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	10,235,000	10,235,000
JoEllyn G Slott Family Trust, Series 2023, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	6,035,000	6,035,000
KDF Glenview LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 5.00%, 10/7/24 (LOC: BMO Harris Bank N.A.)	5,550,000	5,550,000
Labcon North America, VRDN, 5.00%, 10/7/24 (LOC: BMO Harris Bank N.A.)	1,860,000	1,860,000
National Australia Bank Ltd., VRN, 5.22%, (SOFR plus 0.38%), 1/12/25(1)	18,246,000	18,252,662
Ness Family Partners LP, VRDN, 5.00%, 10/7/24 (LOC: BMO Harris Bank N.A.)	4,805,000	4,805,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	9,780,000	9,780,000
Nuveen Credit Strategies Income Fund, VRDN, 5.00%, 10/7/24 (LOC: Societe Generale SA)(1)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 5.00%, 10/7/24 (LOC: Sumitomo Mitsui Banking)(1)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 4.94%, 10/7/24 (LOC: Toronto-Dominion Bank)(1)	42,500,000	42,500,000
Royal Bank of Canada, 2.25%, 11/1/24	9,500,000	9,474,542
Royal Bank of Canada, VRN, 5.18%, (SOFR plus 0.34%), 10/7/24	4,119,000	4,119,064
Royal Bank of Canada, VRN, 5.28%, (SOFR plus 0.44%), 1/21/25	9,335,000	9,338,175
Royal Bank of Canada, VRN, 5.68%, (SOFR plus 0.84%), 4/14/25	7,153,000	7,172,341
Shil Park Irrevocable Life Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	15,000,000	15,000,000
SRM Culver City LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	15,780,000	15,780,000
SRMHayward LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	11,800,000	11,800,000
Steve Welch Family Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	2,805,000	2,805,000
Sundowner Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	6,000,000	6,000,000
Supreme Satori Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	5,000,000	5,000,000
Synergy Colgan Creek LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	14,030,000	14,030,000
UBS AG, 7.95%, 1/9/25	29,762,000	29,928,059
2

	Principal Amount	Value
UBS AG, VRN, 6.10%, (SOFR plus 1.26%), 2/21/25	$8,000,000	$8,027,249
UBS Group AG, 3.75%, 3/26/25	56,606,000	56,102,106
Uptown Newport Building Owner LP, VRDN, 5.00%, 10/7/24 (LOC: Landesbank Hessen-Thuringen Girozentrale)	17,355,000	17,355,000
Wells Fargo Bank NA, 5.55%, 8/1/25	17,000,000	17,084,164
Westpac Banking Corp., VRN, 5.14%, (SOFR plus 0.30%), 11/18/24	10,000,000	10,001,071
TOTAL CORPORATE BONDS		720,654,090
MUNICIPAL SECURITIES — 26.3%
Board of Governors of Colorado State University System , 5.53%, 12/5/24(2)	7,000,000	6,931,118
Board of Governors of Colorado State University System , 5.53%, 10/23/24(2)	5,700,000	5,681,016
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 5.11%, 10/7/24 (LOC: Carrollton Bank and U.S. Bank N.A.)	950,000	950,000
Brunswick & Glynn County Development Authority Rev., VRDN, 4.95%, 10/7/24 (LOC: U.S. Bank N.A.)	13,025,000	13,025,000
City & County of San Francisco COP, VRDN, 5.00%, 10/7/24 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	18,000,000	18,000,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8908, 5.40%, 1/3/25 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(1)	61,665,000	61,665,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8909, 5.40%, 1/3/25 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(1)	36,955,000	36,955,000
Illinois Housing Development Authority Rev., (RMW Lake Shore LLC), VRDN, Series C-3, 4.85%, 10/7/24 (LOC: Wells Fargo Bank N.A.)	10,000	10,000
Kentucky Housing Corp. Rev., VRDN, Series B, 4.88%, 10/7/24 (SBBPA: Kentucky Housing Corp.)	2,425,000	2,425,000
Kentucky Housing Corp. Rev., VRDN, Series J, 5.05%, 10/7/24 (SBBPA: Kentucky Housing Corp.)	1,100,000	1,100,000
Kentucky Housing Corp. Rev., VRDN, Series O, 4.88%, 10/7/24 (SBBPA: Kentucky Housing Corp.)	1,950,000	1,950,000
Kentucky Housing Corp. Rev., VRDN, Series O, 5.05%, 10/7/24 (SBBPA: Kentucky Housing Corp.)	1,445,000	1,445,000
Los Angeles Unified School District GO, Series QRR, 4.85%, 1/1/25	8,250,000	8,250,000
Metropolitan Transportation Authority Payroll Mobility Tax , Series A, 5.50%, 12/19/24	12,000,000	12,002,440
Metropolitan Water District of Southern California Rev., VRDN, Series C-2, 4.86%, 10/7/24 (SBBPA: PNC Bank N.A.)	33,035,000	33,035,000
Mizuho Floater/Residual Trust Rev., VRDN, 5.10%, 11/4/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(1)	464,340	464,340
Mizuho Floater/Residual Trust Rev., VRDN, 5.10%, 11/4/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(1)	9,460,302	9,460,302
Mizuho Floater/Residual Trust Rev., VRDN, Series 2023-MIZ9147TX, 5.26%, 11/4/24 (LIQ FAC: Mizuho Capital Markets LLC)(1)	15,070,000	15,070,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9164TX, 5.06%, 11/4/24 (LIQ FAC: Mizuho Capital Markets LLC)(1)	49,000,000	49,000,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9172, 5.06%, 11/4/24 (LIQ FAC: Mizuho Capital Markets LLC)(1)	17,445,000	17,445,000
New Hampshire Business Finance Authority Rev., (Hanwha Q Cells USA, Inc.), VRDN, 5.05%, 10/7/24 (LOC: Kookmin Bank)(1)	50,000,000	50,000,000
New York City GO, Series B-2, 2.52%, 10/1/24	790,000	790,000
New York City GO, Series D-2, 1.28%, 3/1/25	750,000	737,166
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 5.00%, 10/7/24 (LOC: Citibank N.A.)(LIQ FAC: Morgan Stanley Bank N.A.)(1)	16,000,000	16,000,000
New York State Dormitory Authority Rev., VRDN, 5.00%, 10/7/24 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	16,000,000	16,000,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), VRDN, Series 2016-XFT910, 5.00%, 10/7/24 (LOC: Citibank N.A.)(LIQ FAC: Morgan Stanley Bank N.A.)(1)	11,215,000	11,215,000
Pasadena Public Financing Authority Rev., (City of Pasadena CA), VRDN, 4.94%, 10/7/24 (LOC: BMO Harris Bank N.A.)(SBBPA: BMO Harris Bank N.A.)	14,200,000	14,200,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 5.15%, 10/7/24 (LOC: East West Bank and FHLB)	7,690,000	7,690,000
State of Oregon Housing & Community Services Department Rev., VRDN, Series D, 4.95%, 10/7/24 (SBBPA: U.S. Bank N.A.)	10,000,000	10,000,000
Taxable Municipal Funding Trust Rev., VRDN, 5.15%, 11/4/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	6,742,000	6,742,000
Taxable Municipal Funding Trust Rev., VRDN, 5.15%, 11/4/24 (LOC: Barclays Bank PLC)(1)	13,750,000	13,750,000
Taxable Municipal Funding Trust Rev., VRDN, 5.15%, 11/4/24 (LOC: Barclays Bank PLC)(1)	21,330,000	21,330,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 5.15%, 10/7/24 (LIQ FAC: Barclays Bank PLC)(1)	2,440,000	2,440,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 5.15%, 11/4/24 (LOC: Barclays Bank PLC)(1)	37,000,000	37,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.95%, 10/7/24 (LOC: Barclays Bank PLC)(1)	6,703,562	6,703,562
3

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.98%, 10/7/24 (LOC: Royal Bank of Canada)(1)	$5,000,000	$5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	12,125,000	12,125,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT905, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	16,000,000	16,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT906, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	16,000,000	16,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT907, 5.01%, 10/7/24 (LIQ FAC: JP Morgan Chase Bank N.A)(1)	16,000,000	16,000,000
Texas Transportation Commission GO, (Texas Department of Transportation Texas Mobility Fund), 0.62%, 10/1/24	2,180,000	2,180,000
TOTAL MUNICIPAL SECURITIES		589,791,944
COMMERCIAL PAPER(2) — 21.3%
Banco Santander SA, 5.40%, 1/7/25(1)	17,000,000	16,753,339
Bank of Montreal, VRN, 5.14%, 5/30/25(1)	6,000,000	6,000,000
Chariot Funding LLC, VRN, 5.10%, 3/17/25 (LOC: JP Morgan Chase Bank)	40,750,000	40,750,000
Collateralized Commercial Paper V Co. LLC, VRN, 5.13%, 4/23/25 (LOC: JP Morgan Securities LLC)(1)	25,000,000	25,000,000
Concord Minutemen Capital Co. LLC, Series B, Series B, VRN, 5.06%, (SOFR plus 0.22%), 12/4/24 (LOC: Goldman Sachs International)(1)	5,000,000	4,999,470
Credit Agricole Corporate & Investment Bank SA, 5.05%, 2/18/25 (LOC: Credit Agricole SA)(1)	15,000,000	15,000,000
Credit Industriel et Commercial, 5.30%, 2/14/25	6,330,000	6,333,308
Endeavour Funding Co. LLC, 5.53%, 10/25/24 (LOC: HSBC Bank PLC)(1)	17,250,000	17,187,325
Ionic Funding LLC, 5.58%, 10/10/24 (LOC: Bank Of America N.A.)(1)	1,500,000	1,497,938
Ionic Funding LLC, 5.37%, 10/18/24 (LOC: Bank Of America N.A.)(1)	20,000,000	19,949,944
Ionic Funding LLC, 5.35%, 10/23/24 (LOC: Bank Of America N.A.)(1)	21,500,000	21,430,627
Ionic Funding LLC, 4.95%, 10/25/24 (LOC: UBS AG)(1)	10,000,000	9,967,467
JP Morgan Securities LLC, VRN, 5.20%, (SOFR plus 0.37%), 1/27/25(1)	14,250,000	14,250,000
Lion Bay Funding LLC, 4.91%, 10/1/24 (LOC: HSBC Bank PLC)(1)	45,000,000	45,000,000
Mainbeach Funding LLC, 4.91%, 10/1/24 (LOC: Deutsche Bank A.G.)(1)	3,450,000	3,450,000
Natixis SA, 4.90%, 2/27/25(1)	23,250,000	22,785,213
Old Line Funding LLC, 5.03%, 1/8/25 (LOC: Royal Bank of Canada)(1)	25,000,000	24,659,000
Overwatch Alpha Funding LLC, 4.91%, 10/1/24 (LOC: Bank of Nova Scotia)(1)	102,835,000	102,835,000
Podium Funding Trust, VRN, 5.14%, 10/25/24 (LOC: Bank of Montreal)	20,000,000	20,002,486
Podium Funding Trust, VRN, 5.12%, (SOFR plus 0.28%), 2/25/25 (LOC: Bank of Montreal)	25,000,000	25,000,000
Podium Funding Trust, VRN, 5.12%, (SOFR plus 0.28%), 2/27/25 (LOC: Bank of Montreal)	25,000,000	25,000,000
Toyota Credit de Puerto Rico Corp., 5.46%, 1/7/25(1)	5,000,000	4,926,636
Washington Morgan Capital Co. LLC, 5.44%, 11/22/24 (LOC: Goldman Sachs & Co.)(1)	3,000,000	2,976,730
TOTAL COMMERCIAL PAPER		475,754,483
U.S. TREASURY SECURITIES(2) — 20.5%
U.S. Treasury Bills, 5.31%, 10/1/24	39,294,000	39,294,000
U.S. Treasury Bills, 5.30%, 10/8/24	20,000,000	19,979,681
U.S. Treasury Bills, 5.03%, 10/15/24	15,000,000	14,971,037
U.S. Treasury Bills, 3.69%, 10/29/24	33,749,000	33,616,959
U.S. Treasury Bills, 5.11%, 11/5/24	36,334,000	36,155,963
U.S. Treasury Bills, 4.77%, 11/26/24	10,000,000	9,927,667
U.S. Treasury Bills, 4.57%, 1/2/25	15,170,625	14,829,375
U.S. Treasury Bills, 5.00%, 1/30/25	10,000,000	9,834,297
U.S. Treasury Bills, 4.86%, 2/13/25	10,000,000	9,820,188
U.S. Treasury Notes, VRN, 4.73%, (3-month USBMMY plus 0.14%), 10/31/24	179,885,000	179,871,362
U.S. Treasury Notes, VRN, 4.79%, (3-month USBMMY plus 0.20%), 1/31/25	50,000,000	50,010,335
U.S. Treasury Notes, VRN, 4.76%, (3-month USBMMY plus 0.17%), 4/30/25	25,000,000	25,008,512
4

	Principal Amount	Value
U.S. Treasury Notes, 4.13%, 1/31/25	$15,000,000	$14,951,992
TOTAL U.S. TREASURY SECURITIES		458,271,368
CERTIFICATES OF DEPOSIT — 2.1%
Canadian Imperial Bank of Commerce, VRN, 5.09%, (SOFR plus 0.25%), 2/11/25(1)	20,000,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp., VRN, 5.26%, (SOFR plus 0.42%), 10/11/24(1)	18,000,000	18,000,776
Wells Fargo Bank NA, 5.40%, 3/11/25(1)	10,000,000	9,997,877
TOTAL CERTIFICATES OF DEPOSIT		47,998,653
TOTAL INVESTMENT SECURITIES — 102.4%		2,292,470,538
OTHER ASSETS AND LIABILITIES — (2.4)%		(53,055,027)
TOTAL NET ASSETS — 100.0%		$2,239,415,511

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,058,740,347, which represented 47.3% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,292,470,538
Receivable for investments sold	345,000
Receivable for capital shares sold	1,925,972
Interest receivable	13,180,451
2,307,921,961

Liabilities
Disbursements in excess of demand deposit cash	83,443
Payable for investments purchased	62,998,655
Payable for capital shares redeemed	4,319,970
Accrued management fees	1,032,314
Distribution and service fees payable	6,644
Dividends payable	65,424
68,506,450

Net Assets	$2,239,415,511

Net Assets Consist of:
Capital paid in	$2,239,482,356
Distributable earnings (loss)	(66,845)
$2,239,415,511

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,209,285,605	2,209,499,090	$1.00
A Class	$29,011,544	29,000,832	$1.00
C Class	$1,118,362	1,117,687	$1.00

See Notes to Financial Statements.
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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$60,475,403

Expenses:
Management fees	6,199,740
Distribution and service fees:
A Class	34,404
C Class	4,287
Trustees' fees and expenses	69,527
Other expenses	62
6,308,020

Net investment income (loss)	54,167,383

Net realized gain (loss) on investment transactions	8,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,176,159

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$54,167,383	$99,230,750
Net realized gain (loss)	8,776	99,979
Net increase (decrease) in net assets resulting from operations	54,176,159	99,330,729

Distributions to Shareholders
From earnings:
Investor Class	(53,495,205)	(97,979,014)
A Class	(649,348)	(1,189,218)
C Class	(24,126)	(60,271)
Decrease in net assets from distributions	(54,168,679)	(99,228,503)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	106,139,007	201,137,910

Net increase (decrease) in net assets	106,146,487	201,240,136

Net Assets
Beginning of period	2,133,269,024	1,932,028,888
End of period	$2,239,415,511	$2,133,269,024

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of
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(1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2024 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	516,909,277	$516,909,277	959,114,985	$959,114,985
Issued in reinvestment of distributions	52,719,121	52,719,121	96,188,502	96,188,502
Redeemed	(466,520,246)	(466,520,246)	(855,158,950)	(855,158,950)
	103,108,152	103,108,152	200,144,537	200,144,537
A Class
Sold	5,869,444	5,869,444	11,790,692	11,790,692
Issued in reinvestment of distributions	648,871	648,871	1,179,857	1,179,857
Redeemed	(3,426,569)	(3,426,569)	(11,009,640)	(11,009,640)
	3,091,746	3,091,746	1,960,909	1,960,909
C Class
Sold	128,328	128,328	1,673,256	1,673,256
Issued in reinvestment of distributions	24,121	24,121	59,556	59,556
Redeemed	(213,340)	(213,340)	(2,700,348)	(2,700,348)
	(60,891)	(60,891)	(967,536)	(967,536)
Net increase (decrease)	106,139,007	$106,139,007	201,137,910	$201,137,910

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(76,572), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.51%	0.57%	0.57%	4.96%	4.96%	$2,209,286
2024	$1.00	0.05	—(3)	0.05	(0.05)	—	(0.05)	$1.00	5.04%	0.58%	0.58%	4.93%	4.93%	$2,106,170
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.38%	0.58%	0.58%	2.40%	2.40%	$1,905,924
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
2020	$1.00	0.02	—(3)	0.02	(0.02)	—(3)	(0.02)	$1.00	1.61%	0.58%	0.58%	1.58%	1.58%	$1,594,491
A Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.38%	0.82%	0.82%	4.71%	4.71%	$29,012
2024	$1.00	0.05	—(3)	0.05	(0.05)	—	(0.05)	$1.00	4.78%	0.83%	0.83%	4.68%	4.68%	$25,920
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.15%	0.81%	0.83%	2.17%	2.15%	$23,958
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	1.36%	0.83%	0.83%	1.33%	1.33%	$21,448
C Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.13%	1.32%	1.32%	4.21%	4.21%	$1,118
2024	$1.00	0.04	—(3)	0.04	(0.04)	—	(0.04)	$1.00	4.25%	1.33%	1.33%	4.18%	4.18%	$1,179
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.73%	1.18%	1.33%	1.80%	1.65%	$2,147
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.85%	1.33%	1.33%	0.83%	0.83%	$23,253

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, and five-year periods and below its peer group median for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
14

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
15

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)
G Class (ASDOX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 33.3%
Aerospace and Defense — 1.3%
Boeing Co., 4.875%, 5/1/25	$3,500,000	$3,487,332
Boeing Co., 2.20%, 2/4/26	3,460,000	3,333,241
Howmet Aerospace, Inc., 5.90%, 2/1/27	3,390,000	3,515,725
RTX Corp., 5.75%, 11/8/26	3,850,000	3,970,355
TransDigm, Inc., 6.75%, 8/15/28(1)	3,000,000	3,091,614
		17,398,267
Automobiles — 2.4%
American Honda Finance Corp., 4.90%, 7/9/27	1,950,000	1,993,310
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,000,000	1,999,685
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,150,000	3,166,401
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	3,670,000	3,737,805
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,037,577
General Motors Financial Co., Inc., 5.35%, 7/15/27	3,880,000	3,970,455
Hyundai Capital America, 5.95%, 9/21/26(1)	5,000,000	5,147,003
Nissan Motor Acceptance Co. LLC, 5.30%, 9/13/27(1)	3,500,000	3,494,916
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,385,000	2,400,364
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,128,457
		32,075,973
Banks — 5.0%
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	5,009,110
Banco Santander SA, VRN, 5.37%, 7/15/28	2,400,000	2,457,160
Bank of America Corp., VRN, 5.93%, 9/15/27	9,875,000	10,172,107
Bank of Nova Scotia, 5.35%, 12/7/26	3,400,000	3,487,363
BPCE SA, VRN, 6.61%, 10/19/27(1)	3,225,000	3,348,574
Citibank NA, 4.93%, 8/6/26	2,220,000	2,253,796
Citizens Bank NA, VRN, 5.28%, 1/26/26	3,310,000	3,307,566
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	3,383,000	3,436,947
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	2,155,000	2,241,795
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,998,605
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	2,170,000	2,349,745
Huntington National Bank, VRN, 5.70%, 11/18/25	3,120,000	3,120,363
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	5,515,000	5,707,937
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	1,712,000	1,747,110
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,506,065
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	6,505,000	6,596,991
Synchrony Bank, 5.40%, 8/22/25	1,912,000	1,916,537
Synchrony Bank, 5.625%, 8/23/27	961,000	978,652
Wells Fargo & Co., VRN, 6.30%, 10/23/29	3,430,000	3,670,722
		67,307,145
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/27	3,840,000	3,915,018
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)	4,500,000	4,465,656
Capital Markets — 1.9%
Ares Capital Corp., 5.95%, 7/15/29	1,080,000	1,109,123
ARES Capital Corp., 7.00%, 1/15/27	3,950,000	4,112,765
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	1,380,000	1,411,282
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	2,174,000	2,155,196
2

	Principal Amount/Shares	Value
Blue Owl Capital Corp., 3.40%, 7/15/26	$1,173,000	$1,136,109
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	1,515,000	1,554,807
Charles Schwab Corp., VRN, 6.20%, 11/17/29	677,000	723,876
CI Financial Corp., 7.50%, 5/30/29(1)	1,625,000	1,695,403
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,965,695
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,558,107
State Street Corp., VRN, 3.03%, 11/1/34	3,615,000	3,343,230
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,225,000	3,357,256
		25,122,849
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.50%, 9/18/26	3,080,000	3,150,819
Construction and Engineering — 0.5%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	4,000,000
Quanta Services, Inc., 4.75%, 8/9/27	2,426,000	2,452,377
		6,452,377
Consumer Finance — 0.8%
American Express Co., VRN, 5.04%, 7/26/28	1,211,000	1,237,532
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,979,325
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,560,000	1,631,264
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	328,000	338,237
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	2,880,000	3,102,337
OneMain Finance Corp., 7.125%, 3/15/26	3,175,000	3,243,819
		11,532,514
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., 4.70%, 8/15/26	2,267,000	2,282,835
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,039,119
Berry Global, Inc., 4.50%, 2/15/26(1)	800,000	790,352
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,334,000	1,330,447
Sonoco Products Co., 4.45%, 9/1/26	1,304,000	1,304,919
		4,464,837
Diversified REITs — 1.0%
CubeSmart LP, 4.00%, 11/15/25	6,780,000	6,731,842
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	5,000,000	5,024,155
Highwoods Realty LP, 4.20%, 4/15/29	1,674,000	1,618,574
		13,374,571
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,092,903
Sprint Capital Corp., 6.875%, 11/15/28	986,000	1,077,306
Verizon Communications, Inc., 7.75%, 12/1/30	1,725,000	2,046,855
		5,217,064
Electric Utilities — 0.4%
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	953,000	949,598
Monongahela Power Co., 3.55%, 5/15/27(1)	5,272,000	5,176,850
		6,126,448
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26	4,380,000	4,449,434
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	2,384,000	2,399,983
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,530,000	1,585,990
Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,022,577
Corebridge Global Funding, 5.75%, 7/2/26(1)	3,085,000	3,165,200
3

	Principal Amount/Shares	Value
Essent Group Ltd., 6.25%, 7/1/29	$2,450,000	$2,557,155
NMI Holdings, Inc., 6.00%, 8/15/29	1,210,000	1,244,245
		7,989,177
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	1,652,000	1,684,075
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,329,000	2,402,552
Solventum Corp., 5.45%, 2/25/27(1)	2,820,000	2,878,611
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,898,054
		9,179,217
Health Care Providers and Services — 2.7%
Centene Corp., 4.25%, 12/15/27	3,370,000	3,312,512
CVS Health Corp., 5.00%, 2/20/26	5,000,000	5,036,278
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,038,687
HCA, Inc., 5.20%, 6/1/28	1,345,000	1,380,651
Icon Investments Six DAC, 5.81%, 5/8/27	3,280,000	3,385,143
IQVIA, Inc., 5.00%, 5/15/27(1)	3,000,000	2,984,320
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,344,967
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	3,006,552
UnitedHealth Group, Inc., 4.75%, 7/15/26	6,825,000	6,928,996
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,717,129
		36,135,235
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	878,220
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,100,299
		4,978,519
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	2,205,000	2,245,455
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,430,000	2,479,323
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	2,040,000	2,183,547
Insurance — 1.9%
Athene Global Funding, 5.68%, 2/23/26(1)	4,015,000	4,074,978
Athene Global Funding, 5.62%, 5/8/26(1)	3,900,000	3,962,854
Athene Global Funding, 5.35%, 7/9/27(1)	732,000	747,775
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	1,530,000	1,581,374
CNO Global Funding, 5.875%, 6/4/27(1)	2,510,000	2,586,261
GA Global Funding Trust, 2.25%, 1/6/27(1)	4,400,000	4,191,244
GA Global Funding Trust, 4.40%, 9/23/27(1)	3,420,000	3,413,453
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,530,000	1,475,094
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	3,340,000	3,328,915
		25,361,948
IT Services — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	1,212,000	1,269,854
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,874,000	1,736,953
		3,006,807
Life Sciences Tools and Services — 0.9%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,256,420
Illumina, Inc., 4.65%, 9/9/26	2,716,000	2,734,548
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,698,856
		11,689,824
Machinery — 0.6%
Caterpillar Financial Services Corp., 4.45%, 10/16/26	3,320,000	3,359,858
4

	Principal Amount/Shares	Value
CNH Industrial Capital LLC, 3.95%, 5/23/25	$4,543,000	$4,513,691
		7,873,549
Media — 0.8%
Fox Corp., 3.05%, 4/7/25	3,500,000	3,466,430
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	3,500,000	3,384,269
TEGNA, Inc., 4.75%, 3/15/26(1)	4,740,000	4,683,237
		11,533,936
Metals and Mining — 0.1%
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 3/15/26	1,530,000	1,550,766
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	4,620,000	4,616,239
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	2,350,000	2,298,341
		6,914,580
Multi-Utilities — 1.0%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,375,546
DTE Energy Co., VRN, 4.22%, 11/1/24	3,006,000	3,003,410
Sempra, 3.30%, 4/1/25	3,006,000	2,980,578
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	5,022,984
		13,382,518
Oil, Gas and Consumable Fuels — 1.2%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,580,000	4,675,409
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,098,944
Energy Transfer LP, 5.625%, 5/1/27(1)	3,370,000	3,384,134
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(1)	2,390,000	2,408,882
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	2,026,784
		15,594,153
Passenger Airlines — 1.2%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	3,840,000	3,804,070
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,383,504	3,376,627
Delta Air Lines, Inc., 7.375%, 1/15/26	2,870,000	2,954,880
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	790,000	785,321
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	2,598,750	2,611,796
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	3,000,250	3,039,805
		16,572,499
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25	3,000,000	3,011,284
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,260,000	2,308,787
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,207,576
		6,516,363
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	3,415,000	3,392,680
Intel Corp., 4.875%, 2/10/26	3,730,000	3,750,188
Micron Technology, Inc., 4.19%, 2/15/27	4,475,000	4,463,864
		11,606,732
Software — 0.8%
Cadence Design Systems, Inc., 4.20%, 9/10/27	1,962,000	1,972,104
Open Text Corp., 6.90%, 12/1/27(1)	3,269,000	3,450,665
Oracle Corp., 2.65%, 7/15/26	2,010,000	1,954,470
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,315,000	3,316,117
		10,693,356
Specialized REITs — 0.7%
EPR Properties, 4.50%, 6/1/27	2,850,000	2,809,183
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,967,382
		9,776,565
5

	Principal Amount/Shares	Value
Specialty Retail — 0.7%
Home Depot, Inc., 5.15%, 6/25/26	$6,825,000	$6,968,167
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,272,300
		9,240,467
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,932,000	1,934,462
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	2,585,000	2,717,589
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	1,340,000	1,388,787
TOTAL CORPORATE BONDS (Cost $441,236,342)		448,562,513
U.S. TREASURY SECURITIES — 29.4%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	8,135,360	8,363,598
U.S. Treasury Notes, 5.00%, 8/31/25	20,300,000	20,471,513
U.S. Treasury Notes, 5.00%, 9/30/25	13,200,000	13,331,328
U.S. Treasury Notes, 4.25%, 12/31/25	52,000,000	52,242,735
U.S. Treasury Notes, 4.25%, 1/31/26	10,000,000	10,054,883
U.S. Treasury Notes, 4.00%, 2/15/26	49,000,000	49,139,726
U.S. Treasury Notes, 4.625%, 6/30/26	24,000,000	24,371,719
U.S. Treasury Notes, 4.625%, 9/15/26	7,000,000	7,126,602
U.S. Treasury Notes, 0.875%, 9/30/26(2)	3,000,000	2,842,031
U.S. Treasury Notes, 4.625%, 11/15/26	59,000,000	60,186,914
U.S. Treasury Notes, 4.00%, 1/15/27	13,000,000	13,109,434
U.S. Treasury Notes, 4.125%, 2/15/27	58,000,000	58,679,688
U.S. Treasury Notes, 4.625%, 6/15/27	25,000,000	25,678,223
U.S. Treasury Notes, 4.375%, 7/15/27	15,000,000	15,315,820
U.S. Treasury Notes, 3.75%, 8/15/27	15,000,000	15,073,242
U.S. Treasury Notes, 3.375%, 9/15/27	20,000,000	19,899,219
TOTAL U.S. TREASURY SECURITIES (Cost $392,583,888)		395,886,675
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	458,185	456,696
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	939,729	843,615
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	743,952	667,140
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	447,571	436,816
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	4,242,673	4,295,507
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	3,825,000	3,822,956
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	558	545
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	488,297	471,622
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	856,455	737,185
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	3,425,024	3,229,985
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	280,263	281,079
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.71%, 10/25/29(1)	58,215	56,636
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	287,612	275,726
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,745,284	2,407,591
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	3,752,581	3,789,995
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	4,175,000	4,178,362
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	3,148,937	3,205,359
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,625,000	1,623,883
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	3,730,742	3,788,364
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	4,434,000	4,466,124
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.53%, 3/25/64(1)	4,636,283	4,689,077
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 3.91%, 7/25/59(1)	73,452	72,804
6

	Principal Amount/Shares	Value
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	$2,108,758	$2,080,560
		45,877,627
U.S. Government Agency Collateralized Mortgage Obligations — 9.5%
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.13%, (30-day average SOFR plus 0.85%), 11/25/41(1)	3,148,473	3,146,231
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,755,897	1,779,612
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.43%, (30-day average SOFR plus 2.15%), 9/25/42(1)	1,605,477	1,624,713
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.28%, (30-day average SOFR plus 2.00%), 6/25/43(1)	3,204,739	3,222,986
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	2,491,181	2,467,942
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,790,775	7,696,899
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	10,389,000	10,219,986
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	6,863,587	6,739,861
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	7,000,000	6,874,922
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	13,766,000	13,539,458
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	12,230,794	12,146,167
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	14,246,000	13,840,877
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	6,239,171	6,178,036
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	18,950,000	18,695,041
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,660,000	5,536,059
FNMA, Series 2006-60, Class KF, VRN, 5.69%, (30-day average SOFR plus 0.41%), 7/25/36	251,308	249,288
FNMA, Series 2009-33, Class FB, VRN, 6.21%, (30-day average SOFR plus 0.93%), 3/25/37	256,167	258,574
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	8,499,458	1,545,464
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	5,363,411	878,043
FNMA, Series 2017-C07, Class 1EB2, VRN, 6.39%, (30-day average SOFR plus 1.11%), 5/25/30	53,039	53,036
FNMA, Series 2022-R03, Class 1M1, VRN, 7.38%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,449,652	1,470,158
FNMA, Series 2022-R09, Class 2M1, VRN, 7.76%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,443,779	1,471,883
FNMA, Series 2023-R04, Class 1M1, VRN, 7.56%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,390,495	2,450,373
FNMA, Series 2024-R02, Class 1M1, VRN, 6.38%, (30-day average SOFR plus 1.10%), 2/25/44(1)	2,575,498	2,577,726
FNMA, Series 2024-R03, Class 2M1, VRN, 6.41%, (30-day average SOFR plus 1.15%), 3/25/44(1)	2,109,550	2,111,311
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,800,105	404,188
		127,178,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,520,597)		173,056,461
PREFERRED STOCKS — 6.3%
Banks — 5.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	5,000,000	5,015,445
Banco Santander SA, 4.75%	5,000,000	4,772,394
Bank of Nova Scotia, 4.90%	3,350,000	3,312,680
Barclays PLC, 6.125%	4,990,000	4,979,425
BNP Paribas SA, 7.375%(1)	5,250,000	5,310,280
Commerzbank AG, 7.00%	4,600,000	4,606,074
Credit Agricole SA, 8.125%(1)	3,825,000	3,939,272
Danske Bank AS, 7.00%	4,648,000	4,671,393
HSBC Holdings PLC, 6.00%	3,400,000	3,423,593
HSBC Holdings PLC, 6.375%	3,250,000	3,258,392
ING Groep NV, 6.50%	4,980,000	4,994,029
Intesa Sanpaolo SpA, 7.70%(1)	5,230,000	5,236,697
Lloyds Banking Group PLC, 7.50%	5,000,000	5,058,215
NatWest Group PLC, 6.00%	2,700,000	2,705,350
Nordea Bank Abp, 6.625%(1)	4,600,000	4,667,643
Societe Generale SA, 8.00%(1)	6,460,000	6,529,174
		72,480,056
Capital Markets — 0.9%
Deutsche Bank AG, 7.50%	5,200,000	5,188,784
Goldman Sachs Group, Inc., 7.38%	2,313,000	2,323,970
7

	Principal Amount/Shares	Value
UBS Group AG, 6.875%	5,130,000	$5,153,162
		12,665,916
TOTAL PREFERRED STOCKS (Cost $84,189,135)		85,145,972
ASSET-BACKED SECURITIES — 4.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	$3,545,000	3,321,140
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	985,781	920,074
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	4,536,986	4,592,619
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,797,463
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	301,552	282,312
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	298,222	295,358
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	4,934,635	4,474,492
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	471,498	457,150
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	4,507,682
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	3,057,832	3,093,749
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,864,747	1,888,540
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	3,942,496	4,014,805
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	2,532,068	2,574,895
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	1,746,563	1,751,172
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,759,978
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	321,666	309,972
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	3,450,182	3,488,333
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,657,344
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75%, 4/17/41(1)	3,000,000	2,975,629
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	4,850,000	4,967,660
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	93,844	93,688
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	4,075,000	4,119,146
TOTAL ASSET-BACKED SECURITIES (Cost $56,414,679)		56,343,201
COLLATERALIZED LOAN OBLIGATIONS — 3.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.31%), 6/15/36(1)	1,534,989	1,523,857
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.56%, (1-month SOFR plus 1.46%), 11/15/36(1)	2,263,217	2,257,005
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.56%, (3-month SOFR plus 1.28%), 4/20/31(1)	1,550,556	1,552,141
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 7.24%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	2,991,699
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.38%, (3-month SOFR plus 1.08%), 10/15/31(1)	2,759,795	2,765,316
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.58%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,160,743
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	551,515	551,968
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.27%, (3-month SOFR plus 1.15%), 8/15/31(1)	3,050,711	3,054,686
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,515,288
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.46%), 4/18/37(1)	4,175,000	4,199,093
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.40%, (3-month SOFR plus 1.12%), 10/20/29(1)	2,855,516	2,863,161
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.29%, (3-month SOFR plus 2.01%), 7/20/29(1)	4,250,000	4,262,015
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.24%, (3-month SOFR plus 1.08%), 8/8/32(1)	4,150,000	4,152,693
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.94%, (3-month SOFR plus 2.66%), 9/15/30(1)	2,000,000	2,007,547
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.69%, (3-month SOFR plus 1.41%), 10/18/31(1)	1,389,026	1,391,832
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/20/29(1)	10,000,000	10,023,316
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,057,327)		51,272,360
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.37%, (1-month SOFR plus 2.27%), 11/15/34(1)	4,370,000	91,678
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 6.29%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,270,100	3,268,648
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.19%, 4/25/48(1)	15,773,000	15,592,492
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.30%, 4/25/49(1)	11,009,000	10,894,904
8

	Principal Amount/Shares	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	$3,575,000	$3,278,625
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,150,276
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	2,874,898	2,861,635
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	3,537,776	3,501,182
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	2,981,325	2,942,328
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $49,990,361)		45,581,768
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper(3) — 1.3%
Overwatch Alpha Funding LLC, 4.97%, 10/1/24 (LOC: Bank of Nova Scotia)(1)	17,100,000	17,097,707
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	104,572	104,572
Treasury Bills(3) — 3.6%
U.S. Treasury Bills, 4.08%, 9/4/25	46,000,000	44,339,117
U.S. Treasury Bills, 4.42%, 3/20/25	5,000,000	4,899,063
		49,238,180
TOTAL SHORT-TERM INVESTMENTS (Cost $66,426,792)		66,440,459
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $1,312,419,121)		1,322,289,409
OTHER ASSETS AND LIABILITIES — 1.8%		23,754,790
TOTAL NET ASSETS — 100.0%		$1,346,044,199

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,643	December 2024	$342,141,915	$(326,800)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	544	December 2024	$59,776,250	$243,118
U.S. Treasury 10-Year Notes	97	December 2024	11,085,281	36,295
U.S. Treasury 10-Year Ultra Notes	13	December 2024	1,537,860	2,303
			$72,399,391	$281,716
^Amount represents value and unrealized appreciation (depreciation).

9

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $393,112,197, which represented 29.2% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,374,044.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,312,419,121)	$1,322,289,409
Receivable for investments sold	18,878,940
Receivable for capital shares sold	360,794
Interest receivable	11,502,268
1,353,031,411

Liabilities
Payable for investments purchased	4,910,605
Payable for capital shares redeemed	1,367,812
Payable for variation margin on futures contracts	372,615
Accrued management fees	258,285
Distribution and service fees payable	6,257
Dividends payable	71,638
6,987,212

Net Assets	$1,346,044,199

Net Assets Consist of:
Capital paid in	$1,437,047,836
Distributable earnings (loss)	(91,003,637)
$1,346,044,199

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$373,185,641	37,733,338	$9.89
I Class	$152,244,836	15,396,371	$9.89
A Class	$19,508,080	1,973,149	$9.89
C Class	$2,589,308	261,718	$9.89
R Class	$656,406	66,349	$9.89
R5 Class	$10,859,413	1,098,192	$9.89
R6 Class	$76,816,471	7,775,318	$9.88
G Class	$710,184,044	71,867,959	$9.88
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.12 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$34,373,927

Expenses:
Management fees	2,629,064
Distribution and service fees:
A Class	25,794
C Class	9,984
R Class	1,465
Trustees' fees and expenses	42,073
Other expenses	2,096
2,710,476
Fees waived - G Class	(1,082,739)
1,627,737

Net investment income (loss)	32,746,190

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,792,101
Futures contract transactions	665,886
7,457,987

Change in net unrealized appreciation (depreciation) on:
Investments	14,198,391
Futures contracts	289,818
14,488,209

Net realized and unrealized gain (loss)	21,946,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,692,386

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$32,746,190	$62,473,136
Net realized gain (loss)	7,457,987	(37,202,263)
Change in net unrealized appreciation (depreciation)	14,488,209	26,254,705
Net increase (decrease) in net assets resulting from operations	54,692,386	51,525,578

Distributions to Shareholders
From earnings:
Investor Class	(8,507,593)	(15,256,512)
I Class	(3,467,471)	(8,517,316)
A Class	(455,803)	(843,661)
C Class	(36,538)	(64,690)
R Class	(12,198)	(20,746)
R5 Class	(275,038)	(556,964)
R6 Class	(1,767,034)	(2,927,398)
G Class	(18,366,873)	(34,127,357)
Decrease in net assets from distributions	(32,888,548)	(62,314,644)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(34,450,846)	2,000,017

Net increase (decrease) in net assets	(12,647,008)	(8,789,049)

Net Assets
Beginning of period	1,358,691,207	1,367,480,256
End of period	$1,346,044,199	$1,358,691,207

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

15

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.55%
I Class		0.1500% to 0.2100%	0.45%
A Class		0.2500% to 0.3100%	0.55%
C Class		0.2500% to 0.3100%	0.55%
R Class		0.2500% to 0.3100%	0.55%
R5 Class		0.0500% to 0.1100%	0.35%
R6 Class		0.0000% to 0.0600%	0.30%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.30%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $2,126,631,065, of which $1,548,824,830 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $2,233,434,004, of which $1,737,281,096 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,431,131	$13,993,318	5,206,381	$50,589,046
Issued in reinvestment of distributions	857,353	8,371,136	1,542,685	14,968,228
Redeemed	(2,037,549)	(19,871,522)	(5,383,745)	(52,181,502)
	250,935	2,492,932	1,365,321	13,375,772
I Class
Sold	2,908,657	28,429,961	7,157,459	69,467,596
Issued in reinvestment of distributions	336,967	3,288,154	833,264	8,083,467
Redeemed	(5,121,072)	(49,827,512)	(12,727,346)	(123,408,083)
	(1,875,448)	(18,109,397)	(4,736,623)	(45,857,020)
A Class
Sold	200,910	1,961,185	522,624	5,076,360
Issued in reinvestment of distributions	33,879	330,568	63,700	617,733
Redeemed	(387,786)	(3,804,958)	(506,958)	(4,909,131)
	(152,997)	(1,513,205)	79,366	784,962
C Class
Sold	136,637	1,333,936	27,498	266,776
Issued in reinvestment of distributions	3,303	32,296	5,901	57,254
Redeemed	(40,160)	(391,002)	(147,229)	(1,430,355)
	99,780	975,230	(113,830)	(1,106,325)
R Class
Sold	17,524	171,640	52,191	508,919
Issued in reinvestment of distributions	1,231	12,021	2,112	20,504
Redeemed	(22,912)	(222,538)	(52,012)	(504,942)
	(4,157)	(38,877)	2,291	24,481
R5 Class
Sold	84,403	826,240	499,691	4,844,903
Issued in reinvestment of distributions	28,186	275,002	57,432	556,960
Redeemed	(213,225)	(2,087,191)	(487,027)	(4,728,547)
	(100,636)	(985,949)	70,096	673,316
R6 Class
Sold	1,316,954	12,949,626	2,318,682	22,411,069
Issued in reinvestment of distributions	181,032	1,765,561	301,666	2,924,362
Redeemed	(1,189,441)	(11,654,717)	(1,143,640)	(11,048,537)
	308,545	3,060,470	1,476,708	14,286,894
G Class
Sold	1,007,239	9,849,337	7,260,724	70,580,936
Issued in reinvestment of distributions	1,882,829	18,366,873	3,520,887	34,127,357
Redeemed	(4,990,760)	(48,548,260)	(8,776,630)	(84,890,356)
	(2,100,692)	(20,332,050)	2,004,981	19,817,937
Net increase (decrease)	(3,574,670)	$(34,450,846)	148,310	$2,000,017

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$448,562,513	—
U.S. Treasury Securities	—	395,886,675	—
Collateralized Mortgage Obligations	—	173,056,461	—
Preferred Stocks	—	85,145,972	—
Asset-Backed Securities	—	56,343,201	—
Collateralized Loan Obligations	—	51,272,360	—
Commercial Mortgage-Backed Securities	—	45,581,768	—
Short-Term Investments	$104,572	66,335,887	—
	$104,572	$1,322,184,837	—
Other Financial Instruments
Futures Contracts	$281,716	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$326,800	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $284,895,035 futures contracts purchased and $87,680,627 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $372,615 in payable for variation margin on futures contracts.* For the six months ended September 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $665,886 in net realized gain (loss) on futures contract transactions and $289,818 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other
18

factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,313,100,301
Gross tax appreciation of investments	$16,885,343
Gross tax depreciation of investments	(7,696,235)
Net tax appreciation (depreciation) of investments	$9,189,108

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(48,912,183) and accumulated long-term capital losses of $(57,063,322), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.73	0.23	0.16	0.39	(0.23)	—	(0.23)	$9.89	4.04%	0.56%	0.56%	4.63%	4.63%	168%	$373,186
2024	$9.80	0.41	(0.07)	0.34	(0.41)	—	(0.41)	$9.73	3.58%	0.57%	0.58%	4.23%	4.22%	310%	$364,613
2023	$10.06	0.27	(0.27)	—	(0.26)	—	(0.26)	$9.80	0.00%	0.58%	0.59%	2.68%	2.67%	187%	$353,985
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
2021	$10.05	0.11	0.45	0.56	(0.14)	—	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
2020	$10.15	0.20	(0.07)	0.13	(0.23)	—	(0.23)	$10.05	1.31%	0.59%	0.59%	1.98%	1.98%	156%	$155,169
I Class
2024(3)	$9.73	0.23	0.16	0.39	(0.23)	—	(0.23)	$9.89	4.09%	0.46%	0.46%	4.73%	4.73%	168%	$152,245
2024	$9.80	0.42	(0.07)	0.35	(0.42)	—	(0.42)	$9.73	3.68%	0.47%	0.48%	4.33%	4.32%	310%	$167,986
2023	$10.06	0.28	(0.27)	0.01	(0.27)	—	(0.27)	$9.80	0.10%	0.48%	0.49%	2.78%	2.77%	187%	$215,665
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
2021	$10.05	0.13	0.44	0.57	(0.15)	—	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
2020	$10.15	0.21	(0.07)	0.14	(0.24)	—	(0.24)	$10.05	1.41%	0.49%	0.49%	2.08%	2.08%	156%	$127,684
A Class
2024(3)	$9.72	0.21	0.18	0.39	(0.22)	—	(0.22)	$9.89	4.02%	0.81%	0.81%	4.38%	4.38%	168%	$19,508
2024	$9.80	0.39	(0.08)	0.31	(0.39)	—	(0.39)	$9.72	3.22%	0.82%	0.83%	3.98%	3.97%	310%	$20,676
2023	$10.05	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	$9.80	(0.15)%	0.83%	0.84%	2.43%	2.42%	187%	$20,055
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
2021	$10.05	0.09	0.44	0.53	(0.12)	—	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
2020	$10.15	0.18	(0.07)	0.11	(0.21)	—	(0.21)	$10.05	1.05%	0.84%	0.84%	1.73%	1.73%	156%	$16,411
C Class
2024(3)	$9.73	0.18	0.16	0.34	(0.18)	—	(0.18)	$9.89	3.52%	1.56%	1.56%	3.63%	3.63%	168%	$2,589
2024	$9.81	0.31	(0.08)	0.23	(0.31)	—	(0.31)	$9.73	2.44%	1.57%	1.58%	3.23%	3.22%	310%	$1,576
2023	$10.06	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$9.81	(0.89)%	1.58%	1.59%	1.68%	1.67%	187%	$2,704
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099
2021	$10.05	0.02	0.44	0.46	(0.04)	—	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514
2020	$10.15	0.10	(0.07)	0.03	(0.13)	—	(0.13)	$10.05	0.30%	1.59%	1.59%	0.98%	0.98%	156%	$6,163

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$9.73	0.20	0.16	0.36	(0.20)	—	(0.20)	$9.89	3.78%	1.06%	1.06%	4.13%	4.13%	168%	$656
2024	$9.81	0.36	(0.08)	0.28	(0.36)	—	(0.36)	$9.73	2.95%	1.07%	1.08%	3.73%	3.72%	310%	$686
2023	$10.06	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)	$9.81	(0.39)%	1.08%	1.09%	2.18%	2.17%	187%	$669
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
2021	$10.06	0.07	0.43	0.50	(0.09)	—	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937
2020	$10.15	0.15	(0.06)	0.09	(0.18)	—	(0.18)	$10.06	0.90%	1.09%	1.09%	1.48%	1.48%	156%	$764
R5 Class
2024(3)	$9.73	0.24	0.16	0.40	(0.24)	—	(0.24)	$9.89	4.14%	0.36%	0.36%	4.83%	4.83%	168%	$10,859
2024	$9.80	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$9.73	3.78%	0.37%	0.38%	4.43%	4.42%	310%	$11,660
2023	$10.06	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.80	0.20%	0.38%	0.39%	2.88%	2.87%	187%	$11,061
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
2021	$10.05	0.14	0.44	0.58	(0.16)	—	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
2020	$10.15	0.22	(0.07)	0.15	(0.25)	—	(0.25)	$10.05	1.51%	0.39%	0.39%	2.18%	2.18%	156%	$23,612
R6 Class
2024(3)	$9.72	0.24	0.16	0.40	(0.24)	—	(0.24)	$9.88	4.17%	0.31%	0.31%	4.88%	4.88%	168%	$76,816
2024	$9.79	0.44	(0.07)	0.37	(0.44)	—	(0.44)	$9.72	3.84%	0.32%	0.33%	4.48%	4.47%	310%	$72,563
2023	$10.05	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.79	0.25%	0.33%	0.34%	2.93%	2.92%	187%	$58,650
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
2021	$10.04	0.15	0.44	0.59	(0.17)	—	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
2020	$10.14	0.23	(0.07)	0.16	(0.26)	—	(0.26)	$10.04	1.56%	0.34%	0.34%	2.23%	2.23%	156%	$63,905
G Class
2024(3)	$9.72	0.25	0.16	0.41	(0.25)	—	(0.25)	$9.88	4.33%	0.01%	0.31%	5.18%	4.88%	168%	$710,184
2024	$9.79	0.46	(0.06)	0.40	(0.47)	—	(0.47)	$9.72	4.16%	0.01%	0.33%	4.79%	4.47%	310%	$718,931
2023	$10.05	0.32	(0.27)	0.05	(0.31)	—	(0.31)	$9.79	0.57%	0.01%	0.34%	3.25%	2.92%	187%	$704,692
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720
2021(4)	$10.37	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.46	1.57%	0.01%	0.34%	1.48%	1.15%	183%(5)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)November 4, 2020 (commencement of sale) through March 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
23

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
24

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
25

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 87.1%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	$34,532,430	$34,821,734
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	56,397,170	60,454,144
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	29,300,400	30,566,549
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	23,136,645	22,725,590
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	131,978,872	129,461,672
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	109,864,124	106,826,184
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	36,742,160	35,821,711
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	165,638,973	161,092,831
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	59,376,672	57,698,445
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	318,888,225	307,048,565
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	12,858,400	12,506,047
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	30,580,416	30,787,779
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	126,241,830	122,259,932
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	143,642,707	142,321,878
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	54,508,110	53,312,341
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	51,140,616	53,126,431
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,142,250	30,410,830
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	79,319,760	81,545,084
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	77,468,580	73,524,025
TOTAL U.S. TREASURY SECURITIES (Cost $1,577,110,709)		1,546,311,772
CORPORATE BONDS — 3.6%
Aerospace and Defense — 0.3%
Boeing Co., 2.20%, 2/4/26	1,850,000	1,782,224
TransDigm, Inc., 6.75%, 8/15/28(2)	4,000,000	4,122,152
		5,904,376
Automobiles — 0.2%
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,037,577
Banks — 1.1%
Bank of America Corp., VRN, 5.93%, 9/15/27	5,050,000	5,201,938
Bank of America Corp., VRN, 5.82%, 9/15/29	1,465,000	1,542,158
Barclays PLC, VRN, 7.39%, 11/2/28	2,625,000	2,835,757
Citibank NA, 4.93%, 8/6/26	2,963,000	3,008,107
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,514,957
National Bank of Canada, VRN, 5.60%, 7/2/27	2,621,000	2,675,143
		19,778,060
Consumer Finance — 0.4%
American Express Co., VRN, 5.04%, 7/26/28	2,865,000	2,927,769
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	3,480,000	3,748,658
		6,676,427
Containers and Packaging — 0.1%
Berry Global, Inc., 4.50%, 2/15/26(2)	1,200,000	1,185,528
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.60%, 4/6/27	2,149,000	2,163,407
Health Care Providers and Services — 0.3%
Icon Investments Six DAC, 5.81%, 5/8/27	4,450,000	4,592,649
Insurance — 0.8%
Athene Global Funding, 4.86%, 8/27/26(2)	4,340,000	4,370,081
Athene Global Funding, 5.35%, 7/9/27(2)	3,297,000	3,368,052
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,667,155
2

	Principal Amount/Shares	Value
GA Global Funding Trust, 4.40%, 9/23/27(2)	$4,540,000	$4,531,309
		14,936,597
Media — 0.2%
Sirius XM Radio, Inc., 3.125%, 9/1/26(2)	3,825,000	3,698,522
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	2,615,000	2,618,333
TOTAL CORPORATE BONDS (Cost $63,298,631)		64,591,476
ASSET-BACKED SECURITIES — 2.4%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,916,260	3,679,095
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,422,225
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	6,310,754
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	1,971,248	2,007,402
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,765,951
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	3,525,000	3,563,314
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	2,848,928	2,885,774
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,903,056
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	6,650,000	6,811,328
TOTAL ASSET-BACKED SECURITIES (Cost $42,193,686)		42,348,899
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,298,773	2,332,420
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	3,610,802	3,640,117
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.52%, 6/25/36	142,753	97,974
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	5,127,750	5,178,876
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	3,497,377	3,530,099
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	5,575,000	5,579,489
MFA Trust, Series 2024-NQM2, Class A1, 5.27%, 8/25/69(2)	6,625,000	6,643,933
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	2,175,000	2,173,505
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	5,920,000	5,962,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	37,561	33,621
		35,172,923
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	390,058	385,706
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,379,861)		35,558,629
PREFERRED STOCKS — 1.9%
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	2,600,000	2,608,032
Barclays PLC, 6.125%	4,575,000	4,565,305
Commerzbank AG, 7.00%	4,000,000	4,005,282
Intesa Sanpaolo SpA, 7.70%(2)	2,600,000	2,603,329
Lloyds Banking Group PLC, 7.50%	1,800,000	1,820,957
NatWest Group PLC, 6.00%	1,800,000	1,803,567
Nordea Bank Abp, 6.625%(2)	4,480,000	4,545,879
Societe Generale SA, 8.00%(2)	1,800,000	1,819,274
		23,771,625
Capital Markets — 0.6%
Charles Schwab Corp., 5.375%	4,510,000	4,513,714
Deutsche Bank AG, 7.50%	2,600,000	2,594,392
UBS Group AG, 6.875%	2,600,000	2,611,739
		9,719,845
TOTAL PREFERRED STOCKS (Cost $33,294,138)		33,491,470
3

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	$6,467,000	$6,774,170
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	3,477,000	3,704,769
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	1,700,000	1,800,925
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	6,045,000	6,454,812
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,079,615
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,436,297)		21,814,291
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.58%, (3-month SOFR plus 2.46%), 8/14/30(2)	4,625,000	4,648,111
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.46%), 7/15/31(2)	2,250,000	2,257,026
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,875,000)		6,905,137
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper(3) — 1.3%
Overwatch Alpha Funding LLC, 4.97%, 10/1/24 (LOC: Bank of Nova Scotia)(2)	22,250,000	22,247,017
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,798	95,798
TOTAL SHORT-TERM INVESTMENTS (Cost $22,345,797)		22,342,815
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,801,934,119)		1,773,364,489
OTHER ASSETS AND LIABILITIES — 0.1%		2,387,163
TOTAL NET ASSETS — 100.0%		$1,775,751,652

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,125	December 2024	$123,618,165	$138,432
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	$(865)	$6,307,891	$6,307,026
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	132	187,038	187,170
CPURNSA	Receive	2.49%	5/28/25	$50,000,000	373	(274,729)	(274,356)
CPURNSA	Receive	2.19%	6/18/25	$25,000,000	381	(86,897)	(86,516)
CPURNSA	Receive	2.31%	6/24/25	$25,000,000	390	(121,230)	(120,840)
CPURNSA	Receive	2.35%	7/1/25	$25,000,000	400	(138,930)	(138,530)
CPURNSA	Receive	2.34%	7/10/25	$25,000,000	414	(129,528)	(129,114)
CPURNSA	Receive	2.33%	7/10/25	$25,000,000	413	(127,108)	(126,695)
CPURNSA	Receive	2.26%	7/12/25	$25,000,000	416	(106,477)	(106,061)
CPURNSA	Receive	2.05%	7/17/25	$25,000,000	424	(53,598)	(53,174)
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,295,530	2,296,127
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,273,792	2,274,414
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	680	505,181	505,861
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	868	(650,577)	(649,709)
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	551	(43,351)	(42,800)
					$5,796	$9,837,007	$9,842,803

4

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,588,329.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $146,281,935, which represented 8.2% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,801,934,119)	$1,773,364,489
Receivable for investments sold	4,374,015
Receivable for capital shares sold	381,385
Receivable for variation margin on swap agreements	196,246
Interest receivable	6,046,111
1,784,362,246

Liabilities
Payable for investments purchased	6,552,511
Payable for capital shares redeemed	1,207,785
Payable for variation margin on futures contracts	413,089
Accrued management fees	419,047
Distribution and service fees payable	18,162
8,610,594

Net Assets	$1,775,751,652

Net Assets Consist of:
Capital paid in	$1,821,613,325
Distributable earnings (loss)	(45,861,673)
$1,775,751,652

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$349,567,699	33,377,041	$10.47
I Class	$483,473,604	45,743,462	$10.57
Y Class	$16,361,011	1,546,762	$10.58
A Class	$47,451,888	4,585,369	$10.35
C Class	$2,752,329	278,207	$9.89
R Class	$14,983,605	1,417,397	$10.57
R5 Class	$112,364,072	10,630,254	$10.57
R6 Class	$40,258,073	3,808,985	$10.57
G Class	$708,539,371	66,908,914	$10.59
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.59 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$38,915,047

Expenses:
Management fees	3,645,220
Interest expenses	575,348
Distribution and service fees:
A Class	59,169
C Class	16,091
R Class	39,344
Trustees' fees and expenses	56,654
4,391,826
Fees waived - G Class	(1,078,492)
3,313,334

Net investment income (loss)	35,601,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(14,555,033)
Futures contract transactions	2,936,071
Swap agreement transactions	16,282,686
4,663,724

Change in net unrealized appreciation (depreciation) on:
Investments	50,086,749
Futures contracts	(473,554)
Swap agreements	(17,277,328)
32,335,867

Net realized and unrealized gain (loss)	36,999,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,601,304

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$35,601,713	$51,181,270
Net realized gain (loss)	4,663,724	(18,920,990)
Change in net unrealized appreciation (depreciation)	32,335,867	4,013,633
Net increase (decrease) in net assets resulting from operations	72,601,304	36,273,913

Distributions to Shareholders
From earnings:
Investor Class	(137,956)	(10,648,635)
I Class	(411,068)	(17,031,928)
Y Class	(20,821)	(468,696)
A Class	—	(1,203,228)
C Class	—	(87,482)
R Class	—	(367,149)
R5 Class	(146,349)	(3,161,139)
R6 Class	(55,812)	(946,789)
G Class	(2,066,610)	(23,358,393)
Decrease in net assets from distributions	(2,838,616)	(57,273,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(131,295,346)	(394,247,153)

Net increase (decrease) in net assets	(61,532,658)	(415,246,679)

Net Assets
Beginning of period	1,837,284,310	2,252,530,989
End of period	$1,775,751,652	$1,837,284,310

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
9

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 28% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

10

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $349,113,253, of which $176,166,685 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $446,218,614, of which $409,568,450 represented U.S. Treasury and Government Agency obligations.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,878,845	$19,125,197	7,388,722	$74,294,921
Issued in reinvestment of distributions	13,533	137,759	1,063,057	10,630,570
Redeemed	(4,831,342)	(49,145,124)	(22,877,152)	(229,847,108)
	(2,938,964)	(29,882,168)	(14,425,373)	(144,921,617)
I Class
Sold	3,811,852	39,214,802	13,561,762	137,596,847
Issued in reinvestment of distributions	37,561	385,747	1,546,278	15,601,943
Redeemed	(10,369,681)	(106,105,799)	(44,495,072)	(450,634,740)
	(6,520,268)	(66,505,250)	(29,387,032)	(297,435,950)
Y Class
Sold	132,819	1,368,391	875,932	8,889,923
Issued in reinvestment of distributions	2,027	20,821	46,452	468,696
Redeemed	(138,624)	(1,434,362)	(652,202)	(6,590,863)
	(3,778)	(45,150)	270,182	2,767,756
A Class
Sold	539,035	5,430,578	1,465,825	14,561,803
Issued in reinvestment of distributions	—	—	58,701	580,604
Redeemed	(731,802)	(7,372,395)	(1,965,492)	(19,514,527)
	(192,767)	(1,941,817)	(440,966)	(4,372,120)
C Class
Sold	413	3,958	38,000	362,930
Issued in reinvestment of distributions	—	—	7,716	73,381
Redeemed	(127,201)	(1,227,991)	(556,930)	(5,322,075)
	(126,788)	(1,224,033)	(511,214)	(4,885,764)
R Class
Sold	119,335	1,231,995	362,316	3,677,438
Issued in reinvestment of distributions	—	—	35,844	363,104
Redeemed	(326,088)	(3,371,007)	(493,839)	(5,014,783)
	(206,753)	(2,139,012)	(95,679)	(974,241)
R5 Class
Sold	547,976	5,641,234	1,356,300	13,737,718
Issued in reinvestment of distributions	13,594	139,614	299,144	3,015,799
Redeemed	(770,334)	(7,962,201)	(1,660,467)	(16,789,521)
	(208,764)	(2,181,353)	(5,023)	(36,004)
R6 Class
Sold	1,111,912	11,473,096	3,371,016	34,139,607
Issued in reinvestment of distributions	5,072	52,039	88,006	887,097
Redeemed	(881,811)	(9,097,061)	(2,068,854)	(20,950,772)
	235,173	2,428,074	1,390,168	14,075,932
G Class
Sold	1,897,599	19,589,191	9,571,413	97,544,399
Issued in reinvestment of distributions	201,032	2,066,610	2,315,004	23,358,393
Redeemed	(5,008,385)	(51,460,438)	(7,855,007)	(79,367,937)
	(2,909,754)	(29,804,637)	4,031,410	41,534,855
Net increase (decrease)	(12,872,663)	$(131,295,346)	(39,173,527)	$(394,247,153)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,546,311,772	—
Corporate Bonds	—	64,591,476	—
Asset-Backed Securities	—	42,348,899	—
Collateralized Mortgage Obligations	—	35,558,629	—
Preferred Stocks	—	33,491,470	—
Commercial Mortgage-Backed Securities	—	21,814,291	—
Collateralized Loan Obligations	—	6,905,137	—
Short-Term Investments	$95,798	22,247,017	—
	$95,798	$1,773,268,691	—
Other Financial Instruments
Futures Contracts	$138,432	—	—
Swap Agreements	—	$11,570,598	—
	$138,432	$11,570,598	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$1,727,795	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $181,726,615 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin
13

is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $472,916,667.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$413,089
Other Contracts	Receivable for variation margin on swap agreements*	$196,246	Payable for variation margin on swap agreements*	—
		$196,246		$413,089
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$2,936,071	Change in net unrealized appreciation (depreciation) on futures contracts	$(473,554)
Other Contracts	Net realized gain (loss) on swap agreement transactions	16,282,686	Change in net unrealized appreciation (depreciation) on swap agreements	(17,277,328)
		$19,218,757		$(17,750,882)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,803,570,810
Gross tax appreciation of investments	$10,335,991
Gross tax depreciation of investments	(40,542,312)
Net tax appreciation (depreciation) of investments	$(30,206,321)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(33,650,286) and accumulated long-term capital losses of $(31,626,169), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.07	0.19	0.21	0.40	—(4)	—	—(4)	$10.47	4.01%	0.63%	0.63%	3.75%	3.75%	20%	$349,568
2024	$10.15	0.24	(0.04)	0.20	(0.28)	—	(0.28)	$10.07	1.88%	0.70%	0.70%	2.32%	2.32%	24%	$365,611
2023	$10.89	0.47	(0.65)	(0.18)	(0.49)	(0.07)	(0.56)	$10.15	(1.48)%	0.63%	0.63%	4.46%	4.46%	32%	$515,266
2022	$10.79	0.49	0.04	0.53	(0.43)	—	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
2021	$10.01	0.09	0.78	0.87	(0.09)	—	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
2020	$10.11	0.21	(0.14)	0.07	(0.17)	—	(0.17)	$10.01	0.69%	0.57%	0.57%	2.13%	2.13%	50%	$572,935
I Class
2024(3)	$10.16	0.20	0.22	0.42	(0.01)	—	(0.01)	$10.57	4.12%	0.53%	0.53%	3.85%	3.85%	20%	$483,474
2024	$10.24	0.26	(0.05)	0.21	(0.29)	—	(0.29)	$10.16	1.96%	0.60%	0.60%	2.42%	2.42%	24%	$530,952
2023	$10.98	0.48	(0.65)	(0.17)	(0.50)	(0.07)	(0.57)	$10.24	(1.36)%	0.53%	0.53%	4.56%	4.56%	32%	$836,499
2022	$10.88	0.50	0.04	0.54	(0.44)	—	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
2021	$10.09	0.10	0.79	0.89	(0.10)	—	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
2020	$10.19	0.23	(0.15)	0.08	(0.18)	—	(0.18)	$10.09	0.79%	0.47%	0.47%	2.23%	2.23%	50%	$150,405
Y Class
2024(3)	$10.17	0.20	0.22	0.42	(0.01)	—	(0.01)	$10.58	4.17%	0.43%	0.43%	3.95%	3.95%	20%	$16,361
2024	$10.25	0.24	(0.02)	0.22	(0.30)	—	(0.30)	$10.17	2.16%	0.50%	0.50%	2.52%	2.52%	24%	$15,764
2023	$10.99	0.50	(0.66)	(0.16)	(0.51)	(0.07)	(0.58)	$10.25	(1.36)%	0.43%	0.43%	4.66%	4.66%	32%	$13,125
2022	$10.88	0.52	0.04	0.56	(0.45)	—	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
2020	$10.19	0.22	(0.13)	0.09	(0.19)	—	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$10,494
A Class
2024(3)	$9.96	0.18	0.21	0.39	—	—	—	$10.35	3.92%	0.88%	0.88%	3.50%	3.50%	20%	$47,452
2024	$10.05	0.20	(0.04)	0.16	(0.25)	—	(0.25)	$9.96	1.64%	0.95%	0.95%	2.07%	2.07%	24%	$47,571
2023	$10.78	0.43	(0.63)	(0.20)	(0.46)	(0.07)	(0.53)	$10.05	(1.75)%	0.88%	0.88%	4.21%	4.21%	32%	$52,427
2022	$10.68	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695
2021	$9.91	0.07	0.76	0.83	(0.06)	—	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361
2020	$10.01	0.18	(0.13)	0.05	(0.15)	—	(0.15)	$9.91	0.44%	0.82%	0.82%	1.88%	1.88%	50%	$29,951

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$9.55	0.15	0.19	0.34	—	—	—	$9.89	3.56%	1.63%	1.63%	2.75%	2.75%	20%	$2,752
2024	$9.66	0.15	(0.07)	0.08	(0.19)	—	(0.19)	$9.55	0.86%	1.70%	1.70%	1.32%	1.32%	24%	$3,869
2023	$10.39	0.32	(0.59)	(0.27)	(0.39)	(0.07)	(0.46)	$9.66	(2.52)%	1.63%	1.63%	3.46%	3.46%	32%	$8,851
2022	$10.32	0.34	0.06	0.40	(0.33)	—	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
2021	$9.59	(0.03)	0.76	0.73	—(4)	—	—(4)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378
2020	$9.69	0.17	(0.20)	(0.03)	(0.07)	—	(0.07)	$9.59	(0.33)%	1.57%	1.57%	1.13%	1.13%	50%	$6,571
R Class
2024(3)	$10.18	0.17	0.22	0.39	—	—	—	$10.57	3.83%	1.13%	1.13%	3.25%	3.25%	20%	$14,984
2024	$10.27	0.18	(0.04)	0.14	(0.23)	—	(0.23)	$10.18	1.35%	1.20%	1.20%	1.82%	1.82%	24%	$16,539
2023	$11.01	0.44	(0.68)	(0.24)	(0.43)	(0.07)	(0.50)	$10.27	(2.04)%	1.13%	1.13%	3.96%	3.96%	32%	$17,660
2022	$10.90	0.45	0.03	0.48	(0.37)	—	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
2021	$10.11	0.05	0.77	0.82	(0.03)	—	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
2020	$10.21	0.16	(0.14)	0.02	(0.12)	—	(0.12)	$10.11	0.18%	1.07%	1.07%	1.63%	1.63%	50%	$18,099
R5 Class
2024(3)	$10.16	0.20	0.22	0.42	(0.01)	—	(0.01)	$10.57	4.17%	0.43%	0.43%	3.95%	3.95%	20%	$112,364
2024	$10.25	0.25	(0.04)	0.21	(0.30)	—	(0.30)	$10.16	2.06%	0.50%	0.50%	2.52%	2.52%	24%	$110,123
2023	$10.98	0.50	(0.65)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.27)%	0.43%	0.43%	4.66%	4.66%	32%	$111,102
2022	$10.88	0.54	0.01	0.55	(0.45)	—	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
2020	$10.19	0.24	(0.15)	0.09	(0.19)	—	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$417,564
R6 Class
2024(3)	$10.16	0.20	0.23	0.43	(0.02)	—	(0.02)	$10.57	4.20%	0.38%	0.38%	4.00%	4.00%	20%	$40,258
2024	$10.25	0.24	(0.03)	0.21	(0.30)	—	(0.30)	$10.16	2.11%	0.45%	0.45%	2.57%	2.57%	24%	$36,305
2023	$10.98	0.49	(0.64)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.22)%	0.38%	0.38%	4.71%	4.71%	32%	$22,373
2022	$10.88	0.52	0.03	0.55	(0.45)	—	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923
2020	$10.19	0.25	(0.15)	0.10	(0.20)	—	(0.20)	$10.09	0.94%	0.32%	0.32%	2.38%	2.38%	50%	$10,261

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$10.18	0.22	0.22	0.44	(0.03)	—	(0.03)	$10.59	4.34%	0.07%	0.38%	4.31%	4.00%	20%	$708,539
2024	$10.26	0.28	(0.02)	0.26	(0.34)	—	(0.34)	$10.18	2.54%	0.14%	0.45%	2.88%	2.57%	24%	$710,550
2023	$11.00	0.53	(0.65)	(0.12)	(0.55)	(0.07)	(0.62)	$10.26	(1.01)%	0.07%	0.38%	5.02%	4.71%	32%	$675,227
2022	$10.90	0.56	0.03	0.59	(0.49)	—	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759
2021	$10.10	0.18	0.77	0.95	(0.15)	—	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554
2020	$10.20	0.29	(0.16)	0.13	(0.23)	—	(0.23)	$10.10	1.25%	0.01%	0.32%	2.69%	2.38%	50%	$343,192

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
19

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 43.8%
Aerospace and Defense — 0.9%
Boeing Co., 4.875%, 5/1/25	$1,860,000	$1,853,268
Boeing Co., 2.20%, 2/4/26	2,320,000	2,235,005
Howmet Aerospace, Inc., 5.90%, 2/1/27	1,530,000	1,586,743
Spirit AeroSystems, Inc., 4.60%, 6/15/28	369,000	352,905
		6,027,921
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,853,674
Automobiles — 2.0%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	1,525,000	1,532,940
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,558,267
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,683,193
General Motors Financial Co., Inc., 5.35%, 7/15/27	1,415,000	1,447,988
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,274,510
Nissan Motor Acceptance Co. LLC, 5.30%, 9/13/27(1)	2,300,000	2,296,659
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	1,150,000	1,157,409
		12,950,966
Banks — 7.3%
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,504,555
Banco Santander SA, VRN, 5.37%, 7/15/28	3,600,000	3,685,741
Bancolombia SA, VRN, 4.625%, 12/18/29	1,589,000	1,573,869
Bank of America Corp., VRN, 5.93%, 9/15/27	4,115,000	4,238,807
Bank of America Corp., VRN, 5.82%, 9/15/29	1,275,000	1,342,151
Bank of Nova Scotia, 5.35%, 12/7/26	1,540,000	1,579,570
Barclays PLC, VRN, 7.39%, 11/2/28	1,670,000	1,804,082
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	2,000,000	2,052,755
BPCE SA, VRN, 6.61%, 10/19/27(1)	2,445,000	2,538,687
Citizens Bank NA, VRN, 5.28%, 1/26/26	2,260,000	2,258,338
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	1,577,000	1,602,147
Discover Bank, 3.45%, 7/27/26	2,665,000	2,610,250
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	785,000	858,207
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	359,935
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,402,737
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,084,451
Huntington National Bank, VRN, 5.70%, 11/18/25	1,560,000	1,560,181
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	1,285,000	1,329,955
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	1,550,000	1,594,119
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	1,134,000	1,157,257
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,160,000	3,206,140
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	2,505,000	2,540,425
Synchrony Bank, 5.40%, 8/22/25	837,000	838,986
Wells Fargo & Co., VRN, 6.30%, 10/23/29	2,230,000	2,386,504
		47,109,849
Building Products — 0.4%
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	339,000	348,517
Standard Industries, Inc., 5.00%, 2/15/27(1)	2,475,000	2,456,111
		2,804,628
Capital Markets — 5.2%
Ares Capital Corp., 5.95%, 7/15/29	775,000	795,898
2

	Principal Amount/Shares	Value
ARES Capital Corp., 7.00%, 1/15/27	$1,890,000	$1,967,880
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	920,000	940,854
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	1,032,000	1,023,074
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	957,000	1,018,937
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	880,000	896,505
Blue Owl Capital Corp., 3.40%, 7/15/26	1,528,000	1,479,944
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,339,855
Charles Schwab Corp., VRN, 6.20%, 11/17/29	485,000	518,582
CI Financial Corp., 7.50%, 5/30/29(1)	910,000	949,426
Deutsche Bank AG, 5.37%, 9/9/27	2,170,000	2,234,440
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,240,000	1,335,550
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,618,808
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,381,347
Intercontinental Exchange, Inc., 3.625%, 9/1/28	2,431,000	2,380,938
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,680,000	1,608,890
Morgan Stanley, VRN, 6.41%, 11/1/29	2,505,000	2,692,461
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,612,000	1,569,544
State Street Corp., VRN, 3.03%, 11/1/34	2,410,000	2,228,820
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,125,000	3,253,155
		33,234,908
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	597,000	563,432
Construction and Engineering — 0.3%
Quanta Services, Inc., 4.75%, 8/9/27	2,178,000	2,201,680
Consumer Finance — 1.1%
American Express Co., VRN, 5.04%, 7/26/28	861,000	879,864
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,360,786
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,180,000	1,233,905
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,590,000	1,712,749
Navient Corp., 5.875%, 10/25/24	395,000	394,797
OneMain Finance Corp., 7.125%, 3/15/26	1,464,000	1,495,732
		7,077,833
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,475,000	2,414,107
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	608,000	607,451
		3,021,558
Containers and Packaging — 1.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,674,862
Berry Global, Inc., 4.50%, 2/15/26(1)	1,598,000	1,578,728
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	708,000	706,114
LABL, Inc., 8.625%, 10/1/31(1)(2)	640,000	635,819
Sonoco Products Co., 4.45%, 9/1/26	1,139,000	1,139,803
		6,735,326
Diversified REITs — 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,316,328
Highwoods Realty LP, 4.20%, 4/15/29	1,859,000	1,797,449
Kilroy Realty LP, 4.25%, 8/15/29	1,680,000	1,609,422
Store Capital LLC, 4.50%, 3/15/28	480,000	471,192
Trust Fibra Uno, 4.87%, 1/15/30(1)	1,720,000	1,595,766
		6,790,157
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,791,691
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,250,000	2,180,216
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	224,000	241,684
3

	Principal Amount/Shares	Value
Sprint Capital Corp., 6.875%, 11/15/28	$1,440,000	$1,573,347
Verizon Communications, Inc., 7.75%, 12/1/30	1,355,000	1,607,820
		7,394,758
Electric Utilities — 0.8%
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,491,076
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,496,718
		4,987,794
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,559,948
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	1,140,000	1,147,643
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,850,000	1,917,700
Financial Services — 1.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	2,731,000	2,559,722
Corebridge Financial, Inc., 3.50%, 4/4/25	2,300,000	2,283,168
Corebridge Global Funding, 5.75%, 7/2/26(1)	1,480,000	1,518,475
Essent Group Ltd., 6.25%, 7/1/29	2,010,000	2,097,911
NMI Holdings, Inc., 6.00%, 8/15/29	1,215,000	1,249,387
		9,708,663
Ground Transportation — 0.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	2,200,000	2,184,077
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	793,000	808,397
		2,992,474
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,888,000	1,947,625
Solventum Corp., 5.45%, 2/25/27(1)	1,260,000	1,286,188
		3,233,813
Health Care Providers and Services — 1.9%
HCA, Inc., 5.20%, 6/1/28	1,720,000	1,765,591
Icon Investments Six DAC, 5.81%, 5/8/27	3,040,000	3,137,450
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,481,126
IQVIA, Inc., 6.25%, 2/1/29	650,000	691,411
Select Medical Corp., 6.25%, 8/15/26(1)	1,180,000	1,188,134
Tenet Healthcare Corp., 6.25%, 2/1/27	2,190,000	2,194,783
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,050,013
		12,508,508
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	667,119
Las Vegas Sands Corp., 5.90%, 6/1/27	2,380,000	2,444,640
Meituan, 2.125%, 10/28/25(1)	1,035,000	1,006,331
		4,118,090
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	963,356
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	1,605,000	1,717,938
Insurance — 3.1%
Athene Global Funding, 5.68%, 2/23/26(1)	1,900,000	1,928,383
Athene Global Funding, 5.62%, 5/8/26(1)	1,810,000	1,839,170
Athene Global Funding, 5.35%, 7/9/27(1)	437,000	446,418
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	1,230,000	1,271,301
CNO Global Funding, 5.875%, 6/4/27(1)	1,535,000	1,581,638
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,954,348
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,524,272
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,586,956
4

	Principal Amount/Shares	Value
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	$2,000,000	$1,928,228
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	2,970,000	3,064,884
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	1,610,000	1,604,657
		19,730,255
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	844,000	884,288
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,303,270
		3,187,558
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,289,590
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,638,226
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,299,816
		4,938,042
Machinery — 0.5%
Caterpillar Financial Services Corp., 4.45%, 10/16/26	3,190,000	3,228,297
Media — 0.9%
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	3,205,000	3,099,023
TEGNA, Inc., 4.75%, 3/15/26(1)	1,405,000	1,388,175
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,600,453
		6,087,651
Metals and Mining — 0.3%
CSN Inova Ventures, 6.75%, 1/28/28(1)	2,250,000	2,175,626
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	2,080,000	2,078,307
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,867,000	1,825,958
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,295,000	1,265,840
		5,170,105
Oil, Gas and Consumable Fuels — 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	2,530,000	2,632,263
Ecopetrol SA, 5.375%, 6/26/26	1,125,000	1,123,357
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,556,501
Petroleos Mexicanos, 5.35%, 2/12/28	2,250,000	2,104,052
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	1,855,000	1,706,834
SM Energy Co., 6.75%, 9/15/26	1,492,000	1,492,439
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(1)	3,145,000	3,169,847
		13,785,293
Passenger Airlines — 1.7%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	2,050,000	2,030,819
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	1,528,214	1,506,637
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,921,361	1,917,456
Delta Air Lines, Inc., 7.375%, 1/15/26	1,380,000	1,420,813
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	438,750	436,152
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	1,714,125	1,722,730
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	2,035,000	2,061,829
		11,096,436
Real Estate Management and Development — 0.1%
Newmark Group, Inc., 7.50%, 1/12/29	606,000	655,177
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,950,000	1,937,255
Intel Corp., 4.875%, 2/10/26	1,770,000	1,779,580
Micron Technology, Inc., 4.19%, 2/15/27	2,145,000	2,139,662
		5,856,497
Software — 1.0%
Cadence Design Systems, Inc., 4.20%, 9/10/27	921,000	925,743
5

	Principal Amount/Shares	Value
Open Text Corp., 6.90%, 12/1/27(1)	$2,259,000	$2,384,537
Oracle Corp., 2.65%, 7/15/26	1,380,000	1,341,875
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,080,000	2,080,701
		6,732,856
Specialized REITs — 1.0%
EPR Properties, 4.50%, 6/1/27	1,600,000	1,577,085
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,881,193
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,979,419
		6,437,697
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,103,000	1,104,406
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	1,730,000	1,818,735
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,266,789
Aircastle Ltd., 5.95%, 2/15/29(1)	765,000	792,852
		3,059,641
TOTAL CORPORATE BONDS (Cost $276,582,768)		281,976,479
U.S. TREASURY SECURITIES — 23.0%
U.S. Treasury Notes, 1.125%, 1/15/25(3)	2,000,000	1,980,376
U.S. Treasury Notes, 4.625%, 2/28/26	15,000,000	15,168,750
U.S. Treasury Notes, 4.625%, 9/15/26	25,000,000	25,452,149
U.S. Treasury Notes, 2.00%, 11/15/26	700,000	676,867
U.S. Treasury Notes, 4.625%, 11/15/26	43,000,000	43,865,039
U.S. Treasury Notes, 4.00%, 1/15/27	17,000,000	17,143,106
U.S. Treasury Notes, 4.50%, 5/15/27	12,200,000	12,477,359
U.S. Treasury Notes, 4.625%, 6/15/27	25,000,000	25,678,223
U.S. Treasury Notes, 4.375%, 7/15/27	5,000,000	5,105,273
TOTAL U.S. TREASURY SECURITIES (Cost $145,123,659)		147,547,142
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
Private Sponsor Collateralized Mortgage Obligations — 8.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	557,818	546,261
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,666,462
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	932,264	904,510
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,825,000	1,824,025
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	2,245,243	2,273,153
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	2,903,280	2,926,851
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.88%, (30-day average SOFR plus 1.60%), 8/25/54(1)	1,422,215	1,424,813
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	3,404,710	3,416,885
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	125,491	125,856
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,748,097	1,765,526
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	1,220,561	1,231,981
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	2,838,590	2,847,339
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	2,000,000	2,001,610
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	2,206,437	2,239,084
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	1,403,260	1,429,285
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	1,778,641	1,802,664
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	2,371,243	2,386,914
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	1,611,000	1,615,203
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,902,650	1,937,275
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,628,497	1,658,064
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	775,000	774,467
6

	Principal Amount/Shares	Value
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)	$1,800,000	$1,659,759
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	2,845,159	2,856,931
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	3,112,398	3,134,140
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	2,123,000	2,138,381
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.68%, (30-day average SOFR plus 3.40%), 11/25/33(1)	1,800,000	1,832,833
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 3.32%, 5/25/65(1)	182,505	177,980
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	693,298	640,401
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,906,650	1,943,742
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	2,001,982	2,038,861
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,895,362	1,933,041
		55,154,297
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.23%, (30-day average SOFR plus 2.95%), 6/25/42(1)	981,333	1,009,318
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.43%, (30-day average SOFR plus 2.15%), 9/25/42(1)	451,540	456,951
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,312,819	238,711
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	899,684	147,287
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,268,283	183,073
		2,035,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,772,275)		57,189,637
PREFERRED STOCKS — 6.8%
Banks — 5.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	2,394,000	2,401,395
Banco Santander SA, 4.75%	2,800,000	2,672,541
Bank of Nova Scotia, 4.90%	2,205,000	2,180,436
Barclays PLC, 6.125%	2,180,000	2,175,380
BNP Paribas SA, 7.375%(1)	2,410,000	2,437,672
Commerzbank AG, 7.00%	2,400,000	2,403,169
Credit Agricole SA, 8.125%(1)	1,960,000	2,018,555
Danske Bank AS, 7.00%	2,218,000	2,229,163
HSBC Holdings PLC, 6.00%	1,500,000	1,510,409
HSBC Holdings PLC, 6.375%	1,535,000	1,538,963
ING Groep NV, 6.50%	1,540,000	1,544,338
Intesa Sanpaolo SpA, 7.70%(1)	2,425,000	2,428,105
Lloyds Banking Group PLC, 7.50%	1,490,000	1,507,348
NatWest Group PLC, 6.00%	1,080,000	1,082,140
NatWest Group PLC, 8.00%	1,335,000	1,356,917
Nordea Bank Abp, 6.625%(1)	2,160,000	2,191,763
Societe Generale SA, 8.00%(1)	3,215,000	3,249,426
		34,927,720
Capital Markets — 1.2%
Charles Schwab Corp., 5.375%	1,720,000	1,721,417
Deutsche Bank AG, 7.50%	2,400,000	2,394,823
Goldman Sachs Group, Inc., 7.38%	1,360,000	1,366,450
UBS Group AG, 6.875%	2,150,000	2,159,707
		7,642,397
Oil, Gas and Consumable Fuels — 0.1%
Venture Global LNG, Inc., 9.00%(1)	539,000	546,758
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	785,000	781,069
TOTAL PREFERRED STOCKS (Cost $43,232,790)		43,897,944
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.80%, (1-month SOFR plus 1.71%), 6/15/36(1)	$744,000	730,645
7

		Principal Amount/Shares	Value
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.12%, (3-month SOFR plus 1.86%), 4/30/31(1)		$1,000,000	$1,003,638
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.56%, (1-month SOFR plus 1.46%), 11/15/36(1)		1,237,719	1,234,322
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.36%, (1-month SOFR plus 2.26%), 9/15/35(1)		1,753,000	1,760,275
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.58%, (3-month SOFR plus 2.46%), 8/14/30(1)		1,050,000	1,055,247
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.34%, (3-month SOFR plus 2.06%), 7/20/30(1)		650,000	653,527
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)		294,390	294,632
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.30%, (3-month SOFR plus 2.01%), 4/17/30(1)		2,000,000	2,005,208
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 6.48%, (3-month SOFR plus 1.18%), 10/15/30(1)		1,842,442	1,844,632
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.08%, (3-month SOFR plus 1.96%), 11/15/28(1)		1,775,000	1,782,782
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.61%, (1-month SOFR plus 1.51%), 6/16/36(1)		3,042,000	2,985,726
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.91%, (3-month SOFR plus 1.96%), 9/15/29(1)		1,500,000	1,502,665
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.28%, (3-month SOFR plus 2.00%), 7/20/31(1)		2,050,000	2,055,775
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.25%, (3-month SOFR plus 1.96%), 1/16/31(1)		2,000,000	2,007,430
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 6.55%, (3-month SOFR plus 1.26%), 10/17/31(1)		1,020,173	1,021,070
PFP Ltd., Series 2022-9, Class A, VRN, 7.37%, (1-month SOFR plus 2.27%), 8/19/35(1)		1,109,834	1,115,861
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.23%, (1-month SOFR plus 2.37%), 10/25/39(1)		1,149,912	1,152,007
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.73%, (3-month SOFR plus 1.45%), 10/20/30(1)		432,506	433,143
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.26%, (1-month SOFR plus 2.30%), 6/17/37(1)		1,383,036	1,385,415
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/30(1)		1,500,000	1,504,352
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.40%, (1-month SOFR plus 1.31%), 3/15/38(1)		1,356,244	1,344,188
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.23%, (1-month SOFR plus 2.15%), 2/15/39(1)		1,964,500	1,944,454
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.94%, (3-month SOFR plus 2.66%), 9/15/30(1)		3,450,000	3,463,018
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(1)		48,799	48,812
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,943,645)			34,328,824
ASSET-BACKED SECURITIES — 5.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,152,992	1,041,597
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)		1,257,567	1,261,883
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,259,751	1,146,126
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		797,305	744,140
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		277,251	258,771
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,055,628	1,021,457
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	1,300,000	925,163
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,303,775
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		$188,634	182,729
Enterprise Fleet Financing LLC, Series 2024-1, Class A3, SEQ, 5.16%, 9/20/30(1)		2,200,000	2,261,954
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,898,732
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		399,930	375,523
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		976,507	1,007,206
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,221,027	1,171,012
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,255,282	2,044,983
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	2,253,841
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		885,669	861,745
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		680,550	693,032
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,746,223
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27		798,429	800,536
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)		2,335,000	2,333,405
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		1,394,575	1,263,718
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		2,500,000	2,400,594
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		2,204,155	2,243,888
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		11,172	11,153
TOTAL ASSET-BACKED SECURITIES (Cost $32,812,673)			32,253,186
8

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$462,000	$364,514
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	494,178
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.37%, (1-month SOFR plus 2.27%), 11/15/34(1)	1,683,000	35,308
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.06%, (1-month SOFR plus 2.96%), 11/15/34(1)	1,581,000	15,778
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	834,000	644,608
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	253,751
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.21%, (1-month SOFR plus 2.11%), 8/15/36(1)	1,400,000	1,265,717
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 6.36%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	792,437
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.71%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,711,056
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 6.33%, (1-month SOFR plus 1.23%), 11/15/38(1)	644,250	641,881
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.06%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,425,657	1,428,264
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	1,943,000	1,925,055
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	974,000	960,878
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,699,382
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.61%, (1-month SOFR plus 1.51%), 3/15/38(1)	2,470,613	2,423,926
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	361,473
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	622,021
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.71%, (1-month SOFR plus 1.61%), 1/15/36(1)	1,512,000	1,412,586
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 6.45%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	988,550
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	2,990,000	3,090,706
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	381,000	338,453
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	321,815
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	291,349
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,054,034)		22,083,686
BANK LOAN OBLIGATIONS(4) — 0.4%
Passenger Airlines — 0.1%
American Airlines, Inc., 2023 Term Loan B, 7.96%, (1-month SOFR plus 2.75%), 2/15/28	475,300	474,927
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 7.05%, (1-month SOFR plus 1.75%), 8/1/27	1,938,463	1,936,185
TOTAL BANK LOAN OBLIGATIONS (Cost $2,407,303)		2,411,112
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29 (Cost $1,092,596)	975,000	1,134,151
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $1,390,935), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $1,365,149)		1,364,966
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $16,631,144), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $16,307,192)		16,305,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.375% - 4.00%, 4/30/25 - 1/31/29, valued at $5,572,072), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $5,462,731)		5,462,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,131,966)		23,131,966
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $640,153,709)		645,954,127
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,739,383)
TOTAL NET ASSETS — 100.0%		$643,214,744

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	291,443	USD	215,145	JPMorgan Chase Bank N.A.	12/18/24	$775
USD	2,436,292	CAD	3,304,825	JPMorgan Chase Bank N.A.	12/18/24	(12,131)
						$(11,356)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	994	December 2024	$206,992,735	$31,033
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	213	December 2024	$23,405,039	$85,686
U.S. Treasury 10-Year Notes	110	December 2024	12,570,938	47,223
U.S. Treasury 10-Year Ultra Notes	38	December 2024	4,495,281	(5,121)
			$40,471,258	$127,788
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$5,920,000	$(326,806)	$(141,241)	$(468,047)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $278,269,414, which represented 43.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,700,153.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $640,153,709)	$645,954,127
Cash	154,504
Receivable for investments sold	7,198,138
Receivable for capital shares sold	2,328,051
Unrealized appreciation on forward foreign currency exchange contracts	775
Interest receivable	6,557,068
662,192,663

Liabilities
Foreign currency overdraft payable, at value (cost of $4,887)	4,869
Payable for investments purchased	17,566,102
Payable for capital shares redeemed	896,451
Payable for variation margin on futures contracts	256,550
Payable for variation margin on swap agreements	2,783
Unrealized depreciation on forward foreign currency exchange contracts	12,131
Accrued management fees	226,215
Distribution and service fees payable	5,925
Dividends payable	6,893
18,977,919

Net Assets	$643,214,744

Net Assets Consist of:
Capital paid in	$699,656,324
Distributable earnings (loss)	(56,441,580)
$643,214,744

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$153,109,238	16,890,372	$9.06
I Class	$455,023,552	50,219,686	$9.06
Y Class	$630,213	69,531	$9.06
A Class	$16,847,633	1,859,054	$9.06
C Class	$2,384,420	263,086	$9.06
R Class	$1,274,007	140,491	$9.07
R5 Class	$184,767	20,385	$9.06
R6 Class	$13,760,914	1,517,331	$9.07
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.27 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$17,532,166

Expenses:
Management fees	1,353,776
Distribution and service fees:
A Class	24,700
C Class	11,511
R Class	2,715
Trustees' fees and expenses	19,719
Other expenses	1,484
1,413,905

Net investment income (loss)	16,118,261

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,635,018
Forward foreign currency exchange contract transactions	38,387
Futures contract transactions	67,177
Swap agreement transactions	(20,720)
Foreign currency translation transactions	(666)
1,719,196

Change in net unrealized appreciation (depreciation) on:
Investments	9,497,240
Forward foreign currency exchange contracts	(26,631)
Futures contracts	443,936
Swap agreements	(141,241)
Translation of assets and liabilities in foreign currencies	5
9,773,309

Net realized and unrealized gain (loss)	11,492,505

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,610,766

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$16,118,261	$32,963,051
Net realized gain (loss)	1,719,196	(21,190,879)
Change in net unrealized appreciation (depreciation)	9,773,309	20,344,848
Net increase (decrease) in net assets resulting from operations	27,610,766	32,117,020

Distributions to Shareholders
From earnings:
Investor Class	(3,957,785)	(8,748,312)
I Class	(11,372,371)	(22,547,619)
Y Class	(14,443)	(31,571)
A Class	(485,851)	(1,134,740)
C Class	(47,931)	(94,979)
R Class	(25,309)	(28,641)
R5 Class	(5,466)	(14,579)
R6 Class	(351,708)	(577,968)
Decrease in net assets from distributions	(16,260,864)	(33,178,409)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,975,708	(176,476,862)

Net increase (decrease) in net assets	32,325,610	(177,538,251)

Net Assets
Beginning of period	610,889,134	788,427,385
End of period	$643,214,744	$610,889,134

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%

15

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $582,570,282, of which $244,423,750 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $560,243,384, of which $288,510,971 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,438,172	$21,817,462	5,299,287	$46,947,729
Issued in reinvestment of distributions	437,643	3,914,730	979,660	8,663,706
Redeemed	(2,967,633)	(26,617,435)	(15,107,169)	(133,671,063)
	(91,818)	(885,243)	(8,828,222)	(78,059,628)
I Class
Sold	9,073,047	81,122,913	21,311,909	188,700,136
Issued in reinvestment of distributions	1,271,543	11,371,782	2,549,960	22,547,067
Redeemed	(7,563,764)	(67,525,318)	(34,813,140)	(307,474,943)
	2,780,826	24,969,377	(10,951,271)	(96,227,740)
Y Class
Sold	13,851	125,259	59,996	529,617
Issued in reinvestment of distributions	1,615	14,443	3,571	31,571
Redeemed	(9,715)	(86,468)	(31,999)	(283,792)
	5,751	53,234	31,568	277,396
A Class
Sold	310,522	2,794,880	662,183	5,864,705
Issued in reinvestment of distributions	54,025	482,746	128,282	1,134,283
Redeemed	(947,299)	(8,497,474)	(1,350,192)	(11,934,690)
	(582,752)	(5,219,848)	(559,727)	(4,935,702)
C Class
Sold	33,045	296,146	75,218	666,834
Issued in reinvestment of distributions	5,256	47,012	10,534	93,172
Redeemed	(48,526)	(432,403)	(118,494)	(1,048,041)
	(10,225)	(89,245)	(32,742)	(288,035)
R Class
Sold	50,232	450,244	76,448	678,234
Issued in reinvestment of distributions	2,823	25,270	3,222	28,509
Redeemed	(13,775)	(123,558)	(38,232)	(339,871)
	39,280	351,956	41,438	366,872
R5 Class
Sold	5	32	5,587	49,413
Issued in reinvestment of distributions	600	5,370	1,628	14,396
Redeemed	(6,105)	(54,470)	(18,268)	(162,171)
	(5,500)	(49,068)	(11,053)	(98,362)
R6 Class
Sold	384,477	3,426,857	689,757	6,113,764
Issued in reinvestment of distributions	39,210	351,035	65,010	575,444
Redeemed	(216,699)	(1,933,347)	(474,409)	(4,200,871)
	206,988	1,844,545	280,358	2,488,337
Net increase (decrease)	2,342,550	$20,975,708	(20,029,651)	$(176,476,862)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$281,976,479	—
U.S. Treasury Securities	—	147,547,142	—
Collateralized Mortgage Obligations	—	57,189,637	—
Preferred Stocks	—	43,897,944	—
Collateralized Loan Obligations	—	34,328,824	—
Asset-Backed Securities	—	32,253,186	—
Commercial Mortgage-Backed Securities	—	22,083,686	—
Bank Loan Obligations	—	2,411,112	—
Sovereign Governments and Agencies	—	1,134,151	—
Short-Term Investments	—	23,131,966	—
	—	$645,954,127	—
Other Financial Instruments
Futures Contracts	$163,942	—	—
Forward Foreign Currency Exchange Contracts	—	$775	—
	$163,942	$775	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,121	—	—
Swap Agreements	—	$468,047	—
Forward Foreign Currency Exchange Contracts	—	12,131	—
	$5,121	$480,178	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,920,000.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,128,437.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $145,319,148 futures contracts purchased and $43,059,363 futures contracts sold.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$2,783
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$775	Unrealized depreciation on forward foreign currency exchange contracts	12,131
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	256,550
		$775		$271,464
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(20,720)	Change in net unrealized appreciation (depreciation) on swap agreements	$(141,241)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	38,387	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(26,631)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	67,177	Change in net unrealized appreciation (depreciation) on futures contracts	443,936
		$84,844		$276,064

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
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There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$640,234,565
Gross tax appreciation of investments	$11,172,847
Gross tax depreciation of investments	(5,453,285)
Net tax appreciation (depreciation) of investments	$5,719,562

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(31,809,806) and accumulated long-term capital losses of $(31,988,964), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.90	0.23	0.16	0.39	(0.23)	—	(0.23)	$9.06	4.45%	0.52%	0.52%	5.10%	5.10%	92%	$153,109
2024	$8.89	0.43	0.02	0.45	(0.44)	—	(0.44)	$8.90	5.09%	0.52%	0.52%	4.90%	4.90%	214%	$151,197
2023	$9.34	0.32	(0.45)	(0.13)	(0.32)	—	(0.32)	$8.89	(1.24)%	0.52%	0.52%	3.60%	3.60%	188%	$229,572
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	0.52%	2.28%	2.28%	120%	$255,208
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
2020	$9.50	0.24	(0.30)	(0.06)	(0.25)	—	(0.25)	$9.19	(0.65)%	0.52%	0.61%	2.48%	2.39%	98%	$96,773
I Class
2024(3)	$8.90	0.23	0.17	0.40	(0.24)	—	(0.24)	$9.06	4.50%	0.42%	0.42%	5.20%	5.20%	92%	$455,024
2024	$8.89	0.44	0.02	0.46	(0.45)	—	(0.45)	$8.90	5.32%	0.42%	0.42%	5.00%	5.00%	214%	$422,157
2023	$9.33	0.33	(0.44)	(0.11)	(0.33)	—	(0.33)	$8.89	(1.15)%	0.42%	0.42%	3.70%	3.70%	188%	$519,131
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	0.42%	2.38%	2.38%	120%	$430,865
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
2020	$9.49	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	$9.19	(0.44)%	0.42%	0.51%	2.58%	2.49%	98%	$83,287
Y Class
2024(3)	$8.90	0.24	0.16	0.40	(0.24)	—	(0.24)	$9.06	4.56%	0.32%	0.32%	5.30%	5.30%	92%	$630
2024	$8.89	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$568
2023	$9.34	0.40	(0.51)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.07)%	0.32%	0.32%	3.80%	3.80%	188%	$286
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.45)%	0.32%	0.41%	2.68%	2.59%	98%	$5
A Class
2024(3)	$8.90	0.22	0.16	0.38	(0.22)	—	(0.22)	$9.06	4.32%	0.77%	0.77%	4.85%	4.85%	92%	$16,848
2024	$8.89	0.41	0.02	0.43	(0.42)	—	(0.42)	$8.90	4.83%	0.77%	0.77%	4.65%	4.65%	214%	$21,732
2023	$9.34	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	$8.89	(1.49)%	0.77%	0.77%	3.35%	3.35%	188%	$26,690
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	0.77%	2.03%	2.03%	120%	$17,050
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397
2020	$9.50	0.21	(0.29)	(0.08)	(0.23)	—	(0.23)	$9.19	(0.90)%	0.77%	0.86%	2.23%	2.14%	98%	$13,826

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.90	0.18	0.17	0.35	(0.19)	—	(0.19)	$9.06	3.93%	1.52%	1.52%	4.10%	4.10%	92%	$2,384
2024	$8.89	0.35	0.01	0.36	(0.35)	—	(0.35)	$8.90	4.05%	1.52%	1.52%	3.90%	3.90%	214%	$2,433
2023	$9.34	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	$8.89	(2.23)%	1.52%	1.52%	2.60%	2.60%	188%	$2,722
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.52%	1.28%	1.28%	120%	$3,550
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926
2020	$9.50	0.14	(0.29)	(0.15)	(0.16)	—	(0.16)	$9.19	(1.63)%	1.52%	1.61%	1.48%	1.39%	98%	$1,605
R Class
2024(3)	$8.91	0.21	0.16	0.37	(0.21)	—	(0.21)	$9.07	4.19%	1.02%	1.02%	4.60%	4.60%	92%	$1,274
2024	$8.90	0.39	0.02	0.41	(0.40)	—	(0.40)	$8.91	4.69%	1.02%	1.02%	4.40%	4.40%	214%	$901
2023	$9.34	0.30	(0.46)	(0.16)	(0.28)	—	(0.28)	$8.90	(1.74)%	1.02%	1.02%	3.10%	3.10%	188%	$532
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.02%	1.78%	1.78%	120%	$187
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
2020	$9.50	0.19	(0.29)	(0.10)	(0.21)	—	(0.21)	$9.19	(1.14)%	1.02%	1.11%	1.98%	1.89%	98%	$195
R5 Class
2024(3)	$8.90	0.24	0.16	0.40	(0.24)	—	(0.24)	$9.06	4.56%	0.32%	0.32%	5.30%	5.30%	92%	$185
2024	$8.89	0.45	0.02	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$230
2023	$9.34	0.35	(0.46)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.05)%	0.32%	0.32%	3.80%	3.80%	188%	$329
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$131
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.33)%	0.32%	0.41%	2.68%	2.59%	98%	$225
R6 Class
2024(3)	$8.91	0.24	0.16	0.40	(0.24)	—	(0.24)	$9.07	4.58%	0.27%	0.27%	5.35%	5.35%	92%	$13,761
2024	$8.90	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.91	5.48%	0.27%	0.27%	5.15%	5.15%	214%	$11,671
2023	$9.34	0.36	(0.46)	(0.10)	(0.34)	—	(0.34)	$8.90	(1.00)%	0.27%	0.27%	3.85%	3.85%	188%	$9,165
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	0.27%	2.53%	2.53%	120%	$3,008
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267
2020	$9.50	0.26	(0.29)	(0.03)	(0.28)	—	(0.28)	$9.19	(0.39)%	0.27%	0.36%	2.73%	2.64%	98%	$184

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
24

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
25

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
26

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 2411

Semiannual Financial Statements and Other Information

September 30, 2024

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 41.0%
12th & Yesler Owner LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	$13,000,000	$13,000,000
1450 Midvale Investors LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	9,855,000	9,855,000
1834 Bentley Investors LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 4.95%, 10/7/24 (LOC: FNMA)	24,000,000	24,000,000
500 Columbia Place LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	23,000,000	23,000,000
Anton Santa Cruz LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	25,725,000	25,725,000
Barbour Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	9,005,000	9,005,000
Buddy Petersen Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	6,030,000	6,030,000
Champion Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	4,000,000	4,000,000
Dennis Wesley Co., Inc., VRDN, 5.05%, 10/7/24 (LOC: FHLB)	1,335,000	1,335,000
EPR GO Zone Holdings LLC, VRDN, 4.98%, 10/7/24 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 4.95%, 10/9/24 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	18,500,000	18,500,000
Hartsfield Family Trust 2021, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	5,210,000	5,210,000
Housing Venture I LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	9,345,000	9,345,000
Jefferson Centerpointe LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,300,000	7,300,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	9,975,000	9,975,000
JL Irrevocable Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	8,275,000	8,275,000
Johnson Capital Management LLC, VRN, 5.26%, 6/1/47 (LOC: FHLB)	1,655,000	1,655,000
Johnston Family Insurance LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	2,480,000	2,480,000
Lee Bason Family Insurance Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,240,000	7,240,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,665,000	7,665,000
Michael K. Fuhrman & Kristin D. Fuhrman, VRDN, 4.95%, 10/9/24	5,585,000	5,585,000
Santa Monica Ocean Park Partners LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	8,320,000	8,320,000
Sheryl P Werner Irrevocable Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	3,830,000	3,830,000
SIOF 4252 Whittier Blvd LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	7,700,000	7,700,000
SRM Culver City LP, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	27,150,000	27,150,000
SRMHayward LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	18,800,000	18,800,000
Sundowner Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	1,590,000	1,590,000
Supreme Satori Issuing Trust, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	3,210,000	3,210,000
Synergy Colgan Creek LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	24,970,000	24,970,000
TSManion LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	2,140,000	2,140,000
Varenna Care Center LP, VRDN, 4.95%, 10/9/24 (LOC: FHLB)	2,850,000	2,850,000
West Valley MC LLC, VRDN, 4.95%, 10/7/24 (LOC: FHLB)	13,500,000	13,500,000
TOTAL CORPORATE BONDS		367,835,000
REPURCHASE AGREEMENTS — 31.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $291,400,912), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $285,725,409)		285,687,000
U.S. TREASURY SECURITIES(1) — 20.7%
U.S. Treasury Bills, 4.64%, 10/3/24	71,000	70,982
U.S. Treasury Bills, 5.20%, 10/22/24	10,000,000	9,970,104
U.S. Treasury Bills, 5.26%, 10/24/24	7,338,000	7,313,668
U.S. Treasury Bills, 4.82%, 10/29/24	60,000,000	59,780,667
U.S. Treasury Bills, 5.22%, 10/31/24	10,000,000	9,957,125
U.S. Treasury Bills, 5.11%, 11/5/24	17,000,000	16,916,700
U.S. Treasury Bills, 4.77%, 11/26/24	10,000,000	9,927,667
U.S. Treasury Bills, 5.05%, 11/29/24	10,000,000	9,918,383
U.S. Treasury Bills, 4.86%, 2/13/25	3,500,000	3,437,066
2

	Principal Amount	Value
U.S. Treasury Notes, VRN, 4.73%, (3-month USBMMY plus 0.14%), 10/31/24	$52,000,000	$51,996,373
U.S. Treasury Notes, VRN, 4.72%, (3-month USBMMY plus 0.13%), 7/31/25	7,000,000	6,996,799
TOTAL U.S. TREASURY SECURITIES		186,285,534
U.S. GOVERNMENT AGENCY SECURITIES — 10.9%
Adjustable-Rate U.S. Government Agency Securities — 9.8%
Federal Farm Credit Banks Funding Corp., VRN, 4.69%, (3-month USBMMY plus 0.10%), 10/30/24	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.02%, (SOFR plus 0.18%), 3/20/25	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.00%, (SOFR plus 0.16%), 8/4/25	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.01%, (SOFR plus 0.17%), 8/4/25	15,000,000	14,999,949
Federal Farm Credit Banks Funding Corp., VRN, 5.01%, (SOFR plus 0.17%), 10/23/25	8,000,000	8,000,000
FHLB, Series 1, VRN, 4.88%, (SOFR plus 0.04%), 5/28/25	5,000,000	5,000,000
FHLB, VRN, 4.97%, (SOFR plus 0.13%), 2/3/25	10,000,000	10,000,000
FHLB, VRN, 5.03%, (SOFR plus 0.19%), 10/30/25	5,000,000	5,000,000
FHLB, VRN, 5.04%, (SOFR plus 0.20%), 11/13/25	5,000,000	5,000,000
FHLB, VRN, 5.02%, (SOFR plus 0.18%), 9/18/26	7,000,000	7,000,000
FHLB, VRN, 5.03%, (SOFR plus 0.19%), 9/24/26	15,000,000	15,000,000
		87,999,949
Fixed-Rate U.S. Government Agency Securities — 1.1%
FHLB, 5.50%, 7/11/25	10,000,000	10,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		97,999,949
MUNICIPAL SECURITIES — 3.1%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 5.01%, 10/7/24 (LOC: First Port City Bank)(SBBPA: FHLB)(2)	3,885,000	3,885,000
Evergreen-Conecuh Capital Improvement Cooperative District Rev., (Evergreen Hopitality LLC), VRDN, 5.10%, 10/7/24 (LOC: Southpoint Bank and FHLB)(2)	8,850,000	8,850,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 5.15%, 10/7/24 (LOC: East West Bank and FHLB)	4,130,000	4,130,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, Series B, 5.15%, 10/7/24 (LOC: East West Bank and FHLB)	7,560,000	7,560,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, Series B, 4.95%, 10/7/24 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
TOTAL MUNICIPAL SECURITIES		27,850,000
TOTAL INVESTMENT SECURITIES — 107.5%		965,657,483
OTHER ASSETS AND LIABILITIES — (7.5)%		(67,599,539)
TOTAL NET ASSETS — 100.0%		$898,057,944

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,735,000, which represented 1.4% of total net assets.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$679,970,483
Repurchase agreements, at value (amortized cost and cost for federal income tax purposes)	285,687,000
Total investment securities, at value (amortized cost and cost for federal income tax purposes)	965,657,483
Cash	48,421
Receivable for capital shares sold	800,611
Interest receivable	2,853,582
969,360,097

Liabilities
Payable for investments purchased	70,708,333
Payable for capital shares redeemed	246,212
Accrued management fees	326,397
Distribution and service fees payable	13,640
Dividends payable	7,571
71,302,153

Net Assets	$898,057,944

Net Assets Consist of:
Capital paid in	$898,201,511
Distributable earnings (loss)	(143,567)
$898,057,944

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$831,401,110	831,659,507	$1.00
A Class	$66,350,990	66,366,239	$1.00
C Class	$305,844	305,925	$1.00

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,949,713

Expenses:
Management fees	1,823,387
Distribution and service fees:
A Class	82,987
C Class	1,125
Trustees' fees and expenses	24,408
1,931,907

Net investment income (loss)	20,017,806

Net realized gain (loss) on investment transactions	67,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,085,281

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$20,017,806	$35,891,128
Net realized gain (loss)	67,475	(20,689)
Net increase (decrease) in net assets resulting from operations	20,085,281	35,870,439

Distributions to Shareholders
From earnings:
Investor Class	(18,452,192)	(32,434,138)
A Class	(1,559,322)	(3,444,172)
C Class	(6,292)	(12,969)
Decrease in net assets from distributions	(20,017,806)	(35,891,279)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	252,221,134	10,798,138

Net increase (decrease) in net assets	252,288,609	10,777,298

Net Assets
Beginning of period	645,769,335	634,992,037
End of period	$898,057,944	$645,769,335

See Notes to Financial Statements.
6

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

7

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACC and its subsidiaries own 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2024 was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	760,839,601	$760,839,601	1,359,774,730	$1,359,774,730
Issued in reinvestment of distributions	18,370,736	18,370,736	32,138,781	32,138,781
Redeemed	(526,239,945)	(526,239,945)	(1,368,879,534)	(1,368,879,534)
	252,970,392	252,970,392	23,033,977	23,033,977
A Class
Sold	14,228,010	14,228,010	30,891,820	30,891,820
Issued in reinvestment of distributions	1,559,194	1,559,194	3,426,112	3,426,112
Redeemed	(16,543,118)	(16,543,118)	(46,547,155)	(46,547,155)
	(755,914)	(755,914)	(12,229,223)	(12,229,223)
C Class
Sold	7,011	7,011	194,066	194,066
Issued in reinvestment of distributions	6,292	6,292	12,877	12,877
Redeemed	(6,647)	(6,647)	(213,559)	(213,559)
	6,656	6,656	(6,616)	(6,616)
Net increase (decrease)	252,221,134	$252,221,134	10,798,138	$10,798,138

8

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(205,399) and accumulated long-term capital losses of $(5,643), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
9

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.50%	0.45%	0.45%	4.93%	4.93%	$831,401
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.97%	0.46%	0.46%	4.87%	4.87%	$578,368
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.22%	0.46%	0.46%	2.21%	2.21%	$555,354
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.56%	0.46%	0.46%	1.56%	1.56%	$845,564
A Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.37%	0.70%	0.70%	4.68%	4.68%	$66,351
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.71%	0.71%	0.71%	4.62%	4.62%	$67,102
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.99%	0.69%	0.71%	1.98%	1.96%	$79,333
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.31%	0.71%	0.71%	1.31%	1.31%	$82,410
C Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.12%	1.20%	1.20%	4.18%	4.18%	$306
2024	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.19%	1.21%	1.21%	4.12%	4.12%	$299
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.58%	1.13%	1.21%	1.54%	1.46%	$306
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	1.20%	1.21%	0.82%	0.81%	$396

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
11

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the three-, five-, and ten-year periods and below its peer group median for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
12

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund's peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

13

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 2411

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2024